                                                      Registration No. 33-42180
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                        POST-EFFECTIVE AMENDMENT NO. 12

                                   TO FORM S-6
              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
         SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                          ----------------------------


                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                              (EXACT NAME OF TRUST)



                          ----------------------------


                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               GORDON E. MCCUTCHAN
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                          ----------------------------

This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus and Financial Statements.

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on (date) pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Paragraph (a) (3) thereof, a non-refundable fee in the amount of $500.00 has been paid to the Commission. Registrant filed its 24f-2 Notice for the fiscal year ended December 31, 1995, on February 15, 1996.

===============================================================================



                                    1 of 111

                                            CROSS REFERENCE TO ITEMS REQUIRED
                                                      BY FORM N-8B-2

N-8B-2 ITEM                                                                          CAPTION IN PROSPECTUS
-----------                                                                          ---------------------
  1...............................................................................Nationwide Life Insurance Company
                                                                                  The Variable Account
  2...............................................................................Nationwide Life Insurance Company
  3...............................................................................Custodian of Assets
  4...............................................................................Distribution of The Policies
  5...............................................................................The Variable Account
  6...............................................................................Not Applicable
  7...............................................................................Not Applicable
  8...............................................................................Not Applicable
  9...............................................................................Legal Proceedings
 10...............................................................................Information About The Policies; How
                                                                                  The Cash Value Varies; Right to
                                                                                  Exchange for a Fixed Benefit Policy;
                                                                                  Reinstatement; Other Policy
                                                                                  Provisions
 11...............................................................................Investments of The Variable
                                                                                  Account
 12...............................................................................The Variable Account
 13...............................................................................Policy Charges
                                                                                  Reinstatement
 14...............................................................................Underwriting and Issuance -
                                                                                  Premium Payments
                                                                                  Minimum Requirements for
                                                                                  Issuance of a Policy
 15...............................................................................Investments of the Variable
                                                                                  Account; Premium Payments
 16...............................................................................Underwriting and Issuance -
                                                                                  Allocation of Cash Value
 17...............................................................................Surrendering The Policy for Cash
 18...............................................................................Reinvestment
 19...............................................................................Not Applicable
 20...............................................................................Not Applicable
 21...............................................................................Policy Loans
 22...............................................................................Not Applicable
 23...............................................................................Not Applicable
 24...............................................................................Not Applicable
 25...............................................................................Nationwide Life Insurance Company
 26...............................................................................Not Applicable
 27...............................................................................Nationwide Life Insurance Company
 28...............................................................................Company Management
 29...............................................................................Company Management
 30...............................................................................Not Applicable
 31...............................................................................Not Applicable
 32...............................................................................Not Applicable
 33...............................................................................Not Applicable
 34...............................................................................Not Applicable
 35...............................................................................Nationwide Life Insurance Company
 36...............................................................................Not Applicable
 37...............................................................................Not Applicable
 38...............................................................................Distribution of The Policies
 39...............................................................................Distribution of The Policies
 40...............................................................................Not Applicable
 41(a)............................................................................Distribution of The Policies
 42...............................................................................Not Applicable
 43...............................................................................Not Applicable
 44...............................................................................How The Cash Value Varies


                                    2 of 111

N-8B-2 ITEM                                                                       CAPTION IN PROSPECTUS
-----------                                                                       ---------------------
45................................................................................Not Applicable
46................................................................................How The Cash Value Varies
47................................................................................Not Applicable
48................................................................................Custodian of Assets
49................................................................................Not Applicable
50................................................................................Not Applicable
51................................................................................Summary of The Policies;
                                                                                  Information About The Policies
52................................................................................Substitution of Securities
53................................................................................Taxation of The Company
54................................................................................Not Applicable
55................................................................................Not Applicable
56................................................................................Not Applicable
57................................................................................Not Applicable
58................................................................................Not Applicable
59................................................................................Financial Statements



                                    3 of 111

                         SUPPLEMENT DATED MAY 1, 1997 TO

                        PROSPECTUS DATED MAY 1, 1996 FOR

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VLI SEPARATE ACCOUNT-2


This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.


1. The Company hereby voluntarily waives until further notice a portion of the monthly administrative expense charge of $25 per month in the first year described in "DEDUCTIONS AND CHARGES" at pages 7 and 8 and "POLICY CHARGES" at pages 19 through 21 of the Prospectus so that such charge is reduced to $12.50 per month.


2. The section entitled POLICY CHARGES located on pages 19 through 21 of the Prospectus is hereby amended with the addition of the following section:


         REDUCTION OF CHARGES

         The Policy is available for purchase by individuals, corporations and other groups. For group or sponsored arrangements (including employees of the Company and their family members) and for special exchange programs which the Company may make available from time to time, the Company reserves the right to reduce or eliminate the sales load, surrender charge, monthly administrative charge, monthly cost of insurance charges or other charges normally assessed on certain multiple life cases where it is expected that the size or nature of such cases will result in savings of sales, underwriting, administrative or other costs.

         Eligibility for and the amount of these reductions will be determined by a number of factors, including the number of Insureds, the total premium expected to be paid, total assets under management for the Policy Owner, the nature of the relationship among individual Insureds, the purpose for which the Policies are being purchased, the expected persistency of individual Policies, and any other circumstances which, in the opinion of the Company is rationally related to the expected reduction in expenses. The extent and nature of reductions may change from time to time. Any variations in the charge structure will be determined in a uniform manner reflecting differences in costs of services and not unfairly discriminatory to Policy Owners.

                                    4 of 110

                      SUPPLEMENT DATED DECEMBER 23, 1996 TO
                        PROSPECTUS DATED MAY 1, 1996 FOR

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Effective December 23,1996, the Underlying Mutual Fund Options located on page 1 of the Prospectus are hereby amended to include the following Underlying Mutual Funds:

                        DREYFUS VARIABLE INVESTMENT FUND
                           Growth & Income Portfolio*

    TCI PORTFOLIOS, INC. AN AFFILIATE OF Twentieth Century Companies, INC.***
                                    TCI Value

      VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST)
                         Worldwide Emerging Markets Fund

                              WARBURG PINCUS TRUST
                         Post-Venture Capital Portfolio

*The Growth and Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds


2. The expense table located on page 8 and 9 of the Prospectus is hereby amended to include the following information:


                                                                    ----------------- ------------- -----------------
                                                                     Management          Other          Total
                                                                         Fees          Expenses        Expenses
------------------------------------------------------------------- ----------------- ------------- -----------------
Dreyfus Variable Investment Fund- Growth & Income
Portfolio                                                                0.75%           0.20%           0.95%
------------------------------------------------------------------- ----------------- ------------- -----------------
TCI PORTFOLIOS, INC. - TCI VALUE                                         1.00%           0.00%           1.00%
------------------------------------------------------------------- ----------------- ------------- -----------------
Van Eck Worldwide  Insurance  Trust - Worldwide  Emerging
Markets Fund                                                             1.00%           0.00%           1.00%
------------------------------------------------------------------- ----------------- ------------- -----------------
Warburg Pincus Trust - Post-Venture Capital Portfolio**                  0.65%           0.75%           1.40%
------------------------------------------------------------------- ----------------- ------------- -----------------

     **Absent the waiver of fees by the Portfolio's investment adviser and co-administrator, Management Fees for the Portfolio would equal 1.25%; other Expenses would equal .81%; and Total Portfolio Operating Expenses would equal 2.06%. Other Expenses for the Portfolio are based on annualized estimates of expenses for the fiscal year ending December 31, 1996, net of any fee waivers or expense reimbursements. The investment adviser has undertaken to limit the Portfolio's Total Portfolio Operating Expenses through December 31,1996.

     ***Effective January 1, 1997, Twentieth Century Companies, Inc. will change its name to American Century Companies, Inc. Also effective January 1, 1997, Twentieth Century Mutual Funds is changing its name to American Century SM Investments.


                                    6 of 111

3. The section entitled THE VARIABLE ACCOUNT located on pages 10 through 18 of the Prospectus is also amended to include the following information regarding the Underlying Mutual Funds:

         DREYFUS VARIABLE INVESTMENT FUND

                  Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29,1986 and commenced operations August 31, 1990. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

         GROWTH AND INCOME PORTFOLIO

         Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

         TCI PORTFOLIOS, INC., A MEMBER OF THE TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS

                  TCI PORTFOLIOS, INC was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS, which is changing its name to TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS, effective January 1, 1997. TCI PORTFOLIOS, INC is managed by Investors Research Corporation, which is changing its name to American Century Investment Management, Inc., effective January 1, 1997.

         - TCI Value

         Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

         VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST)

                  Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "Business Trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Trust shares are offered only to separate accounts of various insurance companies to fund the benefits of variable insurance and annuity policies. The investment advisor and manager is Van Eck Associates Corporation.

         - WORLDWIDE EMERGING MARKETS FUND

         Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that,



                                   7 of 111
         compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth. Peregrine Asset Management (Hong Kong) Limited serves as sub-investment adviser to this Fund.

         WARBURG PINCUS TRUST

                  The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of the Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Counsellors, Inc. ("Counsellors")

         - POST-VENTURE CAPITAL PORTFOLIO

         Investment Objective: The Portfolio seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

4. The section entitled "TRANSFERS" located on page 16 of the Prospectus is hereby amended by adding the following information:

         Policies described in this prospectus may in some cases be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Policy Owners to make transfers and exchanges among the Sub-Accounts (the Underlying Mutual Funds) on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or Underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Policy Owners not utilizing market timing services.

         Accordingly, the right to exchange Cash Surrender Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Policy Owners. THE RIGHTS OF INDIVIDUAL POLICY OWNERS TO EXCHANGE CASH SURRENDER VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE POLICY OWNER, OR BY THE POLICY OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or (2) the transfer or exchange instructions of individual policy owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner at the same time. The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Policy Owners.


5. Effective October 17, 1996, Nationwide Advisory Services, Inc. has changed its name to Nationwide Advisory Services, Inc. Accordingly, any and all references to Nationwide Advisory Services, Inc. in this Prospectus are hereby amended to reflect this name change.



                                    8 of 111

                       SUPPLEMENT DATED AUGUST 5, 1996 TO
                        PROSPECTUS DATED MAY 1, 1996 FOR

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                                    ISSUED BY
                        NATIONWIDE LIFE INSURANCE COMPANY
                 THROUGH ITS NATIONWIDE VLI SEPARATE ACCOUNT - 2

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On Page No. 8 of the prospectus, the first paragraph is amended as follows:

The Company also deducts on a daily basis from the assets of the Variable Account a charge to provide for mortality and expense risks. This charge is equivalent to an annual effective rate of 0.80% of the daily net assets of the Variable Account. On each Policy Anniversary beginning with the 10th, the mortality and expense risk charge is reduced to 0.50% on an annual basis of the daily net assets of the Variable Account, provided the Cash Surrender Value is $25,000 or more on such anniversary. (For policies issued in New York, such reduction occurs regardless of the amount of Cash Surrender Value on such anniversary).

On Page No. 21, the second paragraph under the section entitled "Deductions from the Sub-Accounts" is deleted and replaced with the following:

         To compensate the Company for assuming these risks associated with the Policies, the Company deducts on a daily basis from the assets of the Variable Account a charge to provide for mortality and expense risks. This charge is equivalent to an annual effective rate of 0.80% of the daily net assets of the Variable Account. On each Policy Anniversary beginning with the 10th, the mortality and expense risk charge is reduced to 0.50% on an annual basis of the daily net assets of the Variable Account, provided the Cash Surrender Value is $25,000 or more on such anniversary. (For policies issued in New York, such reduction occurs regardless of the amount of Cash Surrender Value on such anniversary). To the extent that future levels of mortality and expenses are less than or equal to those expected, the Company may realize a profit from this charge. The Surrender Charge may be insufficient to recover certain expenses related to the sale of the Policies. Unrecovered expenses are born by the Company's general assets which may include profits, if any, from mortality and expense risk charges (see "Surrender Charges").

                        NATIONWIDE LIFE INSURANCE COMPANY
                                 P.O. Box 182150
                            Columbus, Ohio 43218-2150
                       (800) 547-7548, TDD (800) 238-3035

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                  THROUGH ITS NATIONWIDE VLI SEPARATE ACCOUNT-2

    The Life Insurance Policies offered by this prospectus are variable life insurance policies (collectively referred to as the "Policies"). The Policies are designed to provide life insurance coverage and the flexibility to vary the amount and frequency of premium payments. The Policies may also provide a Cash Surrender Value if the Policy is terminated during the lifetime of the Insured. Nationwide Life Insurance Company guarantees to keep the Policy in force during the first three years so long as the Minimum Premium requirement has been met. The death benefit and Cash Value of the Policies may vary to reflect the experience of the Nationwide VLI Separate Account-2 (the "Variable Account") or the Fixed Account to which Cash Values are allocated.

    The Policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code (the "Code").

    The Policy Owner may allocate Net Premiums and Cash Value to one or more of the sub-accounts of the Variable Account and the Fixed Account. The assets of each sub-account will be used to purchase, at net asset value, shares of a designated Underlying Mutual Fund in the following series of the underlying variable account Mutual Fund options:

                                     DREYFUS
Dreyfus Stock Index Fund           The Dreyfus Socially Responsible Growth Fund
                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Equity-Income Portfolio     Growth Portfolio     High Income Portfolio*     Overseas Portfolio
                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
Asset Manager Portfolio                                    Contrafund Portfolio
                        NATIONWIDE SEPARATE ACCOUNT TRUST
Capital Appreciation Fund     Government Bond Fund            Money Market Fund
  Small Company Fund                                        Total Return Fund
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST (FORMERLY "ADVISERS MANAGEMENT TRUST")
Growth Portfolio  Limited Maturity Bond Portfolio            Partners Portfolio
                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Bond Fund                       Oppenheimer Global Securities Fund
                      Oppenheimer Multiple Strategies Fund

                          STRONG SPECIAL FUND II, INC.

                      STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Discovery Fund II, Inc.                     International Stock Fund II
     TCI PORTFOLIOS, INC., AN AFFILIATE OF TWENTIETH CENTURY COMPANIES, INC.
  TCI Balanced           TCI Growth             TCI International
      VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST)
Worldwide Bond Fund (Formerly Global Bond Fund)  Gold and Natural Resources Fund

                VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST
                           Real Estate Securities Fund
                              WARBURG PINCUS TRUST
   International Equity Portfolio               Small Company Growth Portfolio

*The High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Life Insurance Company (the "Company") guarantees that the death benefit for a Policy will never be less than the Specified Amount stated on the Policy data pages as long as the Policy is in force. There is no guaranteed Cash Surrender Value. If the Cash Surrender Value is insufficient to cover the charges under the Policy, the Policy will lapse without value. Nationwide Life Insurance Company guarantees to keep the Policy in force during the first three years so long as the Minimum Premium requirement has been met. This prospectus generally describes only that portion of the Cash Value allocated to the Variable Account. For a brief summary of the Fixed Account Option, see "The Fixed Account Option."

INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISER OF ANY OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE

CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE
THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A PROSPECTUS FOR THE UNDERLYING MUTUAL FUND OPTION(S) BEING CONSIDERED MUST ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION HEREWITH.

                  The date of this prospectus is May 1, 1996

                                GLOSSARY OF TERMS

ATTAINED AGE-The Insured's age on the Policy Date, plus the number of full years since the Policy Date.

ACCUMULATION UNIT-An accounting unit of measure used to calculate the Variable Account Cash Value.

BENEFICIARY-The person to whom the Death Proceeds are paid.

BREAK POINT PREMIUM-The level annual premium at which the sales load is reduced on a current basis.

CASH VALUE-The sum of the Policy values in the Variable Account, Fixed Account and any associated value in the Policy Loan Account.

CASH SURRENDER VALUE-The Policy's Cash Value, less any Indebtedness under the Policy, less any Surrender Charge.

CODE-The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

DEATH PROCEEDS-Amount of money payable to the Beneficiary if the Insured dies while the Policy is in force.

FIXED ACCOUNT-An investment option which is funded by the General Account of the Company.

GENERAL ACCOUNT-All assets of the Company other than those of the Variable Account or in other separate accounts that have been or may be established by the Company.

GUIDELINE LEVEL PREMIUM-The amount of level annual premium calculated in accordance with the provisions of the Internal Revenue Code of 1986. It represents the level annual premiums required to mature the Policy under guaranteed mortality and expense charges, and an interest rate of 5%.

INDEBTEDNESS-Amounts owed the Company as a result of Policy loans including both principal and accrued interest.

INITIAL PREMIUM-The Initial Premium is the premium required for coverage to become effective on the Policy Date. It is shown on the Policy Data Page.

INSURED-The person whose life is covered by the Policy, and who is named on the Policy Data Page.

MATURITY DATE-The Policy Anniversary on or following the Insured's 95th birthday.

MINIMUM PREMIUM-The Minimum Premium is shown on the Policy Data Page. It is used to measure the total amount of premiums that must be paid during the first three Policy Years to guarantee the Policy remains in force.

MONTHLY ANNIVERSARY DAY-The same day as the Policy Date for each succeeding month.

MUTUAL FUNDS-The Underlying mutual funds which correspond to the sub-accounts of the Variable Account.

NET ASSET VALUE-The worth of one share at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.

NET PREMIUMS-Net Premiums are equal to the actual premiums minus the percent of premium charge. The percent of premium charges are shown on the Policy Data Page.

POLICY ANNIVERSARY-The same day and month as the Policy Date for succeeding years.

POLICY CHARGES-All deductions made from the value of the Variable Account, or the Policy Cash Value.

POLICY DATE-The date the provisions of the Policy take effect, as shown on the Policy Owner's Policy Data Page.

POLICY LOAN ACCOUNT-The Portion of the Cash Value which results from Policy Indebtedness.

POLICY OWNER-The person designated in the Policy application as the Owner. In the State of New York, the variable life insurance Policies offered by the Company are offered as "Certificates" for "Certificate Owners" under a group contract rather than individual Policies. The provisions of both these Certificates and the Policies are essentially the same and references to the provisions of Policies and rights of Policy Owners in this prospectus include Certificates and Certificate Owners.

POLICY YEAR-Each year commencing with the Policy Date and each Policy Anniversary thereafter.

SCHEDULED PREMIUM-The Scheduled Premium is shown on the Policy Data Page.

SPECIFIED AMOUNT-A dollar amount used to determine the death benefit under a Policy. It is shown on the Policy Data Page.

SURRENDER CHARGE-An amount deducted from the Cash Value if the Policy is surrendered.

VALUATION DATE-Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is sufficient degree of trading that the current net asset value of the Accumulation Units might be materially affected.

VALUATION PERIOD-A period commencing with the close of business on the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT-A separate investment account of Nationwide Life Insurance Company.


                                                    TABLE OF CONTENTS
GLOSSARY OF TERMS............................................................................................3
SUMMARY OF THE POLICIES......................................................................................7
         Variable Life Insurance.............................................................................7
         The Variable Account and its Sub-Accounts...........................................................7
         The Fixed Account...................................................................................7
         Deductions and Charges..............................................................................7
         Premiums............................................................................................9
NATIONWIDE LIFE INSURANCE COMPANY...........................................................................10
THE VARIABLE ACCOUNT........................................................................................10
         Investments of the Variable Account................................................................10
         Dreyfus............................................................................................11
         Fidelity Variable Insurance Products Fund..........................................................11
         Fidelity Variable Insurance Products Fund II.......................................................12
         Nationwide Separate Account Trust..................................................................12
         Neuberger & Berman Advisers Management Trust.......................................................13
         Oppenheimer Variable Account Funds.................................................................13
         Strong Special Fund II, Inc........................................................................14
         Strong Variable Insurance Funds, Inc...............................................................14
         TCI PORTFOLIOS, INC., a member of TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS.........................14
         Van Eck Worldwide Insurance Trust (Formerly Van Eck Investment Trust)..............................15
         Van Kampen American Capital Life Investment Trust..................................................15
         Warburg Pincus Trust...............................................................................15
         Reinvestment.......................................................................................16
         Transfers..........................................................................................16
         Dollar Cost Averaging..............................................................................16
         Substitution of Securities.........................................................................17
         Voting Rights......................................................................................17
INFORMATION ABOUT THE POLICIES..............................................................................18
         Underwriting and Issuance..........................................................................18
         -Minimum Requirements for Issuance of a Policy.....................................................18
         -Premium Payments..................................................................................18
         Allocation of Cash Value...........................................................................18
         Short-Term Right to Cancel Policy..................................................................18
POLICY CHARGES..............................................................................................19
         Deductions from Premiums...........................................................................19
         Surrender Charges..................................................................................19
         -Reductions to Surrender Charges...................................................................20
         Deductions from Cash Value.........................................................................20
         -Monthly Cost of Insurance.........................................................................20
         -Monthly Administrative Charge.....................................................................21
         -Increase Charge...................................................................................21
         Deductions from the Sub-Accounts...................................................................21
HOW THE CASH VALUE VARIES...................................................................................21
         How the Investment Experience is Determined........................................................21
         Net Investment Factor..............................................................................21
         Valuation of Assets................................................................................22
         Determining the Cash Value.........................................................................22
         Valuation Periods and Valuation Dates..............................................................22
SURRENDERING THE POLICY FOR CASH............................................................................22
         Right to Surrender.................................................................................22
         Cash Surrender Value...............................................................................23
         Partial Surrenders.................................................................................23
         Maturity Proceeds..................................................................................23
         Income Tax Withholding.............................................................................23
POLICY LOANS................................................................................................23
         Taking a Policy Loan...............................................................................23
         Effect on Investment Performance...................................................................24
         Interest...........................................................................................24
         Effect on Death Benefit and Cash Value.............................................................24
         Repayment..........................................................................................24


HOW THE DEATH BENEFIT VARIES................................................................................25
         Calculation of the Death Benefit...................................................................25
         Proceeds Payable on Death..........................................................................25
RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY................................................................25
CHANGES OF INVESTMENT POLICY................................................................................26
GRACE PERIOD................................................................................................26
         -First Three Policy Years..........................................................................26
         -Policy Years Four and After.......................................................................26
         -All Policy Years..................................................................................26
REINSTATEMENT...............................................................................................26
THE FIXED ACCOUNT OPTION....................................................................................27
CHANGES IN EXISTING INSURANCE COVERAGE......................................................................27
         Specified Amount Increases.........................................................................27
         Specified Amount Decreases.........................................................................28
         Changes in the Death Benefit Option................................................................28
OTHER POLICY PROVISIONS.....................................................................................28
         Policy Owner.......................................................................................28
         Beneficiary........................................................................................28
         Assignment.........................................................................................28
         Incontestability...................................................................................29
         Error in Age or Sex................................................................................29
         Suicide............................................................................................29
         Nonparticipating Policies..........................................................................29
LEGAL CONSIDERATIONS........................................................................................29
DISTRIBUTION OF THE POLICIES................................................................................29
CUSTODIAN OF ASSETS.........................................................................................30
TAX MATTERS.................................................................................................30
         Policy Proceeds....................................................................................30
         Taxation of the Company............................................................................31
         Other Considerations...............................................................................31
THE COMPANY.................................................................................................31
COMPANY MANAGEMENT..........................................................................................31
         Directors of the Company...........................................................................32
         Executive Officers of the Company..................................................................32
OTHER CONTRACTS ISSUED BY THE COMPANY.......................................................................33
STATE REGULATION............................................................................................33
REPORTS TO POLICY OWNERS....................................................................................33
ADVERTISING.................................................................................................33
LEGAL PROCEEDINGS...........................................................................................34
EXPERTS.....................................................................................................34
REGISTRATION STATEMENT......................................................................................34
LEGAL OPINIONS..............................................................................................34
APPENDIX 1..................................................................................................35
APPENDIX 2..................................................................................................36
APPENDIX 3..................................................................................................53
PERFORMANCE TABLES..........................................................................................54
FINANCIAL STATEMENTS........................................................................................58

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH
SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY
REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN
THIS PROSPECTUS.


THE PRIMARY PURPOSE OF THE POLICIES IS TO PROVIDE LIFE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED IN THE POLICY. NO CLAIM IS MADE THAT THE POLICIES ARE IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

                             SUMMARY OF THE POLICIES

VARIABLE LIFE INSURANCE

The variable life insurance Policies offered by Nationwide Life Insurance Company (the "Company") are similar in many ways to fixed-benefit whole life insurance. As with fixed-benefit whole life insurance, the Owner of the Policy pays a premium for life insurance coverage on the person insured. Also like fixed-benefit whole life insurance, the Policies may provide for a Cash Surrender Value which is payable if the Policy is terminated during the Insured's lifetime. As with fixed-benefit whole life insurance, the Cash Surrender Value during the early Policy years may be substantially lower than the premiums paid.

However, the Policies differ from fixed-benefit whole life insurance in several respects. Unlike fixed-benefit whole life insurance, the death benefit and Cash Value of the Policies may increase or decrease to reflect the investment performance of the Variable Account sub-accounts or the Fixed Account to which Cash Values are allocated (see "How the Death Benefit Varies"). There is no guaranteed Cash Surrender Value (see "How the Cash Value Varies"). If the Cash Surrender Value is insufficient to pay the Policy Charges, the Policy will lapse without value. Nationwide Life Insurance Company guarantees to keep the Policy in force during the first three years so long as certain requirements have been met (see "Underwriting and Issuance").

Under certain conditions, a Policy may become a modified endowment contract as a result of a material change or a reduction in benefits as defined by the Internal Revenue Code ("Code"). Excess premiums paid may also cause the Policy to become a modified endowment contract. The Company will monitor premiums paid and other policy transactions and will notify the Policy Owner when the Policy's non-modified endowment contract status is in jeopardy (see "Tax Matters").

THE VARIABLE ACCOUNT AND ITS SUB-ACCOUNTS


The Company places the Policy's Net Premiums in the Variable Account or the Fixed Account at the time the Policy is issued. The Policy Owner selects the sub-accounts of the Variable Account or the Fixed Account into which the Cash Value will be allocated (see "Allocation of Cash Value"). When the Policy is issued, the Net Premiums will be allocated to the Nationwide Separate Account Trust Money Market Fund sub-account (for any Net Premiums allocated to a sub-account on the application) in the Fixed Account until the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. Assets of each sub-account are invested at net asset value in shares of a corresponding Underlying Mutual Fund. For a description of the Underlying Mutual Fund options and their investment objectives, see "Investments of the Variable Account."


THE FIXED ACCOUNT

The Fixed Account is funded by the assets of the Company's General Account. Cash Values allocated to the Fixed Account are credited with interest daily at a rate declared by the Company. The interest rate declared is at the Company's sole discretion, but may never be less than an effective annual rate of 4%.

DEDUCTIONS AND CHARGES


The Company deducts certain charges from the assets of the Variable Account and the Cash Value of the Policy. These charges are made for administrative and sales expenses, state premium taxes, providing life insurance protection and assuming the mortality and expense risks. For a discussion of any charges imposed by the Underlying Mutual Fund options, see the prospectuses of the respective Underlying Mutual Funds.


The Company deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. On a current basis, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual Break Point Premium. The total sales load actually deducted from any Policy will be equal to the sum of this front-end sales load plus any sales surrender charge that may be deducted from Policies that are surrendered.

The Company also deducts a charge for state premium taxes equal to 2.5% of all premium payments.

The Company also deducts the following charges from the Policy's Cash Value on the Policy Date and each subsequent Monthly Anniversary Day:

       1.     monthly cost of insurance; plus

       2. monthly cost of any additional benefits provided by riders to the Policy; plus

       3. an administrative expense charge. This charge is $25 per month in the first year and $5 per month in renewal years. The charge in renewal years may be increased at the sole discretion of the Company but may not exceed $7.50 per month; plus
       4. an increase charge per $1000 applied to any increase in the Specified Amount. The increase charge is $2.04 per year per $1000 and is shown on the Policy data page. This charge is designed to cover the costs associated with increasing the Specified Amount (see "Policy Charges"). This charge will be deducted on each Monthly Anniversary Day for the first 12 months after the increase becomes effective.

The Company also deducts on a daily basis from the assets of the Variable Account a charge to provide for mortality and expense risks. This charge is equivalent to an annual effective rate of 0.80% of the daily net assets of the Variable Account. On each Policy Anniversary beginning with the 10th, the mortality and expense risk charge is reduced to 0.50% on an annual basis of the daily net assets of the Variable Account, provided the Cash Surrender Value is $25,000 or more on such anniversary.

For Policies which are surrendered during the first nine Policy Years, the Company deducts a Surrender Charge. This Surrender Charge is comprised of an Underwriting Surrender Charge and a Sales Surrender Charge. The maximum initial Surrender Charge varies by issue age, sex, Specified Amount and underwriting classification and is calculated based on the initial Specified Amount. The following table illustrates the maximum initial Surrender Charge per $1,000 of initial Specified Amount for Policies which are issued on a Standard basis (see Appendix 1 for specific examples).

                    Initial Specified Amount $50,000-$99,999

        Issue                 Male                Female                Male                Female
         Age              Non-Tobacco          Non-Tobacco            Standard             Standard
         ---              -----------          -----------            --------             --------

         25                  $7.776               $7.521               $8.369               $7.818
         35                   8.817                8.398                9.811                8.891
         45                  12.191               11.396               13.887               12.169
         55                  15.636               14.011               18.415               15.116
         65                  22.295               19.086               26.577               20.641
         25                  $5.776               $5.521               $6.369               $5.818
         35                   6.817                6.398                7.811                6.891
         45                   9.691                8.896               11.387                9.669
         55                  13.136               11.511               15.915               12.616
         65                  21.295               18.086               25.577               19.641


Underlying Mutual Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Underlying Mutual Fund's investment adviser for managing the Underlying Mutual Fund and selecting its portfolio of securities. Other Underlying Mutual Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the Underlying Mutual Fund. The management fees and other expenses for each Underlying Mutual Fund for its most recently completed fiscal year, expressed as a percentage of the Underlying Mutual Fund's average assets, are as follows:


---------------------------------------------------------------------------------------------------
                                                 Management          Other             Total
                                                    Fees            Expenses         Expenses
---------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund            0.69%             0.58%            1.27%
---------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund                            0.27%             0.12%            0.39%
---------------------------------------------------------------------------------------------------

Fidelity VIP Fund-Equity-Income Portfolio           0.51%             0.10%            0.61%
---------------------------------------------------------------------------------------------------

Fidelity VIP Fund -Growth Portfolio                 0.61%             0.09%            0.70%
---------------------------------------------------------------------------------------------------

Fidelity VIP Fund -High Income Portfolio            0.60%             0.11%            0.71%
---------------------------------------------------------------------------------------------------

Fidelity VIP Fund -Overseas Portfolio               0.76%             0.15%            0.91%
---------------------------------------------------------------------------------------------------

Fidelity VIP Fund II-Asset Manager Portfolio        0.71%             0.08%            0.79%
---------------------------------------------------------------------------------------------------

Fidelity VIP Fund II-Contrafund Portfolio           0.61%             0.11%            0.72%
---------------------------------------------------------------------------------------------------

NSAT-Capital Appreciation Fund                      0.50%             0.04%            0.54%
---------------------------------------------------------------------------------------------------

NSAT-Government Bond Fund                           0.50%             0.01%            0.51%
---------------------------------------------------------------------------------------------------

NSAT-Money Market Fund                              0.50%             0.02%            0.52%
---------------------------------------------------------------------------------------------------

NSAT-Small Company Fund                             1.00%             0.25%            1.25%
---------------------------------------------------------------------------------------------------

NSAT-Total Return Fund                              0.50%             0.01%            0.51%
---------------------------------------------------------------------------------------------------

Neuberger & Berman Advisers Management              0.84%             0.10%            0.94%
Trust-Growth Portfolio
---------------------------------------------------------------------------------------------------

Neuberger & Berman Advisers Management              0.65%             0.10%            0.75%
Trust-Limited Maturity Bond Portfolio
---------------------------------------------------------------------------------------------------

Neuberger & Berman Advisers Management              0.85%             0.30%            1.15%
Trust-Partners Portfolio
---------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
                                               Management          Other             Total
                                                  Fees            Expenses         Expenses
-------------------------------------------------------------------------------------------------
Oppenheimer   Variable  Account  Funds-Bond       0.75%             0.05%            0.80%
Fund
-------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds -Global        0.74%             0.15%            0.89%
Securities Fund
-------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds                0.74%             0.03%            0.77%
-Multiple Strategies
-------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.                      1.00%             0.20%            1.20%
-------------------------------------------------------------------------------------------------
Strong    Variable     Insurance     Funds,       1.00%             0.31%            1.31%
Inc.-Discovery Fund II, Inc.
-------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc.-            1.00%             0.97%            1.97%
International Stock Fund II
-------------------------------------------------------------------------------------------------
TCI PORTFOLIOS, INC. - TCI BALANCED               1.00%             0.00%            1.00%
-------------------------------------------------------------------------------------------------
TCI PORTFOLIOS, INC. - TCI GROWTH                 1.00%             0.00%            1.00%
-------------------------------------------------------------------------------------------------
TCI PORTFOLIOS, INC. - TCI INTERNATIONAL          1.50%             0.00%            1.50%
-------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance  Trust-Gold and       0.79%             0.15%            0.94%
Natural Resources Fund
-------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance                       0.80%             0.16%            0.96%
Trust-Worldwide Bond Fund
-------------------------------------------------------------------------------------------------
Van   Kampen    American    Capital    Life       1.00%             1.90%            2.90%
Investment  Trust- Real  Estate  Securities
Fund
-------------------------------------------------------------------------------------------------
Warburg Pincus Trust-International Equity         1.00%             0.44%            1.44%
Portfolio
-------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small Company Growth         0.90%             0.35%            1.25%
Portfolio
-------------------------------------------------------------------------------------------------


The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against the Variable Account or reductions in Cash Value. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's net asset value, which is the share price used to calculate the Variable Account's unit value. The management fees and other expenses are more fully described in the prospectuses for each individual Underlying Mutual Fund. The management fees and other expenses, some of which may be subject to fee waivers or expense reimbursement, are more fully described in the prospectus for each Underlying Mutual Fund. The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company.


PREMIUMS

The minimum Initial Premium for which a Policy may be issued is equal to three minimum monthly premiums. A policy may be issued to an Insured up to age 80.

For a limited time, the Policy Owner has the right to cancel the Policy and receive a full refund of premiums paid (see "Short-Term Right to Cancel Policy").

The Initial Premium is due on the Policy Date. It will be credited on the Policy Date. Any due and unpaid monthly deductions will be subtracted from the Cash Value at this time. Insurance will not be effective until the Initial Premium is paid. The Initial Premium is shown on the Policy data page.

Premiums, other than the Initial Premium may be made at any time while your Policy is in force subject to the limits described below. During the first three Policy Years, the total premium payments less any Policy Indebtedness, less any partial surrenders, and less any partial surrender fee must be greater than or equal to the Minimum Premium requirement in order to guarantee the Policy remain in force. The Minimum Premium requirement is equal to the monthly Minimum Premium multiplied by the number of completed policy months. The monthly Minimum Premium is shown on the Policy data page.

We will send Scheduled Premium payment reminder notices to you. We will send them according to the premium mode shown on the Policy data page.


You may pay the Initial Premium to us at our Home Office or to an authorized agent. All premiums after the first are payable at our Home Office. Premium receipts will be furnished upon request.


Each premium must be at least equal to the monthly Minimum Premium. The Company reserves the right to require satisfactory evidence of insurability before accepting any additional premium payment which results in any increase in the net amount at risk. Also, we will refund any portion of any premium payment which is determined to be in excess of the premium limit established by law to qualify your Policy as a contract for life insurance. Where permitted by state law, we may also require that any existing Policy Indebtedness is repaid prior to accepting any additional premium payments.

                        NATIONWIDE LIFE INSURANCE COMPANY


The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the Nationwide Insurance Enterprise which includes Nationwide Mutual Insurance Company, Nationwide Indemnity Company, Nationwide Mutual Fire Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Property and Casualty Insurance Company, National Casualty Company, West Coast Life Insurance Company, Scottsdale Indemnity Company and Nationwide General Insurance Company. The Company's Home Office is at One Nationwide Plaza, Columbus, Ohio 43216.


The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in all states, the District of Columbia, and Puerto Rico (for additional information, see "The Company").

                              THE VARIABLE ACCOUNT


The Variable Account was established by a resolution of the Company's Board of Directors, on May 7,1987, pursuant to Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43216 serves as Trustee for the Trust. Nationwide Advisory Services, Inc., One Nationwide Plaza, Columbus, Ohio 43216 serves as principal underwriter for the Trust. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

The Variable Account is a separate investment account of the Company and as such, is not chargeable with the liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. The death benefit and Cash Value under the Policy may vary with the investment performance of the investments in the Variable Account (see "How the Death Benefit Varies" and "How the Cash Value Varies").

Net Premium payments and Cash Value are allocated within the Variable Account among one or more sub-accounts (see "Tax Matters"). The assets of each sub-account are used to purchase shares of the Underlying Mutual Fund options designated by the Policy Owner. Thus, the investment performance of a Policy depends upon the investment performance of the Underlying Mutual Fund options designated by the Policy Owner.


INVESTMENTS OF THE VARIABLE ACCOUNT

At the time of application, the Policy Owner elects to have the Net Premiums allocated among one or more of the Variable Account sub-accounts and the Fixed Account (see "Allocation of Cash Value"). During the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy, all Net Premiums not allocated to the Fixed Account are placed in the Nationwide Separate Account Trust Money Market Fund sub-account. At the end of this period, the Cash Value in that sub-account will be transferred to the Variable Account sub-accounts based on the Fund allocation factors. Any subsequent Net Premiums received after this period will be allocated based on the Fund allocation factors.


No less than 5% of Net Premiums may be allocated to any one sub-account or the Fixed Account. The Policy Owner may change the allocation of Net Premiums or may transfer Cash Value from one sub-account to another, subject to such terms and conditions as may be imposed by each Underlying Mutual Fund option and as set forth in this prospectus (see "Transfers", "Allocation of Cash Value" and "Short-Term Right to Cancel Policy").

These Underlying Mutual Fund options are available only to serve as the underlying investment for variable annuity and variable life contracts issued through separate accounts of life insurance companies which may or may not be affiliated, also known as "mixed and shared funding." There are certain risks associated with mixed and shared funding, which is disclosed in the Underlying Mutual Funds' prospectuses. A full description of the Underlying Mutual Funds, their investment policies and restrictions, risks and charges are contained in the prospectuses of the respective Underlying Mutual Funds.


Additional Premium payments, upon acceptance, will be allocated to the Nationwide Separate Account Money Market Fund unless the Policy Owner specifies otherwise (see "Premium Payments").


Each of the Underlying Mutual Fund options is a registered investment company which receives investment advice from a registered investment adviser:


       1) Dreyfus Stock Index Fund, managed by Wells Fargo Nikko Investment Advisors;

       2) The Dreyfus Socially Responsible Growth Fund, Inc., managed by Dreyfus Corporation;

       3) Fidelity Variable Insurance Products Fund, managed by Fidelity Management & Research Company;

       4) Fidelity Variable Insurance Products Fund II, managed by Fidelity Management & Research Company;


       5) Nationwide Separate Account Trust, managed by Nationwide Advisory Services, Inc.;


       6) Neuberger & Berman Advisers Management Trust, managed by Neuberger & Berman Management Incorporated;

       7) Oppenheimer Variable Account Funds, managed by Oppenheimer Management Corporation;

       8) Strong Special Fund II, Inc., managed by Strong Capital Management, Inc.;

       9) Strong Variable Insurance Funds, Inc., managed by Strong Capital Management, Inc.;

      10) TCI PORTFOLIOS, INC., a member of the TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS;

      11) Van Eck Worldwide Insurance Trust (Formerly Van Eck Investment Trust), managed by Van Eck Associates Corporation;

      12) Van Kampen American Capital Life Investment Trust managed by Van Kampen American Capital Management, Inc.

      13)     Warburg Pincus Trust, managed by Warburg, Pincus Counsellors, Inc.


A summary of investment objectives is contained in the description of each Underlying Mutual Fund below. More detailed information may be found in the current prospectus for each Underlying Mutual Fund option. A prospectus for the Underlying Mutual Fund option(s) being considered must accompany this prospectus and should be read in conjunction herewith.


DREYFUS

-      DREYFUS STOCK INDEX FUND
       Dreyfus Stock Index Fund is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. Wells Fargo Nikko Investment Advisors serves as the Fund's index fund manager. As of May 1, 1994, Dreyfus Life and Annuity Index Fund began doing business as Dreyfus Stock Index Fund.

       Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

-      DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
       Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. Dreyfus Corporation serves as the Fund's investment advisor. Tiffany Capitol Advisors, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

       Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ('FMR') is the Fund's manager.

-      HIGH INCOME PORTFOLIO
       Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. The portfolio's manager will seek high current income normally by investing the Portfolio's assets as follows:

       - at least 65% in income-producing debt securities and preferred stocks, including convertible securities, zero coupon securities, and mortgage-backed and asset-backed securities.
       - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus. -

-      EQUITY-INCOME PORTFOLIO
       Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

-      GROWTH PORTFOLIO
       Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

-      OVERSEAS PORTFOLIO
       Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the Fund's manager.

-      ASSET MANAGER PORTFOLIO
       Investment Objective: To seek to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

-      CONTRAFUND PORTFOLIO
       Investment Objective: To seek capital appreciation by investing primarily in companies that the fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

NATIONWIDE SEPARATE ACCOUNT TRUST


Nationwide Separate Account Trust (the "Trust") is a diversified open-end management investment company created under the laws of Massachusetts. The Trust offers shares in the five separate Mutual Funds listed below, each with its own investment objectives. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable annuity contracts issued by life insurance companies. The assets of the Trust are managed by Nationwide Advisory Services, Inc., One Nationwide Plaza, Columbus, Ohio 43216, a wholly-owned subsidiary of Nationwide Life Insurance Company.


-      CAPITAL APPRECIATION FUND
       Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

-      MONEY MARKET FUND
       Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

-      GOVERNMENT BOND FUND
       Investment Objective: To provide as high a level of income as is consistent with capital preservation through investing primarily in bonds and securities issued or backed by the U.S. Government, its agencies or instrumentalities.

-      TOTAL RETURN FUND
       Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.

-      SMALL COMPANY FUND


       Investment Objective: The Fund seeks long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. Nationwide Advisory Services, Inc. ("NAS"), the Fund's adviser, has contracted with a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are the Dreyfus Corporation, Neuberger & Berman, L. P., Pictet International Management Limited, Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg Pincus Counsellors, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.


NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

Neuberger & Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.

-      LIMITED MATURITY BOND PORTFOLIO
       Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities. The Portfolio invests in securities which are at least investment grade and does not invest in junk bonds.

-      GROWTH PORTFOLIO
       Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

-      PARTNERS PORTFOLIO
       Investment Objective: To seek capital growth. This Portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof. There is no assurance the investment objective will be met.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds is an open-ended, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. Oppenheimer Management Corporation is the Funds' investment advisor.

-      OPPENHEIMER BOND FUND
       Investment Objective: Primarily to seek a high level of current income from investment in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, the Fund seeks capital growth when consistent with its primary objective.

-      OPPENHEIMER GLOBAL SECURITIES FUND
       Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

-      OPPENHEIMER MULTIPLE STRATEGIES FUND
       Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG SPECIAL FUND II, INC.

The Strong Special Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. The Special Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. (the "Advisor") is the investment advisor for the Fund.

     Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company, commonly referred to as a Mutual Fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

-      DISCOVERY FUND II, INC.
       Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

-      INTERNATIONAL STOCK FUND II
       Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

TCI PORTFOLIOS, INC., A MEMBER OF THE TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS

TCI PORTFOLIOS, INC. was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS, TCI PORTFOLIOS, INC. is managed by Investors Research Corporation

-       TCI Balanced
        Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. There can be no assurance that the Fund will achieve its investment objective.

-       TCI Growth
        Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

        The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

-       TCI International

        Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stocks), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

        (Although the Statement of Additional Information concerning TCI PORTFOLIOS, INC., refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Contract Owners will receive cash from the Company.)

VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST)

Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Trust are offered only to separate accounts of various insurance companies to fund benefits of variable insurance and annuity policies. The assets of the Trust are managed by Van Eck Associates Corporation.

-       GOLD AND NATURAL RESOURCES FUND
        Investment Objective: To seek long-term capital appreciation by investing in equity and debt securities of companies engaged in the exploration, development, production and distribution of gold and other natural resources, such as strategic and other metals, minerals, forest products, oil, natural gas and coal. Current income is not an objective.

-       WORLDWIDE BOND FUND (FORMERLY GLOBAL BOND FUND)
        Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities. The Fund does not invest in junk bonds.

VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST

        The American Capital Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate funds which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Fund's investment adviser.

-       REAL ESTATE SECURITIES FUND
        Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

WARBURG PINCUS TRUST

The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Counsellors, Inc. ("Counsellors.")

-      INTERNATIONAL EQUITY PORTFOLIO
       Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of "Counsellors" have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

-      SMALL COMPANY GROWTH PORTFOLIO
       Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

REINVESTMENT


The Funds described above have as a policy the distribution of dividends in the form of additional shares (or fractions thereof) of the Underlying Mutual Funds. The distribution of additional shares will not affect the number of Accumulation Units attributable to a particular Policy (see "Allocation of Cash Value").


TRANSFERS


After the first Policy Anniversary, the Policy Owner may annually transfer a portion of the value of the Variable Account to the Fixed Account, without penalty or adjustment. The Policy Owner may request a transfer of up to 100% of the Cash Value from the Variable Account to the Fixed Account. The Company reserves the right to restrict transfers to the Fixed Account to 25% of the Cash Value. The Policy Owner's Cash Value in each sub-account will be determined as of the date the transfer request is received in the Home Office in good order.


The Policy Owner may transfer a portion of the value of the Fixed Account to the Variable Account once each Policy Year, without penalty or adjustment. The Policy Owner may request a transfer of up to 100% of the Cash Value in the Fixed Account to the Variable sub-accounts. The Company reserves the right to restrict the amounts of such transfers to 25% of the Cash Value in the Fixed Account.

Transfers may be made either in writing or, in states allowing such transfers, by telephone. In states allowing telephone transfers, and if the Owner so elects, the Company will also permit the Policy Owner to utilize the Telephone Exchange Privilege for exchanging amounts among sub-account options. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to both the Policy Owner and any agent of record at the last address of record. Although failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner. The Company may determine to withdraw the Telephone Exchange Privilege, upon 30 days written notice to Policy Owners.

Policy Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging" below) may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

DOLLAR COST AVERAGING

The Policy Owner may direct the Company to automatically transfer from the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account to any other sub-account within the Variable Account on a monthly basis. This service is intended to allow the Policy Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging, will result in a profit or protect against loss in a declining market. To qualify for Dollar Cost Averaging, there must be a minimum total Cash Value, less Policy

Indebtedness, of $15,000. Transfers for purposes of Dollar Cost Averaging can only be made from the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account. The minimum monthly Dollar Cost Averaging transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers" above). A written election of this service, on a form provided by the Company, must be completed by the Policy Owner in order to begin transfers. Once elected, transfers from the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account will be processed monthly until either the value in the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account is completely depleted or the Policy Owner instructs the Company in writing to cancel the monthly transfers.

The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to Policy Owners however, any such discontinuation would not affect Dollar Cost Averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.

SUBSTITUTION OF SECURITIES

If shares of the Underlying Mutual Fund options should no longer be available for investment by the Variable Account or, if in the judgment of the Company's management further investment in such Underlying Mutual Funds should become inappropriate in view of the purposes of the Policy, the Company may substitute shares of another Underlying Mutual Fund for shares already purchased or to be purchased in the future by Net Premium payments under the Policy. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it and any state insurance department may impose.

VOTING RIGHTS

Voting rights under the Policies apply only with respect to Cash Value allocated to the sub-accounts of the Variable Account.


In accordance with its view of present applicable law, the Company will vote the shares of the Underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the Underlying Mutual Funds in accordance with instructions received from Policy Owners. However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Mutual Funds in its own right, the Company may elect to do so.

The Policy Owner shall have the voting interest under a Policy. The number of shares in each sub-account for which the Policy Owner may give voting instructions is determined by dividing any portion of the Policy's Cash Value derived from participation in that Underlying Mutual Fund by the net asset value of one share of that Underlying Mutual Fund.

The number of shares which a person has a right to vote will be determined as of a date chosen by the Company, but not more than 90 days prior to the meeting of the Underlying Mutual Fund. Voting instructions will be solicited by written communication prior to such meeting.

The Company will vote Underlying Mutual Fund shares in accordance with instructions received from the Policy Owners. Underlying Mutual Fund shares held by the Company or by the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received.

Each person having a voting interest in the Variable Account will receive periodic reports relating to investments of the Variable Account, the Underlying Mutual Funds' proxy material and a form with which to give such voting instructions.

Notwithstanding contrary Policy Owner voting instructions, the Company may vote Underlying Mutual Fund shares in any manner necessary to enable the Underlying Mutual Fund to: (1) make or refrain from making any change in the investments or investment policies for any of the Underlying Mutual Funds, if required by an insurance regulatory authority; (2) refrain from making any change in the investment policies or any investment adviser or principal underwriter of any portfolio which may be initiated by Policy Owners or the Underlying Mutual Fund's Board of Directors, provided the Company's disapproval of the change is reasonable and, in the case of a change in the investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

                         INFORMATION ABOUT THE POLICIES

UNDERWRITING AND ISSUANCE

-Minimum Requirements for Issuance of a Policy

The Policies are designed to provide life insurance coverage and the flexibility to vary the amount and frequency of premium payments. At issue, the Policy Owner selects the initial Specified Amount and premium. The minimum Specified Amount is $50,000 ($100,000 in Pennsylvania and New Jersey). Policies may be issued to Insureds with issue ages 80 or younger. Before issuing any Policy, the Company requires satisfactory evidence of insurability which may include a medical examination.

-Premium Payments


The Initial Premium for a Policy is payable in full at the Company's Home Office. Upon payment of an initial premium, temporary insurance may be provided, subject to a maximum amount. The effective date of permanent insurance coverage is dependent upon completion of all underwriting requirements, payment of Initial Premium, and delivery of the policy while the Insured is still living.


Premiums, other than the Initial Premium, may be made at any time while the Policy is in force subject to the limits described below. During the first three Policy Years, the total premium payments less any Policy Indebtedness, less any partial surrenders, and less any partial surrender fee must be greater than or equal to the Minimum Premium requirement in order to guarantee the Policy remains in force. The Minimum Premium requirement is equal to the monthly Minimum Premium multiplied by the number of completed policy months. The monthly Minimum Premium is shown on the Policy data page.

Each premium payment must be at least equal to the monthly Minimum Premium. Additional premium payments may be made at any time while the Policy is in force. However, the Company reserves the right to require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk. Also, the Company will refund any portion of any premium payment which is determined to be in excess of the premium limit established by law to qualify the Policy as a contract for life insurance. The Company may also require that any existing Policy Indebtedness is repaid prior to accepting any additional premium payments. Additional premium payments or other changes to the contract, may jeopardize the Policy's non-modified endowment status. The Company will monitor premiums paid and other policy transactions and will notify the Policy Owner when non-modified endowment contract status is in jeopardy (see "Tax Matters").

ALLOCATION OF CASH VALUE


At the time a Policy is issued, its Cash Value will be based on the Nationwide Separate Account Trust Money Market Fund sub-account value or the Fixed Account as if the Policy had been issued and the Initial Net Premium invested on the date such premium was received in good order by the Company. When the Policy is issued, the Net Premiums will be allocated to the Nationwide Separate Account Trust Money Market Fund sub-account (for any Net Premiums allocated to a sub-account on the application) or the Fixed Account until the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. Net Premiums not designated for the Fixed Account will be placed in the Nationwide Separate Account Trust Money Market Sub-Account. At the expiration of the period in which the Policy Owner may exercise his or her short term right to cancel the Policy, shares of the Underlying Mutual Funds specified by the Policy Owner are purchased at net asset value for the respective sub-account(s). The Policy Owner may change the allocation of Net Premiums or may transfer Cash Value from one sub-account to another, subject to such terms and conditions as may be imposed by each Underlying Mutual Fund and as set forth in the prospectus. Net Premiums allocated to the Fixed Account at the time of application may not be transferred prior to the first Policy Anniversary (see "Transfers" and "Investments of the Variable Account").


The designation of investment allocations will be made by the prospective Policy Owner at the time of application for a Policy. The Policy Owner may change the way in which future Net Premiums are allocated by giving written notice to the Company. All percentage allocations must be in whole numbers, and must be at least 5%. The sum of allocations must equal 100%.

SHORT-TERM RIGHT TO CANCEL POLICY

A Policy may be returned for cancellation and a full refund of premium within 10 days after the Policy is received, within 45 days after the application for insurance is signed, or within 10 days after the Company mails or delivers a Notice of Right of Withdrawal, whichever is latest. The Policy can be mailed or delivered to the registered representative who sold it, or to the Company. Immediately after such mailing or delivery, the Policy will be deemed void from the beginning. The Company will refund the total premiums paid within seven days after it receives the Policy.

                                 POLICY CHARGES

DEDUCTIONS FROM PREMIUMS

The Company deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. On a current basis, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual Break Point Premium. The total sales load actually deducted from any Policy will be equal to the sum of this front-end sales load plus any sales surrender charge that may be deducted from Policies that are surrendered.

The Company also pays any state premium taxes attributable to a particular policy when incurred by the Company. The Company expects to pay an average state premium tax rate of approximately 2.5% of premiums for all states, although such tax rates range from 0% to 4%. To reimburse the Company for the payment of state premium taxes associated with the Policies, the Company deducts a charge for state premium taxes equal to 2.5% of all premium payments received. This charge may be more or less than the amount actually assessed by the state in which a particular Policy Owner lives. The Company does not expect to make a profit from this charge.

SURRENDER CHARGES

The Company will deduct a Surrender Charge from the Policy's Cash Value for any Policy surrendered during the first nine Policy Years. The maximum initial Surrender Charge varies by issue age, sex, Specified Amount and underwriting classification and is calculated based on the initial Specified Amount. The following table illustrates the maximum initial Surrender Charge per $1,000 of initial Specified Amount for Policies which are issued on a standard basis (see Appendix 1 for specific examples).


                    Initial Specified Amount $50,000-$99,999
      Issue                Male                    Female                   Male                  Female
       Age              Non-Tobacco             Non-Tobacco               Standard               Standard
       ---              -----------             -----------               --------               --------

       25                $7.776                  $7.521                   $8.369                  $7.818
       35                 8.817                   8.398                    9.811                   8.891
       45                12.191                  11.396                   13.887                  12.169
       55                15.636                  14.011                   18.415                  15.116
       65                22.295                  19.086                   26.577                  20.641

                                            Initial Specified Amount $100,000+

      Issue                Male                    Female                   Male                   Female
       Age              Non-Tobacco             Non-Tobacco               Standard                Standard
       ---              -----------             -----------               --------                --------

       25                $5.776                  $5.521                   $6.369                  $5.818
       35                 6.817                   6.398                    7.811                   6.891
       45                 9.691                   8.896                   11.387                   9.669
       55                13.136                  11.511                   15.915                  12.616
       65                21.295                  18.086                   25.577                  19.641

The Surrender Charge is comprised of two components: an underwriting surrender charge and sales surrender charge. The underwriting surrender charge varies by issue age in the following manner:

                              Charge per $1,000 of
                            Initial Specified Amount

      Issue            Specified Amounts           Specified Amounts
       Age            less than $100,000           $100,000 or more
       ---            ------------------           ----------------
       0-35                  $6.00                        $4.00
      36-55                   7.50                         5.00
      56-80                   7.50                         6.50




The underwriting surrender charge is designed to cover the administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the Insured's underwriting class, and establishing policy records. The Company does not expect to profit from the underwriting surrender charges. The Surrender Charge may be insufficient to recover certain expenses related to the sale of the Policies. Unrecovered expenses are borne by the Company's general assets which may include profits, if any, from mortality and expense risk charges (see "Deductions from the Sub-Accounts"). Additional premiums and/or income earned on assets in the Variable Account have no effect on these charges. The remainder of the Surrender Charge which is not attributable to the underwriting surrender charge component represents the sales surrender charge component. In no event will this component exceed 26 1/2% of the lesser of the Guideline Level Premium required in the first year or the premiums actually paid in the first year. The purpose of the sales surrender charge component is to reimburse the Company for some of the expenses incurred in the distribution of the Policies. The Company also deducts 3.5% of each premium for sales load (see "Deductions from Premiums").

-Reductions to Surrender Charges

The Surrender Charges are reduced in subsequent Policy Years in the following manner:

                      Surrender Charge                          Surrender Charge
    Completed        as a % of Initial        Completed        as a % of Initial
  Policy Years       Surrender Charges       Policy Years      Surrender Charges

        0                   100%                  5                   60%
        1                   100%                  6                   50%
        2                    90%                  7                   40%
        3                    80%                  8                   30%
        4                    70%                  9+                   0%

Special guaranteed maximum Surrender Charges apply in Pennsylvania (see Appendix
1).

DEDUCTIONS FROM CASH VALUE

The Company also deducts the following charges from the Policy's Cash Value on the Policy Date and each subsequent Monthly Anniversary Day:

       1.     monthly cost of insurance charges; plus

       2.     monthly cost of any additional benefits provided by riders; plus

       3.     monthly administrative expense charge; plus

       4. the increase charge per $1000 applied to any increase in the Specified Amount (see "Specified Amount Increases"). The increase charge is $2.04 per year per $1000 and is shown on the Policy data page. This charge is designed to cover the costs associated with increasing the Specified Amount (see "Policy Charges"). This charge will be deducted on each Monthly Anniversary Day for the first 12 months after the increase becomes effective.

These deductions will be charged proportionately to the Cash Value in each Variable Account sub-account and the Fixed Account.

-Monthly Cost of Insurance

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the Policy's Cash Value, each calculated at the beginning of the policy month.

If death benefit Option 1 is in effect and there have been increases in the Specified Amount, then the Cash Value shall first be considered a part of the initial Specified Amount. If the Cash Value exceeds the initial Specified Amount, it shall then be considered a part of the additional increases in Specified Amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will not exceed those guaranteed in the Policy. Guaranteed cost of insurance rates for Policies issued on Specified Amounts less than $100,000 are based on the 1980 Commissioners Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for Policies issued on Specified Amounts $100,000 or more are based on the 1980 Commissioners Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for Policies issued on a substandard basis are based on appropriate percentage multiples of the 1980 CSO. These mortality tables are sex distinct. In addition, separate mortality tables will be used for standard and non-tobacco.

For Policies issued in Texas on a standard basis ("Special Class - Standard" in Texas), guaranteed cost of insurance rates for Specified Amounts less than $100,000 are based on 130% of the 1980 Commissioners Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO).

The rate class of an Insured may affect the cost of insurance rate. The Company currently places Insureds into both standard rate classes and substandard classes that involve a higher mortality risk. In an otherwise identical Policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. The Company may also issue certain Policies on a "Non Medical" basis to certain categories of individuals. Due to the underwriting criteria established for Policies issued on a Non Medical basis, actual rates will be higher than the current cost of insurance rates being charged under Policies that are medically underwritten.

-Monthly Administrative Charge

The Company deducts a monthly Administrative Expense Charge to reimburse it for certain expenses related to maintenance of the Policies, accounting and record keeping and periodic reporting to Policy Owners. This charge is designed only to reimburse the Company for certain actual administrative expenses. The Company does not expect to recover from this charge any amount in excess of aggregate maintenance expenses. Currently, this charge is $25 per month in the first year, $5 per month in renewal years. The Company may at its sole discretion increase this charge. However, the Company guarantees that this charge will never exceed $7.50 per month in renewal years.

-Increase Charge

The Increase Charge is comprised of two components: an underwriting and administration charge as well as a sales charge (see "Specified Amount Increases"). The underwriting and administration charge is $1.50 per year per $1000. This charge is to cover the cost of underwriting the increases and any processing expenses. The Company does not expect to profit from this charge. The sales charge is equal to .54 per year per $1000 and reimburses the Company for expenses incurred in distribution.

DEDUCTIONS FROM THE SUB-ACCOUNTS

The Company assumes certain risks for guaranteeing the mortality and expense charges. The mortality risks assumed under the Policies is that the Insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the Policies may be greater than expected. In addition, the Company assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to Policies which lapse or are surrendered in the early Policy Years.

To compensate the Company for assuming these risks associated with the Policies, the Company deducts on a daily basis from the assets of the Variable Account a charge to provide for mortality and expense risks. This charge is equivalent to an annual effective rate of 0.80% of the daily net assets of the Variable Account. On each Policy Anniversary beginning with the 10th, the mortality and expense risk charge is reduced to 0.50% on an annual basis of the daily net assets of the Variable Account, provided the Cash Surrender Value is $25,000 or more on such anniversary. To the extent that future levels of mortality and expenses are less than or equal to those expected, the Company may realize a profit from this charge. The Surrender Charge may be insufficient to recover certain expenses related to the sale of the Policies. Unrecovered expenses are born by the Company's general assets which may include profits, if any, from mortality and expense risk charges (see "Surrender Charges").

The Company does not currently assess any charge for income taxes incurred by the Company as a result of the operations of the sub-accounts of the Variable Account (see "Taxation of the Company"). The Company reserves the right to assess a charge for such taxes against the Variable Account if the Company determines that such taxes will be incurred.

                            HOW THE CASH VALUE VARIES

On any date during the Policy Year, the Cash Value equals the Cash Value on the preceding Valuation Date, plus any Net Premium applied since the previous Valuation Date, minus any partial surrenders, plus or minus any investment results, and less any Policy Charges.

There is no guaranteed Cash Value. The Cash Value will vary with the investment experience of the Variable Account and/or the daily crediting of interest in the Fixed Account and Policy Loan Account depending on the allocation of Cash Value by the Policy Owner.

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The Cash Value in each sub-account is converted to Accumulation Units of that sub-account. The conversion is accomplished by dividing the amount of Cash Value allocated to a sub-account by the value of an Accumulation Unit for the sub-account of the Valuation Period during which the allocation occurs.


The value of an Accumulation Unit for each sub-account was arbitrarily set initially at $10 when the Underlying Mutual Fund shares in that sub-account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each sub-account for the immediately preceding Valuation Period by the Net Investment Factor for the sub-account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.


NET INVESTMENT FACTOR

The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)    is the net of:

       (1) the net asset value per share of the Underlying Mutual Fund held in the sub-account determined at the end of the current Valuation Period, plus

       (2) the per share amount of any dividend or capital gain distributions made by the Underlying Mutual Fund held in the sub-account if the "ex-dividend" date occurs during the current Valuation Period.

(b)    is the net of:


       (1) the net asset value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period, plus or minus


       (2) the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period (see "Charge For Tax Provisions").

(c) is a factor representing the daily Mortality and Expense Risk Charge deducted from the Variable Account. Such factor is equal to an annual rate of 0.80% of the daily net asset value of the Variable Account. On each Policy Anniversary beginning with the 10th, the mortality and expense risk charge is reduced to 0.50% on an annual basis of the daily net assets of the Variable Account, provided the Cash Surrender Value is $25,000 or more on such anniversary.


For Underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once a month, the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of Underlying Mutual Fund shares, because of the deduction for Mortality and Expense Risk Charge, and any charge or credit for tax reserves.


VALUATION OF ASSETS

Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

DETERMINING THE CASH VALUE

The sum of the value of all Variable Account Accumulation Units attributable to the Policy and amounts credited to the Fixed Account is the Cash Value. The number of Accumulation Units credited per each sub-account are determined by dividing the net amount allocated to the sub-account by the Accumulation Unit Value for the sub-account for the Valuation Period during which the premium is received by the Company. In the event part or all of the Cash Value is surrendered or charges or deductions are made against the Cash Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Policy Owner's interest in the Variable Account and the Fixed Account bears to the total Cash Value.

The Cash Value in the Fixed Account and the Policy Loan Account is credited with interest daily at an effective annual rate which the Company periodically declares. The annual effective rate will never be less than 4%. Upon request, the Company will inform the Policy Owner of the then applicable rates for each account.

VALUATION PERIODS AND VALUATION DATES


A Valuation Period is the period commencing at the close of business on the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is sufficient degree of trading that the current net asset value of the Accumulation Units might be materially affected.


                        SURRENDERING THE POLICY FOR CASH

RIGHT TO SURRENDER

The Policy Owner may surrender the Policy in full at any time while the Insured is living and receive its Cash Surrender Value. The cancellation will be effective as of the date the Company receives a proper written request for cancellation and the Policy. Such written request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange, or by a Commercial Bank or a Savings and Loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, the Company may require additional documentation of a customary nature.

CASH SURRENDER VALUE

The Cash Surrender Value increases or decreases daily to reflect the investment experience of the Variable Account and the daily crediting of interest in the Fixed Account and the Policy Loan Account. The Cash Surrender Value equals the Policy's Cash Value, next computed after the date the Company receives a proper written request for surrender and the Policy, minus any charges, Indebtedness or other deductions due on that date, which may also include a Surrender Charge.

PARTIAL SURRENDERS

After the Policy has been in force for one year, the Policy Owner may request a partial surrender. Partial surrenders will be permitted only if they satisfy the following requirements:

       1.     The minimum partial surrender is $500;

       2. The partial surrender may not reduce the Specified Amount to less than $50,000;

       3. After the partial surrender, the Cash Surrender Value is greater than $500 or an amount equal to three times the current monthly deduction if higher;

       4. The maximum total partial surrenders in any policy year are limited to 10% of the total premium payments. On a current basis, this requirement is waived in years 15 and beyond provided the Cash Surrender Value is $10,000 or more after the withdrawal; and

       5. After the partial surrender, the Policy continues to qualify as life insurance.

When a partial surrender is made, the Cash Value is reduced by the amount of the partial surrender. Under Death Benefit Option 1, the Specified Amount is reduced by the amount of the partial surrender, unless the Death Benefit is based on the applicable percentage of Cash Value. In such a case, a partial surrender will decrease the Specified Amount by the amount by which the partial surrender exceeds the difference between the Death Benefit and Specified Amount.

Surrender charges will be waived for any partial surrenders which satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties (see "Tax Matters").

MATURITY PROCEEDS

The Maturity Date is the Policy Anniversary on or next following the Insured's 95th birthday. The maturity proceeds will be payable to the Policy Owner on the Maturity Date provided the Policy is still in force. The Maturity Proceeds will be equal to the amount of the Policy's Cash Value, less any Indebtedness.

INCOME TAX WITHHOLDING

Federal law requires the Company to withhold income tax from any portion of surrender proceeds that is subject to tax, unless the Policy Owner advises the Company, in writing, of his or her request not to withhold.

If the Policy Owner requests that the Company not withhold taxes, or if the taxes withheld are insufficient, the Policy Owner may be liable for payment of an estimated tax. The Policy Owner should consult his or her tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following: (1) the value each year of the life insurance protection provided, (2) an amount equal to any employer-paid premiums; or (3) some or all of the amount by which the current value exceeds the employer's interest in the Contract. Participants should consult with the sponsor or the administrator of the Plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

                                  POLICY LOANS
TAKING A POLICY LOAN

After the first Policy Year, the Policy Owner may take a Policy loan using the Policy as security. Maximum Policy Indebtedness is limited to 90% of the Cash Value less Surrender Charge less interest due on the next Policy Anniversary. Maximum Policy Indebtedness, in Texas, is limited to 90% of the Cash Value in the sub-accounts and 100% of the Cash Value in the Fixed Account less Surrender Charge less interest due on the next Policy Anniversary. The Company will not grant a loan for an amount less than $200. Should the Death Proceeds become payable, the Policy be surrendered, or the Policy mature while a loan is outstanding, the amount of Policy Indebtedness will be deducted from the death benefit, Cash Surrender Value or the maturity value, respectively.

Any request for a Policy loan must be in written form satisfactory to the Company. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange; or by a Commercial Bank or a Savings and Loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties (see "Tax Matters").

A Policy Owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the Policy from lapsing. The amount of such payments necessary to prevent the Policy from lapsing would increase with age (see "Tax Matters").

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the Variable Account to the Policy Loan Account. If the assets relating to a Policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each Variable sub-account at the time of the loan. Policy loans will be transferred from the Fixed Account only when insufficient amounts are available in the Variable sub-accounts. The amount taken out of the Variable Account will not be affected by the Variable Account's investment experience while the loan is outstanding.

INTEREST

On a current basis, policy loans are credited with an annual effective rate of 5.1% during policy years 2 through 14 and an annual effective rate of 6% during the 15th and subsequent policy years. The rate is guaranteed never to be lower than 5.1%. The Company may change the current interest crediting rate on policy loans at any time at its sole discretion. The loan interest rate is 6% per year for all Policy loans. In the event that it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, the Company retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under Federal tax law. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which the Company considers to be more likely to result in the transaction being treated as a loan under Federal tax law.

Amounts transferred to the Policy Loan Account will earn interest daily from the date of transfer. The earned interest is transferred from the Policy Loan Account to a Variable Account or the Fixed Account on each Policy Anniversary or at the time of loan repayment. It will be allocated according to the Fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each Policy Year or at the time of loan repayment. Unpaid interest will be added to the existing Policy Indebtedness as of the due date and will be charged interest at the same rate as the rest of the Indebtedness.

Whenever the total Policy Indebtedness exceeds the Cash Value less any Surrender Charges, the Company will send a notice to the Policy Owner and the assignee, if any. The Policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total Policy Indebtedness to an amount equal to the total Cash Value less any Surrender Charges plus an amount sufficient to continue the Policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A Policy loan, whether or not repaid, will have a permanent effect on the Death Benefit and Cash Value because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the Cash Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT


All or part of the Indebtedness may be repaid at any time while the Policy is in force during the Insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the Variable sub-accounts and the Fixed Account in proportion to the Policy Owner's Underlying Mutual Fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. The Company reserves the right to require that any loan repayments resulting from Policy loans transferred from the Fixed Account must be first allocated to the Fixed Account.

                          HOW THE DEATH BENEFIT VARIES

CALCULATION OF THE DEATH BENEFIT

At issue, the Policy Owner selects the Specified Amount.

While the Policy is in force, the death benefit will never be less than the Specified Amount. The death benefit may vary with the Cash Value of the Policy, which depends on investment performance.

The Policy Owner may choose one of two death benefit options. Under Option 1, the death benefit will be the greater of the Specified Amount or the Applicable Percentage of Cash Value. Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations. Under Option 2, the death benefit will be the greater of the Specified Amount plus the Cash Value, or the Applicable Percentage of Cash Value and will vary directly with the investment performance.

       The term "Applicable Percentage" means:

       1. 250% when the Insured is Attained Age 40 or less at the beginning of a Policy Year; and

       2. when the Insured is above Attained Age 40, the percentage shown in the "Applicable Percentage of Cash Value Table."


                    APPLICABLE PERCENTAGE OF CASH VALUE TABLE

    Attained         Percentage         Attained        Percentage         Attained        Percentage
       Age          of Cash Value         Age          of Cash Value         Age          of Cash Value
       ---          -------------         ---          -------------         ---          -------------
      0-40              250%               60              130%               80              105%
       41               243%               61              128%               81              105%
       42               236%               62              126%               82              105%
       43               229%               63              124%               83              105%
       44               222%               64              122%               84              105%


       45               215%               65              120%               85              105%
       46               209%               66              119%               86              105%
       47               203%               67              118%               87              105%
       48               197%               68              117%               88              105%
       49               191%               69              116%               89              105%

       50               185%               70              115%               90              105%
       51               178%               71              113%               91              104%
       52               171%               72              111%               92              103%
       53               164%               73              109%               93              102%
       54               157%               74              107%               94              101%

       55               150%               75              105%               95              100%
       56               146%               76              105%
       57               142%               77              105%
       58               138%               78              105%
       59               134%               79              105%

PROCEEDS PAYABLE ON DEATH

The actual Death Proceeds payable on the Insured's death will be the death benefit as described above, less any Policy Indebtedness and less any unpaid Policy Charges. Under certain circumstances, the Death Proceeds may be adjusted (see "Incontestability", "Error in Age or Sex", and "Suicide").

                  RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY

The Policy Owner may exchange the Policy for a flexible premium adjustable life insurance policy offered by the Company on the Policy Date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the Policy Date. No evidence of insurability will be required.

The Policy Owner and Beneficiary under the new policy will be the same as those under the exchanged Policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original Policy immediately prior to the exchange date. The new policy will have the same Policy Date and issue age as the original Policy. The initial Specified Amount and any increases in Specified Amount will have the same rate class as those of the original Policy. Any Indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two Policies. After adjustment, if any excess is owed the Policy Owner, the Company will pay the excess to the Policy Owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

                          CHANGES OF INVESTMENT POLICY

The Company may materially change the investment policy of the Variable Account. The Company must inform the Policy Owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the Policy Owners or if it renders the Company's operations hazardous to the public. If a Policy Owner objects, the Policy may be converted to a substantially comparable General Account life insurance policy offered by the Company on the life of the Insured. The Policy Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. The Company will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the Policy converted on the date of such conversion.

                                  GRACE PERIOD

-First Three Policy Years

This Policy will not lapse during the first three Policy Years provided that on each Monthly Anniversary Day (1) is greater than or equal to (2) where:

       (1) Is the sum of all premiums paid to date minus any Policy Indebtedness, minus any partial surrenders, and minus any partial surrender fee; and

       (2) Is the sum of monthly Minimum Premiums required since the Policy Date including the monthly Minimum Premium for the current Monthly Anniversary Day.

If (1) is less than (2) and the Cash Surrender Value is less than zero, a Grace Period of 61 days from the Monthly Anniversary Day will be allowed for the payment of sufficient premium to satisfy the Minimum Premium requirement. If sufficient premium is not paid by the end of the Grace Period, the Policy will lapse without value. In any event the Policy will not lapse as long as there is a positive Cash Surrender Value.

-Policy Years Four and After

If the Cash Surrender Value on a Monthly Anniversary Day is not sufficient to cover the current Policy Charges, a Grace Period of 61 days from the Monthly Anniversary Day will be allowed for the payment of sufficient premium to cover the current Policy Charges due plus an amount equal to three times the current monthly deduction.

-All Policy Years

The Company will send such a notice at the start of the Grace Period to the Policy Owner's last known address. If the Insured dies during the Grace Period, the Company will pay the Death Proceeds.

                                  REINSTATEMENT

If the Grace Period ends and the Policy Owner has neither paid the required premium nor surrendered the Policy for its Cash Surrender Value, the Policy Owner may reinstate the Policy by:

       1. submitting a written request at any time within 3 years after the end of the Grace Period and prior to the Maturity Date;

       2.     providing evidence of insurability satisfactory to the Company;

       3. paying an amount of premium equal to the sum of the Minimum Monthly Premiums missed since the beginning of the Grace Period, if your Policy terminated in the first three policy years;

       4. paying sufficient premium to cover all policy charges that were due and unpaid during the Grace Period if your Policy terminated in the fourth or later policy year;

       5. paying sufficient premium to keep the Policy in force for 3 months from the date of reinstatement; and

       6. paying or reinstating any Indebtedness against the Policy which existed at the end of the Grace Period.

The effective date of a reinstated Policy will be the Monthly Anniversary Day on or next following the date the application for reinstatement is approved by the Company. If your Policy is reinstated, the Cash Value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

       1.     the Cash Value at the end of the Grace Period; or

       2. the Surrender Charge for the Policy Year in which the Policy was reinstated.


Unless the Policy Owner has provided otherwise, all amounts will be allocated based on the Underlying Mutual Fund allocation factors in effect at the start of the Grace Period.




                            THE FIXED ACCOUNT OPTION

Because of exemptive and exclusionary provisions, interests in the Company's General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed Account option. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

As explained earlier, a Policy Owner may elect to allocate or transfer all or part of the Cash Value to the Fixed Account and the amount allocated or transferred becomes part of the Company's General Account. The Company's General Account consists of all assets of the Company other than those in the Variable Account and in other separate accounts that have been or may be established by the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of the General Account, and Policy Owners do not share in the investment experience of those assets. The Company guarantees that the part of the Cash Value invested under the Fixed Account option will accrue interest daily at an effective annual rate that the Company declares periodically. The Fixed Account crediting rate will not be less than an effective annual rate of 4%. Upon request the Company will inform a Policy Owner of the then applicable rate. The Company is not obligated to credit interest at a higher rate.

                     CHANGES IN EXISTING INSURANCE COVERAGE


The Policy Owner may request certain changes in the insurance coverage under the Policy. Any request must be in writing and received at the Company's Home Office. No change will take effect unless the Cash Surrender Value, after the change, is sufficient to keep the Policy in force for at least 3 months.


SPECIFIED AMOUNT INCREASES

After the first Policy Year, the Policy Owner may request an increase to the Specified Amount. Any increase will be subject to the following conditions:

       1.     the request must be applied for in writing;

       2.     satisfactory evidence of insurability must be provided;

       3.     the increase must be for a minimum of $10,000;

       4. the Cash Surrender Value is sufficient to continue the Policy in force for at least 3 months; and

       5.     age limits are the same as for a new issue.

Any approved increase will have an effective date of the Monthly Anniversary Day on or next following the date the Company approves the supplemental application. The Company reserves the right to limit the number of Specified Amount increases to one each Policy Year.

SPECIFIED AMOUNT DECREASES

After the first Policy Year, the Policy Owner may also request a decrease to the Specified Amount. Any approved decrease will be effective on the Monthly Anniversary Day on or next following the date the Company receives the request. Any such decrease shall reduce insurance in the following order:

       1.     against insurance provided by the most recent increase;

       2.     against the next most recent increases successively; and

       3.     against insurance provided under the original application.

The Company reserves the right to limit the number of Specified Amount decreases to one each Policy Year. The Company will refuse a request for a decrease which would:

       1. reduce the Specified Amount to less than $50,000 ($100,000 in New Jersey); or

       2.     disqualify the Policy as a contract for life insurance.

CHANGES IN THE DEATH BENEFIT OPTION

After the first Policy Year, the Policy Owner may change the death benefit option under the Policy. If the change is from Option 1 to Option 2, the Specified Amount will be decreased by the amount of the Cash Value. If the change is from Option 2 to Option 1, the Specified Amount will be increased by the amount of the Cash Value. Evidence of insurability is not required for a change from Option 2 to Option 1. The Company reserves the right to require evidence of insurability for a change from Option 1 to Option 2. The effective date of the change will be the Monthly Anniversary Day on or next following the date the Company approves the request for change. Only one change of option is permitted per Policy Year. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract.

                             OTHER POLICY PROVISIONS

POLICY OWNER

While the Insured is living, all rights in this Policy are vested in the Policy Owner named in the application or as subsequently changed, subject to assignment, if any.


The Policy Owner may name a contingent Policy Owner or a new Policy Owner while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Company's Home Office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded. The Company may require that the Policy be submitted for endorsement before making a change.


If the Policy Owner is other than the Insured and names no contingent Policy Owner, and dies before the Insured, the Policy Owner's rights in this Policy belong to the Policy Owner's estate.

BENEFICIARY

The Beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any.


The Policy Owner may name a new Beneficiary while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Company's Home Office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded.


If any Beneficiary predeceases the Insured, that Beneficiary's interest passes to any surviving Beneficiary(ies), unless otherwise provided. Multiple Beneficiaries will be paid in equal shares, unless otherwise provided. If no named Beneficiary survives the Insureds, the Death Proceeds shall be paid to the Policy Owner or the Policy Owner's estate.

ASSIGNMENT


While the Insured is living, the Policy Owner may assign his or her rights in the Policy. The assignment must be in writing, signed by the Policy Owner and recorded by the Company at its Home Office. Any assignment will not affect any payments made or actions taken by the Company before it was recorded. The Company is not responsible for any assignment not submitted for recording, nor is the Company responsible for the sufficiency or validity of any assignment. The assignment will be subject to any Indebtedness owed to the Company before it was recorded.

INCONTESTABILITY

The Company will not contest payment of the Death Proceeds based on the initial Specified Amount after the Policy has been in force during the Insured's lifetime for 2 years from the Policy Date. For any increase in Specified Amount requiring evidence of insurability, the Company will not contest payment of the Death Proceeds based on such an increase after it has been in force during the Insured's lifetime for 2 years from its effective date.

ERROR IN AGE OR SEX

If the age or sex of the Insured has been misstated, the affected benefits will be adjusted. The amount of the death benefit will be 1. multiplied by 2. and then the result added to 3., where:

       1. is the amount of the death benefit at the time of the Insured's death reduced by the amount of the Cash Value at the time of the Insured's death;

       2. is the ratio of the monthly cost of insurance applied in the policy month of death and the monthly cost of insurance that should have been applied at the true age and sex in the policy month of death; and

       3.     is the Cash Value at the time of the Insured's death.

SUICIDE

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, the Company will pay no more than the sum of the premiums paid, less any Indebtedness. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, the Company will pay no more than the amount paid for such additional benefit.

NONPARTICIPATING POLICIES

These are nonparticipating Policies on which no dividends are payable. These Policies do not share in the profits or surplus earnings of the Company.

                              LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The Policies offered by this prospectus are based upon actuarial tables which distinguish between men and women and thus the Policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this Policy.

                          DISTRIBUTION OF THE POLICIES


The Policies will be sold by licensed insurance agents in those states where the Policies may lawfully be sold. Such agents will be registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. (NASD). The Policies will be distributed by the General Distributor, Nationwide Advisory Services, Inc. NAS acts as general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates. NAS is a wholly owned subsidiary of the Company.

NAS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Investing Foundation II, which are open-end management investment companies.


Gross first year commissions plus any expense allowance payments paid by the Company on the sale of these policies provided by the General Distributor will not exceed 80% of the target Premium plus 4% of any excess premium payments. Gross renewal commissions in years 2-10 paid by the Company will not exceed 4% of actual premium payment, and will not exceed 1% in years 11+.

                               CUSTODIAN OF ASSETS

The Company serves as the Custodian of the assets of the Variable Account.

                                   TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Code provides that if certain tests are met, a Policy will be treated as a life insurance policy for federal tax purposes. The Company will monitor compliance with these tests. The Policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the Death Proceeds payable under a Policy are excludable from gross income of the beneficiary under Section 101 of the Code.

Section 7702A of the Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies"). The Code provides for taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts in the same way annuities are taxed. Modified endowment contract distributions are defined by the Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the Policy Owner is over age 59 1/2 or disabled.

The Policies offered by this prospectus may or may not be issued as modified endowment contracts. The Company will monitor premiums paid and will notify the Policy Owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the Owner pursuant to
Section 7702(f)(7) of the Code. The Policy Owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Code.

In addition to meeting the tests required under Sections 7702, Section 817(h) of the Code requires that the investments of separate accounts such as the Variable Account be adequately diversified. Regulations under 817(h) provide that a variable life policy failing to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the Policy Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Policy Owner if the income, for the period the policy was not diversified, had been received by the Policy Owner. If the failure to diversify is not corrected in this manner, the Policy Owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.


Representatives of the Internal Revenue Service have suggested, from time to time, that the number of Underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of Underlying Mutual Funds, transfers between Underlying Mutual Funds, exchanges of Underlying Mutual Funds or changes in investment objectives of Underlying Mutual Funds such that the Policy would no longer qualify as life insurance under Section 7702 of the Code, the Company will take whatever steps are available to remain in compliance.


The Company will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the Policy by lapse or the maturity of the Policy on its Maturity Date may have adverse tax consequences. If the amount received by the Policy Owner plus total Policy Indebtedness exceeds the premiums paid into the Policy, the excess generally will be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.

Generally the taxable portion of any distribution from a contract to a nonresident alien of the United States is subject to tax withholding at a rate equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is includable in the recipient's gross income.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary.

TAXATION OF THE COMPANY

The Company is taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policies.

The Company does not initially expect to incur any Federal income tax liability that would be chargeable to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, the Company determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the Variable Account.

The Company may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

OTHER CONSIDERATIONS

The foregoing discussion is general and is not intended as tax advice. Counsel and other competent advisors should be consulted for more complete information. This discussion is based on the Company's understanding of Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of these current laws and interpretations.

                                   THE COMPANY

The life insurance business, which includes product lines in health insurance and annuities, is the only business in which the Company is engaged.

The Company markets its Policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

The Company serves as depositor for the Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Variable Account-8, MFS Variable Account, Nationwide Multi-Flex Variable Account, Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, the NACo Variable Account and the DC Variable Account, each of which is a registered investment company, and each of which is a separate investment account of the Company.

The Company, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

The Company operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, the Company shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.


The Company does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. The Company shares Home Office, other facilities and equipment with Nationwide Mutual Insurance Company.


                               COMPANY MANAGEMENT

Nationwide Life Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Indemnity Company, Nationwide Mutual Fire Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Property and Casualty Insurance Company, National Casualty Company, West Coast Life Insurance Company, Scottsdale Indemnity Company and Nationwide General Insurance Company and their affiliate companies comprise the Nationwide Insurance Enterprise.

The companies comprising the Nationwide Insurance Enterprise have substantially common boards of directors and officers. Nationwide Corporation is the sole shareholder of Nationwide Life.


DIRECTORS OF THE COMPANY

                                 Director
        Name                     Since                    Principal Occupation
        ----                     -----                    --------------------
Lewis J. Alphin                    1993    Farm Owner and Operator (1)
Keith W. Eckel                     1996    Partner and Manager, Fred W. Eckel Sons and Eckel Farms, Inc. (1)
Willard J. Engel                   1994    General Manager Lyon County Cooperative Oil Company (1)
Fred C. Finney                     1992    Owner and Operator, Moreland Fruit Farm; Operator, Melrose Orchard
Charles L. Fuellgraf, Jr. *+       1969    Chief Executive Officer, Fuellgraf Electric Company, Electrical
                                           Construction and Engineering Services (1)
James J. Gasper *+                 1996    President and Chief Operating Officer, Nationwide Life Insurance
                                           Company and Nationwide Life and Annuity Insurance Company (2)
Henry S. Holloway *+               1986    Farm Owner and Operator (1)
D. Richard McFerson *+             1988    Chairman and Chief Executive Officer; Nationwide Insurance
                                           Enterprise (2)
David O. Miller *+                 1985    Farm Owner and Land Developer; President, Owen Potato Farm, Inc.;
                                           Partner, M&M Enterprises (1)
C. Ray Noecker                     1994    Farm Owner and Operator (1)
James F. Patterson                 1989    Vice President, Pattersons, Inc.; President Patterson Farms, Inc. (1)
Arden L. Shisler *+                1984    Partner and Manager, Sweetwater Beef Farms; President and Chief
                                           Executive Officer, K&B Transport, Inc. (1)
Robert L. Stewart                  1989    Farm Owner and Operator; Owner, Sunnydale Mining (1)
Nancy C. Thomas *                  1986    Farm Owner and Operator, Da-Ma-Lor Farm (1)
Harold W. Weihl                    1990    Farm Owner and Operator, Weihl Farm (1)
--------------------------------------
*Member, Executive Committee               +Member, Investment Committee

(1)    Principal occupation for last five years.

(2) Prior to assuming this current position, Messrs. McFerson and Gasper held other executive management positions with the companies.


Each of the directors is a director of the other major insurance affiliates of the Nationwide Insurance Enterprise, except Mr. Gasper who is a director only of the Company and Nationwide Life Insurance Company. Messrs. McFerson and Gasper are directors of Nationwide Advisory Services, Inc., a registered broker-dealer.


Messrs. Gasper, Holloway, McFerson, Miller, Patterson and Shisler are directors of Nationwide Corporation. Messrs. Fuellgraf, McFerson, Ms. Thomas and Mr. Weihl are trustees of Nationwide Investing Foundation, a registered investment company. Mr. McFerson is trustee of Nationwide Separate Account Trust, Financial Horizons Investment Trust and Nationwide Investing Foundation II, registered investment companies. Mr. Engel is a director of Western Cooperative Transport.


EXECUTIVE OFFICERS OF THE COMPANY

NAME                                         OFFICE HELD
----                                         -----------

D. Richard McFerson                          Chairman and Chief Executive
                                             Officer-Nationwide Insurance
                                             Enterprise

Joseph J. Gasper                             President and Chief Operating
                                             Officer

Gordon E. McCutchan                          Executive Vice President, Law and
                                             Corporate Services and Secretary

Robert A. Oakley                             Executive Vice President-Chief
                                             Financial Officer



Robert J. Woodward, Jr.                      Executive Vice President - Chief
                                             Investment Officer

James E. Brock                               Senior Vice President - Life
                                             Company Operations

W. Sidney Druen                              Senior Vice President and General
                                             Counsel and Assistant Secretary

Harvey S. Galloway, Jr.                      Senior Vice President and Chief
                                             Actuary

Richard A. Karas                             Senior Vice President - Sales and
                                             Financial Services

Mark A. Folk                                 Vice President and Treasurer

Mr. Gasper is also President and Chief Operating Officer of Nationwide Life and Annuity Insurance Company. Mr. Galloway is also an officer of Nationwide Mutual Insurance Company and Nationwide Life and Annuity Insurance Company. Each of the other officers listed above is also an officer of each of the companies comprising the Nationwide Insurance Enterprise. Each of the executive officers listed above has been associated with the registrant in an executive capacity for more than the past five years, except Mr. Folk who joined the Registrant in 1993. From 1983-1993, Mr. Folk served as a partner in the accounting firm KPMG Peat Marwick LLP.

                      OTHER CONTRACTS ISSUED BY THE COMPANY

The Company does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of the Company.

                                STATE REGULATION

The Company is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine the Company's contract liabilities and reserves so that the Insurance Department may certify the items are correct. The Company's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                            REPORTS TO POLICY OWNERS

The Company will mail to the Policy Owner, at the last known address of record, an annual statement showing the amount of the current death benefit, the Cash Value, and Cash Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in the Variable Account and in each sub-account of the Variable Account, and any Policy Indebtedness.

Policy Owners will also be sent annual and semi-annual reports containing financial statements for the Variable Account as required by the 1940 Act.

In addition, Policy Owners will receive statements of significant transactions, such as changes in Specified Amount, changes in death benefit option, changes in future premium allocation, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

                                   ADVERTISING

The Company is also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                                LEGAL PROCEEDINGS

There are no material legal proceedings, other than ordinary routine litigation incidental to the business to which the Company and the Variable Account are parties or to which any of their property is the subject.


The General Distributor, Nationwide Advisory Services, Inc., is not engaged in any material litigation of any nature.


                                     EXPERTS

The financial statements and schedules included herein have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                                 LEGAL OPINIONS

Legal matters in connection with the Policies described herein are being passed upon by Druen, Rath & Dietrich, One Nationwide Plaza, Columbus, Ohio 43216. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

                                   APPENDIX 1

                                 ILLUSTRATION OF
                                SURRENDER CHARGES

Example 1: A female non-tobacco, age 45, purchases a Policy with a Specified Amount of $50,000 and a Scheduled Premium of $750. She now wishes to surrender the Policy during the first Policy year. By using the initial surrender charge table reproduced below, (also see "Surrender Charges") the total surrender charge per thousand multiplied by the Specified Amount expressed in thousands equals the total surrender charge of $569.80 ($11.396 x 50=569.80).

Example 2: A male non-tobacco, age 35, purchases a Policy with a Specified Amount of $100,000 and a Scheduled Premium of $1100. He now wants to surrender the Policy in the sixth Policy Year. The total initial surrender charge is calculated using the method illustrated above. (surrender charge per 1000 6.817 x 100=681.70 maximum initial surrender charge). Because the fifth Policy Year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below. (Also see "Reductions to Surrender Charges"). In this case, $681.70 x 60%=$409.02.

Maximum Surrender Charge per $1,000 of initial Specified Amount for policies which are issued on a standard basis.


                    Initial Specified Amount $50,000-$99,999
----------------------------------------------------------------------------------------------------------
        ISSUE                 MALE                FEMALE                MALE                FEMALE
         AGE              NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
----------------------------------------------------------------------------------------------------------
         25                  $7.776               $7.521               $8.369               $7.818
----------------------------------------------------------------------------------------------------------
         35                   8.817                8.398                9.811                8.891
----------------------------------------------------------------------------------------------------------
         45                  12.191               11.396               13.887               12.169
----------------------------------------------------------------------------------------------------------
         55                  15.636               14.011               18.415               15.116
----------------------------------------------------------------------------------------------------------
         65                  22.295               19.086               26.577               20.641
----------------------------------------------------------------------------------------------------------

                       Initial Specified Amount $100,000+
----------------------------------------------------------------------------------------------------------
        ISSUE                 MALE                FEMALE                MALE                FEMALE
         AGE              NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
----------------------------------------------------------------------------------------------------------
         25                  $5.776               $5.521               $6.369               $5.818
----------------------------------------------------------------------------------------------------------
         35                   6.817                6.398                7.811                6.891
----------------------------------------------------------------------------------------------------------
         45                   9.691                8.896               11.387                9.669
----------------------------------------------------------------------------------------------------------
         55                  13.136               11.511               15.915               12.616
----------------------------------------------------------------------------------------------------------
         65                  21.295               18.086               25.577               19.641
----------------------------------------------------------------------------------------------------------
                        Reductions to Surrender Charges.
-----------------------------------------------------------------------------------------------
                          SURRENDER CHARGE                               SURRENDER CHARGE
      COMPLETED           AS A % OF INITIAL          COMPLETED           AS A % OF INITIAL
    POLICY YEARS          SURRENDER CHARGES         POLICY YEARS         SURRENDER CHARGES
-----------------------------------------------------------------------------------------------
          0                       100%                   5                        60%
-----------------------------------------------------------------------------------------------
          1                       100%                   6                        50%
-----------------------------------------------------------------------------------------------
          2                        90%                   7                        40%
-----------------------------------------------------------------------------------------------
          3                        80%                   8                        30%
-----------------------------------------------------------------------------------------------
          4                        70%                    9+                       0%
-----------------------------------------------------------------------------------------------

The current Surrender Charges are the same for all states. However, in Pennsylvania the guaranteed maximum Surrender Charges are spread out over 14 years. The guaranteed maximum Surrender Charge in subsequent years in Pennsylvania is reduced in the following manner:

   COMPLETED      SURRENDER CHARGE      COMPLETED       SURRENDER CHARGE      COMPLETED       SURRENDER CHARGE
    POLICY        AS A % OF INITIAL       POLICY       AS A % OF INITIAL        POLICY       AS A % OF INITIAL
     YEARS        SURRENDER CHARGES       YEARS        SURRENDER CHARGES        YEARS        SURRENDER CHARGES
     -----        -----------------       -----        -----------------        -----        -----------------
       0                   100%             5                 60%                 10                 20%
       1                   100%             6                 50%                 11                 15%
       2                    90%             7                 40%                 12                 10%
       3                    80%             8                 30%                 13                  5%
       4                    70%             9                 25%                 14+                 0%


The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum Surrender Charges which are spread out over 14 years. If this contract is issued in Pennsylvania, please contact the Home Office for an illustration.


The Company has no plans to change the current Surrender Charges.

                                   APPENDIX 2

                          ILLUSTRATIONS OF CASH VALUES,
                             CASH SURRENDER VALUES,
                               AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations illustrate how Cash Values, Cash Surrender Values and death benefits under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the Cash Values, Cash Surrender Values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the Policies would go into default, at which time additional premium payments would be required to continue the Policy in force. The illustrations also assume there is no Policy Indebtedness, no additional premium payments are made, no Cash Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or death benefit option.


The amounts shown for the Cash Value, Cash Surrender Value and death benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The mortality and expense risk charges are equivalent to an annual effective rate of 0.80% of the daily net asset value of the Variable Account. On each Policy Anniversary beginning with the 10th, the mortality and expense risk charge is reduced to 0.50% on an annual basis of the daily net assets of the Variable Account, provided the Cash Surrender Value is $25,000 or more on such anniversary. In addition, the net investment returns also reflect the deduction of Underlying Mutual Fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 1.00% of the daily net asset value of the Variable Account. This effective rate is based on the average of the fund expenses for the preceding year for all mutual fund options available under the policy as of April 30, 1996.

Considering current charges for mortality and expense risks and Underlying Mutual Fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.80%, 4.20% and 10.20%. On each Policy Anniversary beginning with the 10th, the gross annual rates of return of 0%, 6%, and 12% correspond to net investment experience at constant annual rates of -1.50%, 4.50%, and 10.50%, provided the Cash Surrender Value is $25,000 or more on such anniversary. This is due to a guaranteed reduction in the mortality and expense risk charge from an annual effective rate of 0.80% to an annual effective rate of 0.50% if the aforementioned conditions apply.


The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the Policy. The values shown are for Policies which are issued as standard. Policies issued on a substandard basis would result in lower Cash Values and Death benefits than those illustrated.

The illustrations also reflect the fact that the Company deducts a sales load from each premium payment. Current values reflect a deduction of 3.5% of each premium payment up to Break Point Premium and 1.5% of any excess. Guaranteed values reflect a deduction of 3.5% of each premium payment. The illustrations also reflect the fact that the Company deducts a charge for state premium taxes equal to 2.5% of all premium payments.

The Cash Surrender Values shown in the illustrations reflect the fact that the Company will deduct a Surrender Charge from the Policy's Cash Value for any Policy surrendered in full during the first nine years.

In addition, the illustrations reflect the fact that the Company deducts a monthly administrative charge at the beginning of each Policy Month. This monthly administrative expense charge is $25 per month in the first year, $5 per month in renewal years. Current values reflect a current monthly administrative expense charge of $5 in renewal years, and guaranteed values reflect the $7.50 maximum monthly administrative charge under the Policy in renewal years. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the Variable Account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, the Company will furnish a comparable illustration based on the proposed Insured's age, sex, smoking classification, rating classification and premium payment requested.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                 CURRENT VALUES

                                    0% HYPOTHETICAL                6% HYPOTHETICAL                      12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN                 GROSS INVESTMENT
                              -----------------------           -----------------------                 ----------------

           PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1         788         240          0       50,000        268          0        50,000          295            0       50,000
       2       1,614         704        130       50,000        781        207        50,000          861          287       50,000
       3       2,483       1,149        632       50,000      1,305        788        50,000        1,474          957       50,000
       4       3,394       1,570      1,111       50,000      1,835      1,376        50,000        2,132        1,673       50,000
       5       4,351       1,969      1,567       50,000      2,371      1,969        50,000        2,841        2,440       50,000
       6       5,357       2,345      2,001       50,000      2,915      2,570        50,000        3,607        3,263       50,000
       7       6,412       2,705      2,418       50,000      3,472      3,185        50,000        4,442        4,155       50,000
       8       7,520       3,042      2,813       50,000      4,037      3,807        50,000        5,348        5,118       50,000
       9       8,683       3,359      3,187       50,000      4,612      4,440        50,000        6,332        6,160       50,000
      10       9,905       3,655      3,655       50,000      5,197      5,197        50,000        7,405        7,405       50,000
      11      11,188       3,926      3,926       50,000      5,787      5,787        50,000        8,571        8,571       50,000
      12      12,535       4,170      4,170       50,000      6,384      6,384        50,000        9,839        9,839       50,000
      13      13,949       4,384      4,384       50,000      6,981      6,981        50,000       11,220       11,220       50,000
      14      15,434       4,563      4,563       50,000      7,578      7,578        50,000       12,721       12,721       50,000
      15      16,993       4,699      4,699       50,000      8,164      8,164        50,000       14,352       14,352       50,000
      16      18,630       4,795      4,795       50,000      8,743      8,743        50,000       16,130       16,130       50,000
      17      20,349       4,840      4,840       50,000      9,305      9,305        50,000       18,068       18,068       50,000
      18      22,154       4,826      4,826       50,000      9,843      9,843        50,000       20,182       20,182       50,000
      19      24,049       4,754      4,754       50,000     10,357     10,357        50,000       22,497       22,497       50,000
      20      26,039       4,613      4,613       50,000     10,838     10,838        50,000       25,037       25,037       50,000
      21      28,129       4,399      4,399       50,000     11,282     11,282        50,000       27,920       27,920       50,000
      22      30,323       4,102      4,102       50,000     11,679     11,679        50,000       31,115       31,115       50,000
      23      32,626       3,710      3,710       50,000     12,020     12,020        50,000       34,671       34,671       50,000
      24      35,045       3,211      3,211       50,000     12,294     12,294        50,000       38,646       38,646       50,000
      25      37,585       2,600      2,600       50,000     12,496     12,496        50,000       43,113       43,113       50,011
      26      40,252       1,862      1,862       50,000     12,614     12,614        50,000       48,081       48,081       55,293
      27      43,052         966        966       50,000     12,619     12,619        50,000       53,548       53,548       60,509
      28      45,992         (*)        (*)          (*)     12,503     12,503        50,000       59,572       59,572       66,125
      29      49,079         (*)        (*)          (*)     12,247     12,247        50,000       66,220       66,220       72,180
      30      52,321         (*)        (*)          (*)     11,827     11,827        50,000       73,567       73,567       78,717

ASSUMPTIONS:

(1)   ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)   UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                GUARANTEED VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                           -----------------------            -----------------------            -----------------------
           PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1         788         175          0       50,000        200          0        50,000          225            0       50,000
       2       1,614         538          0       50,000        605         31        50,000          676          102       50,000
       3       2,483         877        360       50,000      1,010        493        50,000        1,155          639       50,000
       4       3,394       1,191        732       50,000      1,412        953        50,000        1,663        1,204       50,000
       5       4,351       1,478      1,077       50,000      1,810      1,408        50,000        2,200        1,799       50,000
       6       5,357       1,737      1,393       50,000      2,201      1,856        50,000        2,769        2,425       50,000
       7       6,412       1,964      1,677       50,000      2,581      2,294        50,000        3,368        3,082       50,000
       8       7,520       2,155      1,926       50,000      2,945      2,716        50,000        3,999        3,769       50,000
       9       8,683       2,306      2,134       50,000      3,289      3,117        50,000        4,658        4,486       50,000
      10       9,905       2,413      2,413       50,000      3,607      3,607        50,000        5,348        5,348       50,000
      11      11,188       2,471      2,471       50,000      3,893      3,893        50,000        6,066        6,066       50,000
      12      12,535       2,477      2,477       50,000      4,143      4,143        50,000        6,815        6,815       50,000
      13      13,949       2,429      2,429       50,000      4,352      4,352        50,000        7,596        7,596       50,000
      14      15,434       2,319      2,319       50,000      4,512      4,512        50,000        8,409        8,409       50,000
      15      16,993       2,140      2,140       50,000      4,613      4,613        50,000        9,253        9,253       50,000
      16      18,630       1,885      1,885       50,000      4,644      4,644        50,000       10,127       10,127       50,000
      17      20,349       1,542      1,542       50,000      4,592      4,592        50,000       11,029       11,029       50,000
      18      22,154       1,097      1,097       50,000      4,439      4,439        50,000       11,955       11,955       50,000
      19      24,049         534        534       50,000      4,165      4,165        50,000       12,902       12,902       50,000
      20      26,039         (*)        (*)          (*)      3,747      3,747        50,000       13,865       13,865       50,000
      21      28,129         (*)        (*)          (*)      3,161      3,161        50,000       14,843       14,843       50,000
      22      30,323         (*)        (*)          (*)      2,378      2,378        50,000       15,835       15,835       50,000
      23      32,626         (*)        (*)          (*)      1,368      1,368        50,000       16,841       16,841       50,000
      24      35,045         (*)        (*)          (*)         90         90        50,000       17,859       17,859       50,000
      25      37,585         (*)        (*)          (*)        (*)        (*)           (*)       18,885       18,885       50,000
      26      40,252         (*)        (*)          (*)        (*)        (*)           (*)       19,912       19,912       50,000
      27      43,052         (*)        (*)          (*)        (*)        (*)           (*)       20,928       20,928       50,000
      28      45,992         (*)        (*)          (*)        (*)        (*)           (*)       21,916       21,916       50,000
      29      49,079         (*)        (*)          (*)        (*)        (*)           (*)       22,861       22,861       50,000
      30      52,321         (*)        (*)          (*)        (*)        (*)           (*)       23,746       23,746       50,000

ASSUMPTIONS:

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                 CURRENT VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                           -----------------------            -----------------------            -----------------------

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1         788         239          0       50,239        266          0        50,266          293            0       50,293
       2       1,614         700        126       50,700        776        202        50,776          856          282       50,856
       3       2,483       1,140        624       51,140      1,295        778        51,295        1,462          946       51,462
       4       3,394       1,555      1,096       51,555      1,816      1,357        51,816        2,111        1,652       52,111
       5       4,351       1,944      1,543       51,944      2,341      1,939        52,341        2,805        2,403       52,805
       6       5,357       2,309      1,965       52,309      2,869      2,525        52,869        3,549        3,205       53,549
       7       6,412       2,655      2,368       52,655      3,406      3,119        53,406        4,355        4,068       54,355
       8       7,520       2,977      2,748       52,977      3,946      3,717        53,946        5,223        4,993       55,223
       9       8,683       3,275      3,103       53,275      4,490      4,318        54,490        6,158        5,986       56,158
      10       9,905       3,549      3,549       53,549      5,037      5,037        55,037        7,167        7,167       57,167
      11      11,188       3,794      3,794       53,794      5,582      5,582        55,582        8,251        8,251       58,251
      12      12,535       4,010      4,010       54,010      6,123      6,123        56,123        9,417        9,417       59,417
      13      13,949       4,191      4,191       54,191      6,655      6,655        56,655       10,667       10,667       60,667
      14      15,434       4,334      4,334       54,334      7,172      7,172        57,172       12,005       12,005       62,005
      15      16,993       4,428      4,428       54,428      7,664      7,664        57,664       13,428       13,428       63,428
      16      18,630       4,476      4,476       54,476      8,130      8,130        58,130       14,946       14,946       64,946
      17      20,349       4,469      4,469       54,469      8,558      8,558        58,558       16,559       16,559       66,559
      18      22,154       4,396      4,396       54,396      8,937      8,937        58,937       18,263       18,263       68,263
      19      24,049       4,260      4,260       54,260      9,265      9,265        59,265       20,068       20,068       70,068
      20      26,039       4,051      4,051       54,051      9,527      9,527        59,527       21,974       21,974       71,974
      21      28,129       3,764      3,764       53,764      9,717      9,717        59,717       23,984       23,984       73,984
      22      30,323       3,391      3,391       53,391      9,821      9,821        59,821       26,099       26,099       76,099
      23      32,626       2,922      2,922       52,922      9,823      9,823        59,823       28,402       28,402       78,402
      24      35,045       2,347      2,347       52,347      9,707      9,707        59,707       30,822       30,822       80,822
      25      37,585       1,668      1,668       51,668      9,467      9,467        59,467       33,369       33,369       83,369
      26      40,252         873        873       50,873      9,087      9,087        59,087       36,045       36,045       86,045
      27      43,052         (*)        (*)          (*)      8,530      8,530        58,530       38,831       38,831       88,831
      28      45,992         (*)        (*)          (*)      7,789      7,789        57,789       41,739       41,739       91,739
      29      49,079         (*)        (*)          (*)      6,843      6,843        56,843       44,767       44,767       94,767
      30      52,321         (*)        (*)          (*)      5,671      5,671        55,671       47,915       47,915       97,915

ASSUMPTIONS:

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.




                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                GUARANTEED VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                           -----------------------            -----------------------            -----------------------

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1         788         173          0       50,173        197          0        50,197          223            0       50,223
       2       1,614         532          0       50,532        599         25        50,599          670           96       50,670
       3       2,483         866        350       50,866        997        481        50,997        1,141          624       51,141
       4       3,394       1,172        713       51,172      1,390        931        51,390        1,636        1,177       51,636
       5       4,351       1,450      1,048       51,450      1,775      1,373        51,775        2,156        1,755       52,156
       6       5,357       1,696      1,352       51,696      2,148      1,803        52,148        2,701        2,357       52,701
       7       6,412       1,908      1,621       51,908      2,505      2,218        52,505        3,267        2,980       53,267
       8       7,520       2,081      1,851       52,081      2,841      2,611        52,841        3,853        3,624       53,853
       9       8,683       2,210      2,038       52,210      3,149      2,976        53,149        4,455        4,283       54,455
      10       9,905       2,292      2,292       52,292      3,423      3,423        53,423        5,069        5,069       55,069
      11      11,188       2,323      2,323       52,323      3,657      3,657        53,657        5,691        5,691       55,691
      12      12,535       2,298      2,298       52,298      3,844      3,844        53,844        6,318        6,318       56,318
      13      13,949       2,216      2,216       52,216      3,979      3,979        53,979        6,946        6,946       56,946
      14      15,434       2,072      2,072       52,072      4,053      4,053        54,053        7,568        7,568       57,568
      15      16,993       1,857      1,857       51,857      4,056      4,056        54,056        8,175        8,175       58,175
      16      18,630       1,564      1,564       51,564      3,974      3,974        53,974        8,757        8,757       58,757
      17      20,349       1,187      1,187       51,187      3,797      3,797        53,797        9,301        9,301       59,301
      18      22,154         712        712       50,712      3,504      3,504        53,504        9,788        9,788       59,788
      19      24,049         128        128       50,128      3,077      3,077        53,077       10,199       10,199       60,199
      20      26,039         (*)        (*)          (*)      2,497      2,497        52,497       10,510       10,510       60,510
      21      28,129         (*)        (*)          (*)      1,743      1,743        51,743       10,699       10,699       60,699
      22      30,323         (*)        (*)          (*)        797        797        50,797       10,739       10,739       60,739
      23      32,626         (*)        (*)          (*)        (*)        (*)           (*)       10,605       10,605       60,605
      24      35,045         (*)        (*)          (*)        (*)        (*)           (*)       10,261       10,261       60,261
      25      37,585         (*)        (*)          (*)        (*)        (*)           (*)        9,665        9,665       59,665
      26      40,252         (*)        (*)          (*)        (*)        (*)           (*)        8,762        8,762       58,762
      27      43,052         (*)        (*)          (*)        (*)        (*)           (*)        7,486        7,486       57,486
      28      45,992         (*)        (*)          (*)        (*)        (*)           (*)        5,752        5,752       55,752
      29      49,079         (*)        (*)          (*)        (*)        (*)           (*)        3,471        3,471       53,471
      30      52,321         (*)        (*)          (*)        (*)        (*)           (*)          547          547       50,547

ASSUMPTIONS:

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                             DEATH BENEFIT OPTION 1
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                 CURRENT VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                           -----------------------            -----------------------            -----------------------

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1       1,260         491          0       50,000        538          0        50,000          585            0       50,000
       2       2,583       1,191        498       50,000      1,323        630        50,000        1,461          768       50,000
       3       3,972       1,854      1,230       50,000      2,116      1,492        50,000        2,400        1,777       50,000
       4       5,431       2,476      1,921       50,000      2,913      2,358        50,000        3,406        2,852       50,000
       5       6,962       3,050      2,565       50,000      3,706      3,221        50,000        4,478        3,993       50,000
       6       8,570       3,577      3,161       50,000      4,499      4,083        50,000        5,626        5,211       50,000
       7      10,259       4,051      3,704       50,000      5,281      4,935        50,000        6,852        6,505       50,000
       8      12,032       4,462      4,185       50,000      6,046      5,769        50,000        8,157        7,880       50,000
       9      13,893       4,812      4,604       50,000      6,795      6,587        50,000        9,554        9,346       50,000
      10      15,848       5,093      5,093       50,000      7,519      7,519        50,000       11,050       11,050       50,000
      11      17,901       5,302      5,302       50,000      8,214      8,214        50,000       12,655       12,655       50,000
      12      20,056       5,429      5,429       50,000      8,873      8,873        50,000       14,381       14,381       50,000
      13      22,318       5,466      5,466       50,000      9,487      9,487        50,000       16,241       16,241       50,000
      14      24,694       5,401      5,401       50,000     10,044     10,044        50,000       18,252       18,252       50,000
      15      27,189       5,233      5,233       50,000     10,545     10,545        50,000       20,442       20,442       50,000
      16      29,808       4,951      4,951       50,000     10,977     10,977        50,000       22,837       22,837       50,000
      17      32,559       4,524      4,524       50,000     11,315     11,315        50,000       25,462       25,462       50,000
      18      35,447       3,949      3,949       50,000     11,554     11,554        50,000       28,453       28,453       50,000
      19      38,479       3,206      3,206       50,000     11,678     11,678        50,000       31,797       31,797       50,000
      20      41,663       2,277      2,277       50,000     11,668     11,668        50,000       35,567       35,567       50,000
      21      45,006       1,127      1,127       50,000     11,494     11,494        50,000       39,851       39,851       50,000
      22      48,517         (*)        (*)          (*)     11,120     11,120        50,000       44,760       44,760       50,000
      23      52,202         (*)        (*)          (*)     10,503     10,503        50,000       50,403       50,403       52,923
      24      56,073         (*)        (*)          (*)      9,597      9,597        50,000       56,622       56,622       59,453
      25      60,136         (*)        (*)          (*)      8,337      8,337        50,000       63,445       63,445       66,617
      26      64,403         (*)        (*)          (*)      6,647      6,647        50,000       70,925       70,925       74,471
      27      68,883         (*)        (*)          (*)      4,428      4,428        50,000       79,119       79,119       83,075
      28      73,587         (*)        (*)          (*)      1,557      1,557        50,000       88,092       88,092       92,497
      29      78,527         (*)        (*)          (*)        (*)        (*)           (*)       97,909       97,909      102,805
      30      83,713         (*)        (*)          (*)        (*)        (*)           (*)      108,641      108,641      114,074

ASSUMPTIONS:

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.




                             DEATH BENEFIT OPTION 1
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                GUARANTEED VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                           -----------------------            -----------------------            -----------------------

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1       1,260         286          0       50,000        327          0        50,000          368            0       50,000
       2       2,583         727         34       50,000        832        139        50,000          942          249       50,000
       3       3,972       1,107        484       50,000      1,305        681        50,000        1,522          898       50,000
       4       5,431       1,424        870       50,000      1,741      1,186        50,000        2,103        1,548       50,000
       5       6,962       1,669      1,184       50,000      2,129      1,644        50,000        2,678        2,193       50,000
       6       8,570       1,836      1,421       50,000      2,460      2,044        50,000        3,239        2,824       50,000
       7      10,259       1,917      1,571       50,000      2,723      2,377        50,000        3,780        3,433       50,000
       8      12,032       1,898      1,621       50,000      2,901      2,624        50,000        4,284        4,007       50,000
       9      13,893       1,765      1,557       50,000      2,976      2,768        50,000        4,736        4,528       50,000
      10      15,848       1,504      1,504       50,000      2,928      2,928        50,000        5,120        5,120       50,000
      11      17,901       1,100      1,100       50,000      2,737      2,737        50,000        5,416        5,416       50,000
      12      20,056         537        537       50,000      2,377      2,377        50,000        5,602        5,602       50,000
      13      22,318         (*)        (*)          (*)      1,824      1,824        50,000        5,655        5,655       50,000
      14      24,694         (*)        (*)          (*)      1,041      1,041        50,000        5,540        5,540       50,000
      15      27,189         (*)        (*)          (*)        (*)        (*)           (*)        5,215        5,215       50,000
      16      29,808         (*)        (*)          (*)        (*)        (*)           (*)        4,617        4,617       50,000
      17      32,559         (*)        (*)          (*)        (*)        (*)           (*)        3,664        3,664       50,000
      18      35,447         (*)        (*)          (*)        (*)        (*)           (*)        2,246        2,246       50,000
      19      38,479         (*)        (*)          (*)        (*)        (*)           (*)          219          219       50,000

ASSUMPTIONS:

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                             DEATH BENEFIT OPTION 2
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                 CURRENT VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                           -----------------------            -----------------------            -----------------------
            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1       1,260         486          0       50,486        532          0        50,532          579            0       50,579
       2       2,583       1,176        483       51,176      1,306        613        51,306        1,443          750       51,443
       3       3,972       1,823      1,199       51,823      2,080      1,457        52,080        2,360        1,736       52,360
       4       5,431       2,423      1,868       52,423      2,849      2,295        52,849        3,331        2,777       53,331
       5       6,962       2,967      2,482       52,967      3,603      3,118        53,603        4,351        3,866       54,351
       6       8,570       3,456      3,040       53,456      4,342      3,926        54,342        5,426        5,010       55,426
       7      10,259       3,883      3,536       53,883      5,055      4,709        55,055        6,551        6,204       56,551
       8      12,032       4,236      3,959       54,236      5,730      5,453        55,730        7,718        7,441       57,718
       9      13,893       4,518      4,310       54,518      6,366      6,158        56,366        8,933        8,725       58,933
      10      15,848       4,719      4,719       54,719      6,950      6,950        56,950       10,190       10,190       60,190
      11      17,901       4,836      4,836       54,836      7,474      7,474        57,474       11,485       11,485       61,485
      12      20,056       4,860      4,860       54,860      7,926      7,926        57,926       12,814       12,814       62,814
      13      22,318       4,780      4,780       54,781      8,290      8,290        58,290       14,167       14,167       64,167
      14      24,694       4,588      4,588       54,588      8,551      8,551        58,551       15,533       15,533       65,533
      15      27,189       4,284      4,284       54,284      8,705      8,705        58,705       16,914       16,914       66,914
      16      29,808       3,859      3,859       53,859      8,734      8,734        58,734       18,298       18,298       68,298
      17      32,559       3,285      3,285       53,285      8,603      8,603        58,603       19,655       19,655       69,655
      18      35,447       2,565      2,565       52,565      8,305      8,305        58,305       20,982       20,982       70,982
      19      38,479       1,689      1,689       51,689      7,820      7,820        57,820       22,261       22,261       72,261
      20      41,663         647        647       50,647      7,129      7,129        57,129       23,476       23,476       73,476
      21      45,006         (*)        (*)          (*)      6,198      6,198        56,198       24,594       24,594       74,594
      22      48,517         (*)        (*)          (*)      4,990      4,990        54,990       25,580       25,580       75,580
      23      52,202         (*)        (*)          (*)      3,470      3,470        53,470       26,476       26,476       76,476
      24      56,073         (*)        (*)          (*)      1,605      1,605        51,605       27,172       27,172       77,172
      25      60,136         (*)        (*)          (*)        (*)        (*)           (*)       27,623       27,623       77,623
      26      64,403         (*)        (*)          (*)        (*)        (*)           (*)       27,775       27,775       77,775
      27      68,883         (*)        (*)          (*)        (*)        (*)           (*)       27,570       27,570       77,570
      28      73,587         (*)        (*)          (*)        (*)        (*)           (*)       26,951       26,951       76,951
      29      78,527         (*)        (*)          (*)        (*)        (*)           (*)       25,840       25,840       75,840
      30      83,713         (*)        (*)          (*)        (*)        (*)           (*)       24,147       24,147       74,147

ASSUMPTIONS:

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                             DEATH BENEFIT OPTION 2
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                GUARANTEED VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                           -----------------------            -----------------------            -----------------------

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1       1,260         279          0       50,279        319          0        50,319          359            0       50,359
       2       2,583         706         13       50,706        809        116        50,809          917          224       50,917
       3       3,972       1,068        444       51,068      1,259        636        51,259        1,470          846       51,470
       4       5,431       1,359        805       51,359      1,662      1,108        51,662        2,009        1,454       52,009
       5       6,962       1,572      1,087       51,572      2,006      1,521        52,006        2,525        2,040       52,525
       6       8,570       1,700      1,285       51,700      2,281      1,865        52,281        3,006        2,590       53,006
       7      10,259       1,736      1,390       51,736      2,474      2,128        52,474        3,440        3,093       53,440
       8      12,032       1,667      1,390       51,667      2,568      2,290        52,568        3,806        3,529       53,806
       9      13,893       1,481      1,273       51,481      2,543      2,335        52,543        4,083        3,875       54,083
      10      15,848       1,167      1,167       51,167      2,381      2,381        52,381        4,247        4,247       54,247
      11      17,901         713        713       50,713      2,063      2,063        52,063        4,274        4,274       54,274
      12      20,056         110        110       50,110      1,570      1,570        51,570        4,137        4,137       54,137
      13      22,318         (*)        (*)          (*)        882        882        50,882        3,807        3,807       53,807
      14      24,694         (*)        (*)          (*)        (*)        (*)           (*)        3,247        3,247       53,247
      15      27,189         (*)        (*)          (*)        (*)        (*)           (*)        2,415        2,415       52,415
      16      29,808         (*)        (*)          (*)        (*)        (*)           (*)        1,252        1,252       51,252

ASSUMPTIONS:

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                 CURRENT VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                           -----------------------            -----------------------            -----------------------

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1       1,575         797          0      100,000        861          0       100,000          926           28      100,000
       2       3,229       1,797        899      100,000      1,982      1,085       100,000        2,176        1,278      100,000
       3       4,965       2,759      1,951      100,000      3,129      2,322       100,000        3,531        2,723      100,000
       4       6,788       3,685      2,967      100,000      4,305      3,587       100,000        5,004        4,286      100,000
       5       8,703       4,575      3,947      100,000      5,511      4,883       100,000        6,606        5,978      100,000
       6      10,713       5,432      4,894      100,000      6,749      6,211       100,000        8,354        7,816      100,000
       7      12,824       6,245      5,796      100,000      8,011      7,562       100,000       10,252        9,803      100,000
       8      15,040       7,003      6,644      100,000      9,287      8,928       100,000       12,305       11,946      100,000
       9      17,367       7,709      7,440      100,000     10,579     10,310       100,000       14,533       14,263      100,000
      10      19,810       8,354      8,354      100,000     11,880     11,880       100,000       16,945       16,945      100,000
      11      22,376       8,950      8,950      100,000     13,202     13,202       100,000       19,576       19,576      100,000
      12      25,069       9,506      9,506      100,000     14,554     14,554       100,000       22,459       22,459      100,000
      13      27,898      10,024     10,024      100,000     15,941     15,941       100,000       25,623       25,623      100,000
      14      30,868      10,486     10,486      100,000     17,347     17,347       100,000       29,174       29,174      100,000
      15      33,986      10,874     10,874      100,000     18,757     18,757       100,000       33,066       33,066      100,000
      16      37,261      11,193     11,193      100,000     20,176     20,176       100,000       37,346       37,346      100,000
      17      40,699      11,437     11,437      100,000     21,602     21,602       100,000       42,060       42,060      100,000
      18      44,309      11,592     11,592      100,000     23,021     23,021       100,000       47,257       47,257      100,000
      19      48,099      11,651     11,651      100,000     24,432     24,432       100,000       52,999       52,999      100,000
      20      52,079      11,621     11,621      100,000     25,841     25,841       100,000       59,365       59,365      100,000
      21      56,258      11,488     11,488      100,000     27,323     27,323       100,000       66,436       66,436      100,000
      22      60,646      11,223     11,223      100,000     28,782     28,782       100,000       74,305       74,305      100,000
      23      65,253      10,817     10,817      100,000     30,214     30,214       100,000       83,092       83,092      100,000
      24      70,091      10,243     10,243      100,000     31,602     31,602       100,000       92,865       92,865      108,653
      25      75,170       9,490      9,490      100,000     32,941     32,941       100,000      103,604      103,604      120,181
      26      80,504       8,545      8,545      100,000     34,228     34,228       100,000      115,401      115,401      132,711
      27      86,104       7,368      7,368      100,000     35,438     35,438       100,000      128,390      128,390      145,081
      28      91,984       5,942      5,942      100,000     36,565     36,565       100,000      142,708      142,708      158,406
      29      98,158       4,239      4,239      100,000     37,598     37,598       100,000      158,508      158,508      172,774
      30     104,641       2,209      2,209      100,000     38,510     38,510       100,000      175,964      175,964      188,282

ASSUMPTIONS:

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                GUARANTEED VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                           -----------------------            -----------------------            -----------------------

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1       1,575         749          0      100,000        812          0       100,000          875            0      100,000
       2       3,229       1,669        771      100,000      1,847        950       100,000        2,034        1,137      100,000
       3       4,965       2,546      1,739      100,000      2,900      2,092       100,000        3,283        2,475      100,000
       4       6,788       3,380      2,662      100,000      3,967      3,249       100,000        4,629        3,911      100,000
       5       8,703       4,169      3,540      100,000      5,048      4,420       100,000        6,081        5,453      100,000
       6      10,713       4,908      4,369      100,000      6,140      5,601       100,000        7,645        7,107      100,000
       7      12,824       5,594      5,145      100,000      7,237      6,788       100,000        9,330        8,881      100,000
       8      15,040       6,221      5,862      100,000      8,335      7,976       100,000       11,142       10,783      100,000
       9      17,367       6,783      6,514      100,000      9,428      9,159       100,000       13,091       12,822      100,000
      10      19,810       7,276      7,276      100,000     10,510     10,510       100,000       15,187       15,187      100,000
      11      22,376       7,692      7,692      100,000     11,574     11,574       100,000       17,442       17,442      100,000
      12      25,069       8,028      8,028      100,000     12,616     12,616       100,000       19,871       19,871      100,000
      13      27,898       8,279      8,279      100,000     13,631     13,631       100,000       22,494       22,494      100,000
      14      30,868       8,438      8,438      100,000     14,611     14,611       100,000       25,328       25,328      100,000
      15      33,986       8,495      8,495      100,000     15,546     15,546       100,000       28,480       28,480      100,000
      16      37,261       8,438      8,438      100,000     16,424     16,424       100,000       31,909       31,909      100,000
      17      40,699       8,254      8,254      100,000     17,232     17,232       100,000       35,646       35,646      100,000
      18      44,309       7,925      7,925      100,000     17,950     17,950       100,000       39,725       39,725      100,000
      19      48,099       7,429      7,429      100,000     18,557     18,557       100,000       44,188       44,188      100,000
      20      52,079       6,745      6,745      100,000     19,032     19,032       100,000       49,088       49,088      100,000
      21      56,258       5,853      5,853      100,000     19,352     19,352       100,000       54,492       54,492      100,000
      22      60,646       4,728      4,728      100,000     19,493     19,493       100,000       60,481       60,481      100,000
      23      65,253       3,349      3,349      100,000     19,429     19,429       100,000       67,156       67,156      100,000
      24      70,091       1,681      1,681      100,000     19,126     19,126       100,000       74,640       74,640      100,000
      25      75,170         (*)        (*)          (*)     18,539     18,539       100,000       83,081       83,081      100,000
      26      80,504         (*)        (*)          (*)     17,606     17,606       100,000       92,592       92,592      106,481
      27      86,104         (*)        (*)          (*)     16,247     16,247       100,000      103,074      103,074      116,473
      28      91,984         (*)        (*)          (*)     14,359     14,359       100,000      114,612      114,612      127,219
      29      98,158         (*)        (*)          (*)     11,816     11,816       100,000      127,334      127,334      138,794
      30     104,641         (*)        (*)          (*)      8,476      8,476       100,000      141,392      141,392      151,290

ASSUMPTIONS:

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                 CURRENT VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                           -----------------------            -----------------------            -----------------------
            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1       1,575         794          0      100,794        858          0       100,858          922           25      100,922
       2       3,229       1,787        890      101,787      1,972      1,074       101,972        2,164        1,267      102,164
       3       4,965       2,739      1,931      102,739      3,107      2,299       103,107        3,505        2,698      103,505
       4       6,788       3,651      2,933      103,651      4,265      3,547       104,265        4,956        4,238      104,956
       5       8,703       4,524      3,895      104,524      5,446      4,818       105,446        6,527        5,899      106,527
       6      10,713       5,358      4,819      105,358      6,653      6,115       106,653        8,232        7,693      108,232
       7      12,824       6,142      5,694      106,143      7,874      7,425       107,874       10,069        9,621      110,069
       8      15,040       6,867      6,508      106,867      9,097      8,738       109,097       12,042       11,683      112,042
       9      17,367       7,532      7,262      107,532     10,322     10,053       110,322       14,162       13,893      114,162
      10      19,810       8,127      8,127      108,127     11,538     11,538       111,538       16,434       16,434      116,434
      11      22,376       8,667      8,667      108,667     12,759     12,759       112,759       18,885       18,885      118,885
      12      25,069       9,161      9,161      109,161     13,991     13,991       113,991       21,543       21,543      121,543
      13      27,898       9,610      9,610      109,610     15,237     15,237       115,237       24,428       24,428      124,428
      14      30,868       9,994      9,994      109,994     16,476     16,476       116,476       27,542       27,542      127,542
      15      33,986      10,294     10,294      110,294     17,686     17,686       117,686       30,979       30,979      130,979
      16      37,261      10,515     10,515      110,515     18,870     18,870       118,870       34,693       34,693      134,693
      17      40,699      10,650     10,650      110,650     20,017     20,017       120,017       38,703       38,703      138,703
      18      44,309      10,683     10,683      110,683     21,109     21,109       121,109       43,021       43,021      143,021
      19      48,099      10,609     10,609      110,609     22,137     22,137       122,137       47,673       47,673      147,673
      20      52,079      10,435     10,435      110,435     23,102     23,102       123,102       52,698       52,698      152,698
      21      56,258      10,147     10,147      110,147     23,985     23,985       123,985       58,118       58,118      158,118
      22      60,646       9,715      9,715      109,715     24,751     24,751       124,751       63,938       63,938      163,938
      23      65,253       9,131      9,131      109,131     25,385     25,385       125,385       70,192       70,192      170,192
      24      70,091       8,369      8,369      108,369     25,930     25,930       125,930       76,891       76,891      176,891
      25      75,170       7,423      7,423      107,423     26,294     26,294       126,294       84,071       84,071      184,071
      26      80,504       6,286      6,286      106,286     26,460     26,460       126,460       91,774       91,774      191,774
      27      86,104       4,923      4,923      104,923     26,379     26,379       126,379      100,010      100,010      200,010
      28      91,984       3,329      3,329      103,329     26,030     26,030       126,030      108,826      108,826      208,826
      29      98,158       1,489      1,489      101,489     25,383     25,383       125,383      118,261      118,261      218,261
      30     104,641         (*)        (*)          (*)     24,382     24,382       124,382      128,338      128,338      228,338

ASSUMPTIONS:

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                GUARANTEED VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                           -----------------------            -----------------------            -----------------------
            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1       1,575         746          0      100,746        808          0       100,808          871            0      100,871
       2       3,229       1,658        761      101,658      1,836        938       101,836        2,021        1,123      102,021
       3       4,965       2,525      1,717      102,525      2,874      2,067       102,874        3,254        2,447      103,254
       4       6,788       3,343      2,625      103,343      3,922      3,204       103,922        4,576        3,858      104,576
       5       8,703       4,111      3,483      104,111      4,976      4,348       104,976        5,992        5,364      105,992
       6      10,713       4,824      4,286      104,824      6,032      5,493       106,032        7,507        6,968      107,507
       7      12,824       5,478      5,030      105,478      7,082      6,633       107,082        9,123        8,675      109,123
       8      15,040       6,067      5,708      106,067      8,120      7,761       108,120       10,844       10,485      110,844
       9      17,367       6,584      6,314      106,584      9,138      8,869       109,138       12,672       12,403      112,672
      10      19,810       7,022      7,022      107,022     10,126     10,126       110,126       14,610       14,610      114,610
      11      22,376       7,376      7,376      107,376     11,076     11,076       111,076       16,659       16,659      116,659
      12      25,069       7,640      7,640      107,640     11,978     11,978       111,978       18,825       18,825      118,825
      13      27,898       7,810      7,810      107,810     12,825     12,825       112,825       21,113       21,113      121,113
      14      30,868       7,878      7,878      107,878     13,606     13,606       113,606       23,525       23,525      123,525
      15      33,986       7,834      7,834      107,834     14,303     14,303       114,303       26,060       26,060      126,060
      16      37,261       7,667      7,667      107,667     14,901     14,901       114,901       28,805       28,805      128,805
      17      40,699       7,364      7,364      107,364     15,381     15,381       115,381       31,685       31,685      131,685
      18      44,309       6,906      6,906      106,906     15,716     15,716       115,716       34,694       34,694      134,694
      19      48,099       6,276      6,276      106,276     15,878     15,878       115,878       37,820       37,820      137,820
      20      52,079       5,455      5,455      105,455     15,838     15,838       115,838       41,055       41,055      141,055
      21      56,258       4,427      4,427      104,427     15,569     15,569       115,569       44,389       44,389      144,389
      22      60,646       3,178      3,178      103,178     15,040     15,040       115,040       47,812       47,812      147,812
      23      65,253       1,694      1,694      101,694     14,224     14,224       114,224       51,314       51,314      151,314
      24      70,091         (*)        (*)          (*)     13,085     13,085       113,085       54,880       54,880      154,880
      25      75,170         (*)        (*)          (*)     11,577     11,577       111,577       58,481       58,481      158,481
      26      80,504         (*)        (*)          (*)      9,641      9,641       109,641       62,078       62,078      162,078
      27      86,104         (*)        (*)          (*)      7,207      7,207       107,207       65,615       65,615      165,615
      28      91,984         (*)        (*)          (*)      4,188      4,188       104,188       69,017       69,017      169,017
      29      98,158         (*)        (*)          (*)        493        493       100,493       72,201       72,201      172,201
      30     104,641         (*)        (*)          (*)        (*)        (*)           (*)       75,085       75,085      175,085

ASSUMPTIONS:

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                 CURRENT VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                           -----------------------            -----------------------            -----------------------
            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1       2,625       1,382        220      100,000      1,491        329       100,000        1,601          438      100,000
       2       5,381       2,951      1,789      100,000      3,263      2,101       100,000        3,589        2,427      100,000
       3       8,275       4,469      3,423      100,000      5,086      4,040       100,000        5,756        4,710      100,000
       4      11,314       5,918      4,988      100,000      6,943      6,013       100,000        8,101        7,171      100,000
       5      14,505       7,280      6,466      100,000      8,819      8,005       100,000       10,628        9,814      100,000
       6      17,855       8,562      7,864      100,000     10,721     10,023       100,000       13,362       12,665      100,000
       7      21,373       9,759      9,178      100,000     12,645     12,064       100,000       16,325       15,744      100,000
       8      25,066      10,858     10,393      100,000     14,581     14,116       100,000       19,532       19,067      100,000
       9      28,945      11,857     11,508      100,000     16,527     16,179       100,000       23,010       22,662      100,000
      10      33,017      12,762     12,762      100,000     18,493     18,493       100,000       26,804       26,804      100,000
      11      37,293      13,561     13,561      100,000     20,471     20,471       100,000       31,040       31,040      100,000
      12      41,782      14,230     14,230      100,000     22,440     22,440       100,000       35,676       35,676      100,000
      13      46,497      14,763     14,763      100,000     24,398     24,398       100,000       40,770       40,770      100,000
      14      51,446      15,137     15,137      100,000     26,328     26,328       100,000       46,378       46,378      100,000
      15      56,644      15,344     15,344      100,000     28,318     28,318       100,000       52,582       52,582      100,000
      16      62,101      15,377     15,377      100,000     30,290     30,290       100,000       59,479       59,479      100,000
      17      67,831      15,203     15,203      100,000     32,225     32,225       100,000       67,176       67,176      100,000
      18      73,848      14,811     14,811      100,000     34,123     34,123       100,000       75,815       75,815      100,000
      19      80,165      14,181     14,181      100,000     35,979     35,979       100,000       85,569       85,569      100,000
      20      86,798      13,272     13,272      100,000     37,776     37,776       100,000       96,629       96,629      103,394
      21      93,763      12,050     12,050      100,000     39,503     39,503       100,000      108,943      108,943      114,391
      22     101,076      10,431     10,431      100,000     41,118     41,118       100,000      122,479      122,479      128,603
      23     108,755       8,349      8,349      100,000     42,598     42,598       100,000      137,350      137,350      144,218
      24     116,818       5,727      5,727      100,000     43,917     43,917       100,000      153,681      153,681      161,365
      25     125,284       2,462      2,462      100,000     45,041     45,041       100,000      171,604      171,604      180,184
      26     134,173         (*)        (*)          (*)     45,933     45,933       100,000      191,264      191,264      200,827
      27     143,506         (*)        (*)          (*)     46,558     46,558       100,000      212,815      212,815      223,456
      28     153,307         (*)        (*)          (*)     46,858     46,858       100,000      236,426      236,426      248,247
      29     163,597         (*)        (*)          (*)     46,761     46,761       100,000      262,272      262,272      275,385
      30     174,402         (*)        (*)          (*)     46,158     46,158       100,000      290,539      290,539      305,066

ASSUMPTIONS:

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                GUARANTEED VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                           -----------------------            -----------------------            -----------------------
            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1       2,625       1,209         46      100,000      1,312        150       100,000        1,417          254      100,000
       2       5,381       2,533      1,371      100,000      2,822      1,659       100,000        3,124        1,961      100,000
       3       8,275       3,760      2,714      100,000      4,320      3,273       100,000        4,929        3,883      100,000
       4      11,314       4,884      3,954      100,000      5,799      4,869       100,000        6,837        5,907      100,000
       5      14,505       5,896      5,082      100,000      7,250      6,436       100,000        8,850        8,037      100,000
       6      17,855       6,786      6,089      100,000      8,662      7,964       100,000       10,975       10,277      100,000
       7      21,373       7,545      6,964      100,000     10,023      9,441       100,000       13,214       12,633      100,000
       8      25,066       8,155      7,690      100,000     11,315     10,850       100,000       15,570       15,105      100,000
       9      28,945       8,599      8,250      100,000     12,518     12,170       100,000       18,046       17,697      100,000
      10      33,017       8,861      8,861      100,000     13,615     13,615       100,000       20,647       20,647      100,000
      11      37,293       8,922      8,922      100,000     14,585     14,585       100,000       23,385       23,385      100,000
      12      41,782       8,766      8,766      100,000     15,408     15,408       100,000       26,275       26,275      100,000
      13      46,497       8,374      8,374      100,000     16,064     16,064       100,000       29,428       29,428      100,000
      14      51,446       7,720      7,720      100,000     16,523     16,523       100,000       32,799       32,799      100,000
      15      56,644       6,769      6,769      100,000     16,748     16,748       100,000       36,416       36,416      100,000
      16      62,101       5,470      5,470      100,000     16,687     16,687       100,000       40,311       40,311      100,000
      17      67,831       3,759      3,759      100,000     16,270     16,270       100,000       44,522       44,522      100,000
      18      73,848       1,548      1,548      100,000     15,408     15,408       100,000       49,097       49,097      100,000
      19      80,165         (*)        (*)          (*)     13,996     13,996       100,000       54,107       54,107      100,000
      20      86,798         (*)        (*)          (*)     11,915     11,915       100,000       59,652       59,652      100,000
      21      93,763         (*)        (*)          (*)      9,029      9,029       100,000       65,879       65,879      100,000
      22     101,076         (*)        (*)          (*)      5,171      5,171       100,000       72,980       72,980      100,000
      23     108,755         (*)        (*)          (*)        139        139       100,000       81,212       81,212      100,000
      24     116,818         (*)        (*)          (*)        (*)        (*)           (*)       90,917       90,917      100,000
      25     125,284         (*)        (*)          (*)        (*)        (*)           (*)      102,302      102,302      107,417
      26     134,173         (*)        (*)          (*)        (*)        (*)           (*)      114,787      114,787      120,527
      27     143,506         (*)        (*)          (*)        (*)        (*)           (*)      128,427      128,427      134,848
      28     153,307         (*)        (*)          (*)        (*)        (*)           (*)      143,307      143,307      150,472
      29     163,597         (*)        (*)          (*)        (*)        (*)           (*)      159,518      159,518      167,494
      30     174,402         (*)        (*)          (*)        (*)        (*)           (*)      177,155      177,155      186,012

ASSUMPTIONS:

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                 CURRENT VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                           -----------------------            -----------------------            -----------------------
            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1       2,625       1,370        208      101,370      1,479        316       101,479        1,587          425      101,587
       2       5,381       2,917      1,754      102,917      3,225      2,063       103,225        3,547        2,385      103,547
       3       8,275       4,400      3,354      104,400      5,007      3,961       105,007        5,665        4,619      105,665
       4      11,314       5,800      4,870      105,800      6,803      5,873       106,803        7,935        7,005      107,935
       5      14,505       7,098      6,285      107,098      8,594      7,780       108,594       10,350        9,536      110,350
       6      17,855       8,300      7,602      108,300     10,382      9,684       110,382       12,928       12,230      112,928
       7      21,373       9,397      8,816      109,397     12,159     11,578       112,159       15,677       15,095      115,677
       8      25,066      10,376      9,911      110,376     13,906     13,441       113,906       18,594       18,129      118,594
       9      28,945      11,231     10,882      111,231     15,616     15,267       115,616       21,691       21,342      121,691
      10      33,017      11,969     11,969      111,969     17,291     17,291       117,291       24,990       24,990      124,990
      11      37,293      12,577     12,577      112,577     18,914     18,914       118,914       28,495       28,495      128,495
      12      41,782      13,025     13,025      113,025     20,450     20,450       120,450       32,290       32,290      132,290
      13      46,497      13,306     13,306      113,306     21,885     21,885       121,885       36,308       36,308      136,308
      14      51,446      13,393     13,393      113,393     23,185     23,185       123,185       40,541       40,541      140,541
      15      56,644      13,281     13,281      113,281     24,334     24,334       124,334       45,001       45,001      145,001
      16      62,101      12,964     12,964      112,964     25,316     25,316       125,316       49,701       49,701      149,701
      17      67,831      12,406     12,406      112,406     26,166     26,166       126,166       54,624       54,624      154,624
      18      73,848      11,602     11,602      111,602     26,790     26,790       126,790       59,784       59,784      159,784
      19      80,165      10,538     10,538      110,538     27,157     27,157       127,157       65,185       65,185      165,185
      20      86,798       9,180      9,180      109,180     27,217     27,217       127,217       70,812       70,812      170,812
      21      93,763       7,505      7,505      107,505     26,927     26,927       126,927       76,656       76,656      176,656
      22     101,076       5,441      5,441      105,441     26,191     26,191       126,191       82,659       82,659      182,659
      23     108,755       2,948      2,948      102,948     24,942     24,942       124,942       88,786       88,786      188,786
      24     116,818         (*)        (*)          (*)     23,031     23,031       123,031       95,002       95,002      195,002
      25     125,284         (*)        (*)          (*)     20,454     20,454       120,454      101,252      101,252      201,252
      26     134,173         (*)        (*)          (*)     17,130     17,130       117,130      107,488      107,488      207,488
      27     143,506         (*)        (*)          (*)     12,990     12,990       112,990      113,667      113,667      213,667
      28     153,307         (*)        (*)          (*)      7,935      7,935       107,935      119,717      119,717      219,717
      29     163,597         (*)        (*)          (*)      1,864      1,864       101,864      125,559      125,559      225,559
      30     174,402         (*)        (*)          (*)        (*)        (*)           (*)      131,068      131,068      231,068

ASSUMPTIONS:

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $5.00 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                GUARANTEED VALUES

                             0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                           -----------------------            -----------------------            -----------------------

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT
    ----       -----       -----      -----      -------      -----      -----       -------        -----        -----      -------
       1       2,625       1,194         31      101,194      1,297        134       101,297        1,400          238      101,400
       2       5,381       2,491      1,328      102,491      2,775      1,612       102,775        3,072        1,910      103,072
       3       8,275       3,676      2,630      103,676      4,222      3,176       104,222        4,817        3,771      104,817
       4      11,314       4,741      3,811      104,741      5,627      4,697       105,627        6,632        5,702      106,632
       5      14,505       5,676      4,862      105,676      6,975      6,161       106,975        8,510        7,696      108,510
       6      17,855       6,470      5,772      106,470      8,250      7,552       108,250       10,443        9,746      110,443
       7      21,373       7,111      6,530      107,111      9,435      8,853       109,435       12,423       11,842      112,423
       8      25,066       7,582      7,117      107,582     10,503     10,038       110,503       14,432       13,967      114,432
       9      28,945       7,862      7,514      107,862     11,429     11,080       111,429       16,449       16,100      116,449
      10      33,017       7,937      7,937      107,937     12,185     12,185       112,185       18,453       18,453      118,453
      11      37,293       7,789      7,789      107,789     12,744     12,744       112,744       20,423       20,423      120,423
      12      41,782       7,403      7,403      107,403     13,078     13,078       113,078       22,334       22,334      122,334
      13      46,497       6,767      6,767      106,767     13,159     13,159       113,159       24,164       24,164      124,164
      14      51,446       5,861      5,861      105,861     12,955     12,955       112,955       25,877       25,877      125,877
      15      56,644       4,660      4,660      104,660     12,420     12,420       112,420       27,517       27,517      127,517
      16      62,101       3,125      3,125      103,125     11,498     11,498       111,498       28,950       28,950      128,950
      17      67,831       1,213      1,213      101,213     10,119     10,119       110,119       30,098       30,098      130,098
      18      73,848         (*)        (*)          (*)      8,198      8,198       108,198       30,865       30,865      130,865
      19      80,165         (*)        (*)          (*)      5,647      5,647       105,647       31,141       31,141      131,141
      20      86,798         (*)        (*)          (*)      2,382      2,382       102,382       30,817       30,817      130,817
      21      93,763         (*)        (*)          (*)        (*)        (*)           (*)       29,784       29,784      129,784
      22     101,076         (*)        (*)          (*)        (*)        (*)           (*)       27,926       27,926      127,926
      23     108,755         (*)        (*)          (*)        (*)        (*)           (*)       25,120       25,120      125,120
      24     116,818         (*)        (*)          (*)        (*)        (*)           (*)       21,225       21,225      121,225
      25     125,284         (*)        (*)          (*)        (*)        (*)           (*)       15,999       15,999      115,999
      26     134,173         (*)        (*)          (*)        (*)        (*)           (*)        9,287        9,287      109,287
      27     143,506         (*)        (*)          (*)        (*)        (*)           (*)          812          812      100,812

ASSUMPTIONS:

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY ADMINISTRATIVE EXPENSE CHARGE OF $25 FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX 3


The following performance tables display historical investment results of the Underlying Mutual Fund sub-accounts of the Variable Account. This information may be useful in helping potential investors in deciding which Underlying Mutual Fund sub-accounts to choose and in assessing the competence of the Underlying Mutual Funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the Underlying Mutual Funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the Underlying Mutual Fund sub-accounts are not guaranteed and will fluctuate so that a Policy Owner's units, when redeemed, may be worth more or less than their original cost.




                               PERFORMANCE TABLES
                                  TOTAL RETURN
---------------------------------------------------------------------------------------------------------------
                                  ANNUAL PERCENTAGE
                                        CHANGE                     NON-ANNUALIZED PERCENTAGE CHANGE
---------------------------------------------------------------------------------------------------------------
                      Fund                                                                              Inception
                    Inception                          1 Mo. to  1 Yr. to  2 Yrs. to 3 Yrs. to 5 Yrs. to   to
                      Date*    1993     1994     1995  12/31/95  12/31/95  12/31/95  12/31/95  12/31/95 12/31/95
---------------------------------------------------------------------------------------------------------------
DREYFUS CORPORATION
Stock Index Fund      09/29/89  8.46     0.08    35.69     1.75    35.69    35.80     47.29   101.58    96.76
Socially Responsible  10/06/93  N/A*     0.69    33.49    -0.05    33.49    34.41     N/A*     N/A*     44.02
Growth Fund
---------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND &
VIP FUND II
Asset Manager         09/06/89 20.09    -6.84    16.03     2.47    16.03     8.09    29.80    75.15    86.45
Portfolio
High Income Portfolio 09/19/85 19.55    -2.33    19.65     1.11    19.65    16.86    39.70    128.83   187.88
Equity-Income         10/09/86 17.26     6.22    34.02     2.86    34.02    42.35    66.92    152.58   195.01
Portfolio
Overseas Portfolio    01/28/87 36.14     0.92      8.81    2.89     8.81     9.80    49.48    42.07    74.75
Growth Portfolio      10/09/86 18.42    -0.81     34.29   -3.18    34.29    33.20    57.73    146.91   232.96
Contrafund Portfolio  07/01/95  N/A*     N/A*     N/A*     0.38     N/A*     N/A*     N/A*     N/A*    38.52
---------------------------------------------------------------------------------------------------------------
NATIONWIDE SEPARATE
ACCOUNT TRUST
Money Market Fund     11/10/81  1.93     3.05     4.81     0.38     4.81     8.01    10.10    18.58    138.29
Government Bond Fund  11/08/82  8.64    -4.00     17.80    1.08    17.80    13.09    22.86    52.20    216.68
Total Return Fund     11/08/82 10.03     0.27     28.07    1.17    28.07    28.41    41.30    108.31   457.03
Small Company Fund    10/23/95  N/A*     N/A*     N/A*     4.39     N/A*     N/A*     N/A*     N/A*    14.21
Capital Appreciation  04/15/92  8.73    -1.69     28.33    2.93    28.33    26.16    37.18     N/A*    44.29
Fund
---------------------------------------------------------------------------------------------------------------
NEUBERGER & BERMAN
ADVISERS MANAGEMENT.
TRUST
Growth Portfolio      09/10/84  5.94    -5.74    30.68    -2.99    30.68    23.18    30.49    82.48    269.61
Limited Maturity Bond 09/10/84  5.78    -0.95    10.05     0.83    10.05     9.01    15.31    32.88    133.79
Portfolio
Partners Portfolio    03/22/94  N/A*     N/A*    35.39     1.31    35.39     N/A*     N/A*     N/A*    31.45
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE
ACCOUNT FUNDS
Multiple Strategies   02/09/87 15.02    -2.73    20.39     0.76    20.39    17.11    34.71    69.74    137.24
Fund
Bond Fund             04/30/85 12.14    -2.72    16.07     1.38    16.07    12.91    26.62    56.09    160.94
Global Securities     11/12/90 68.96    -6.47     1.43     1.22     1.43    -5.14    60.28    51.48    51.92
Fund
---------------------------------------------------------------------------------------------------------------
STRONG SPECIAL FUND   05/08/92 24.17     2.77    24.82     2.46    24.82    28.28    59.29     N/A*    84.09
II, INC.
---------------------------------------------------------------------------------------------------------------
STRONG VARIABLE
INSURANCE FUNDS, INC.
Strong Discovery      05/08/92 21.05    -6.14    34.18    -1.39    34.18    25.95    52.46     N/A*    65.15
Fund II, Inc.
Strong International  10/23/95  N/A*     N/A*     N/A*     3.06     N/A*     N/A*     N/A*     N/A*     2.46
Stock Fund, II
---------------------------------------------------------------------------------------------------------------
TCI PORTFOLIOS, INC.
TCI Growth            11/20/87  9.43    -1.95    30.06    -1.21    30.06    27.51    39.54    92.21    149.64
TCI Balanced          05/01/91  6.83    -0.19    20.16     0.92    20.16    19.93    28.13     N/A*    49.11
TCI International     05/01/94  N/A*     N/A*    11.32     3.43    11.32     N/A*     N/A*     N/A*     5.19
---------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE
INSURANCE TRUST
Worldwide Bond Fund   09/01/89  6.92    -2.10    16.37     0.84    16.37    13.92    21.80    34.43    49.03
Gold and Natural      09/01/89 63.52    -5.55    10.11     1.77    10.11     4.00    70.06    55.87    43.98
Resources Fund
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN AMERICAN
CAPITAL LIFE
INVESTMENT  TRUST
Real Estate           07/01/95  N/A*     N/A*     N/A*     5.02     N/A*     N/A*     N/A*     N/A*     7.92
Securities Fund
---------------------------------------------------------------------------------------------------------------
WARBURG PINCUS TRUST
International Equity  07-01-95  N/A*     N/A*     N/A*     2.32     N/A*     N/A*     N/A*     N/A*     6.88
Portfolio             07-01-95  N/A*     N/A*     N/A*     4.27     N/A*     N/A*     N/A*     N/A*    24.61
Small Company Growth
Portfolio
---------------------------------------------------------------------------------------------------------------


This table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.80% asset charge (and the deduction of applicable investment advisory fees and other expenses of the Underlying Mutual Funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

*The Underlying Mutual Fund Inception Date is the date the Underlying Mutual Fund first became effective, which is not necessarily the same date the Underlying Mutual Fund was first made available through the Variable Account. For those Underlying Mutual Funds which have not been offered as sub-accounts through the Variable Account for one of the quoted periods, the total return figures will show the investment performance such Underlying Mutual Funds would have achieved (reduced by the 0.80% asset charge and Fund investment advisory fees and expenses) had they been offered as sub-accounts through the Variable Account for the period quoted. Certain Underlying Mutual Funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

                   PERFORMANCE TABLES
                       TOTAL RETURN
                       (CONTINUED)

--------------------------------------------------
                         ANNUALIZED PERCENTAGE
                                 CHANGE
--------------------------------------------------
                      3 Yrs.   5 Yrs.   Inception
                      to       to       to
                      12/31/95 12/31/95 12/31/95
--------------------------------------------------
DREYFUS CORPORATION
Stock Index Fund        13.78   15.05    11.43
Socially Responsible   N/A*     N/A*     17.74
Growth Fund
--------------------------------------------------
FIDELITY VIP FUND &
VIP FUND II
Asset Manager            9.08   11.86    10.37
Portfolio
High Income Portfolio   11.79   18.01    10.83
Equity-Income           18.62   20.36    12.44
Portfolio
Overseas Portfolio      14.34    7.28     6.45
Growth Portfolio        16.40   19.81    13.93
Contrafund Portfolio   N/A*     N/A*     38.89
--------------------------------------------------
NATIONWIDE SEPARATE
ACCOUNT TRUST
Money Market Fund      3.26     3.47      6.33
Government Bond Fund   7.10     8.76      9.17
Total Return Fund      12.21   15.81     13.93
Capital Appreciation   11.11    N/A*     10.39
Fund
Small Company Fund     N/A*     N/A*    102.59
--------------------------------------------------
NEUBERGER & BERMAN
ADVISERS MANAGEMENT
TRUST
Growth Portfolio       9.28    12.78     12.26
Limited Maturity       4.86     5.85      7.80
Bond Portfolio
Partners Portfolio     N/A*     N/A*     16.67
--------------------------------------------------
OPPENHEIMER VARIABLE
ACCOUNT FUNDS
Multiple Strategies    10.44   11.16     10.21
Fund
Bond Fund               8.19    9.31      9.41
Global Securities      17.03    8.66      8.49
Fund
--------------------------------------------------
STRONG SPECIAL FUND    16.79    N/A*     18.22
II, INC.
--------------------------------------------------
STRONG VARIABLE
INSURANCE FUNDS, INC.
Strong Discovery       15.09    N/A*     14.75
Fund II, Inc.
Strong International   N/A*     N/A*     13.16
Stock Fund II
--------------------------------------------------
TCI PORTFOLIOS, INC.
TCI Growth             11.75   13.96     11.94
TCI Balanced           8.61     N/A*      8.94
TCI International      N/A*     N/A*      3.09
--------------------------------------------------
VAN ECK WORLDWIDE
INSURANCE TRUST
Worldwide Bond Fund     6.80    6.10      6.50
Gold and Natural       19.36    9.28      5.93
Resources Fund
--------------------------------------------------
VAN KAMPEN AMERICAN    N/A*     N/A*     16.76
CAPITAL LIFE
INVESTMENT TRUST
Real Estate
Securities Fund
--------------------------------------------------
WARBURG PINCUS TRUST   N/A*     N/A*     14.48
International Equity
Portfolio
Warburg Pincus         N/A*     N/A*     56.40
Small Company Growth
Portfolio
--------------------------------------------------


                               PERFORMANCE TABLES
                                   CASH VALUES

------------------------------------------------------------------------------------------------------
                              1 YR. TO 12/31/95    2 YRS. TO        3 YRS. TO         5 YRS. TO
                                                    12/31/95         12/31/95          12/31/95
------------------------------------------------------------------------------------------------------
                     Fund                Cash              Cash              Cash              Cash
                     Inception  Cash.    Surr.    Cash.    Surr.    Cash.    Surr.    Cash.    Surr.
                     Date**     Value    Value    Value    Value    Value    Value    Value    Value
------------------------------------------------------------------------------------------------------
DREYFUS CORPORATION
Stock Index Fund      09/29/89 11,064   6,258    22,019   17,213   33,917   29,592   62,751   59,387
Socially Responsible  10/06/93 10,861   6,055    21,728   16,922   N/A**    N/A**    N/A**    N/A**
Growth Fund
------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND &
VIP FUND II
Asset Manager         09/06/89 9,312    4,507    18,009   13,203   28,546   24,220   54,300   50,936
Portfolio
High Income Portfolio 09/19/85 9,669    4,863    19,102   14,297   30,479   26,154   63,123   59,758
Equity-Income         10/09/86 10,905   6,099    22,463   17,657   36,073   31,747   72,361   68,997
Portfolio
Overseas Portfolio    01/28/87 8,679    3,874    17,623   12,817   29,924   25,598   51,719   48,354
Growth Portfolio      10/09/86 10,978   6,172    21,673   16,868   34,515   30,190   68,392   65,028
Contrafund Portfolio  07/01/95 N/A**    N/A**    N/A**    N/A**    N/A**    N/A**    N/A**    N/A**
------------------------------------------------------------------------------------------------------
NATIONWIDE SEPARATE
ACCOUNT TRUST
Money Market Fund     11/10/81 8,359    3,553    17,111   12,305   25,944   21,619   44,316   40,951
Government Bond Fund  11/08/82 9,497    4,692    18,592   13,786   28,538   24,213   51,178   47,814
Total Return Fund     11/08/82 10,396   5,590    20,791   15,985   32,219   27,893   61,337   57,973
Capital Appreciation  04/15/92 10,374   5,568    20,543   15,738   31,559   27,234   N/A**    N/A**
Fund
Small Company Fund    10/23/95 N/A**    N/A**    N/A**    N/A**    N/A**    N/A**    N/A**    N/A**
------------------------------------------------------------------------------------------------------
NEUBERGER & BERMAN
ADVISERS MANAGEMENT
TRUST
Growth Portfolio      09/10/84 10,679   5,873    20,563   15,757   31,053   26,727   57,144   53,780
Limited Maturity      09/10/84 8,818    4,012    17,620   12,814   26,918   22,593   47,061   43,697
Bond Portfolio
Partners Portfolio    03/22/94 11,046   6,240    N/A**    N/A**    N/A**    N/A**    N/A**    N/A**
------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE
ACCOUNT FUNDS
Multiple Strategies   02/09/87 9,737    4,931    19,182   14,376   30,106   25,781   55,376   52,012
Fund
Bond Fund             04/30/85 9,344    4,538    18,449   13,643   28,719   24,394   51,907   48,543
Global Securities     11/12/90 8,063    3,257    15,745   10,939   28,987   24,662   52,774   49,410
Fund
------------------------------------------------------------------------------------------------------
STRONG SPECIAL FUND   05/08/92 10,086   5,280    20,503   15,697   33,514   29,189   N/A**    N/A**
II, INC.
------------------------------------------------------------------------------------------------------
STRONG VARIABLE
INSURANCE FUNDS
Discovery Fund II,    05/08/92 10,905   6,099    20,994   16,188   33,335   29,010   N/A**    N/A**
Inc.
INTERNATIONAL STOCK            N/A**    N/A**    N/A**    N/A**    N/A**    N/A**    N/A**    N/A**
FUND II
------------------------------------------------------------------------------------------------------
TCI PORTFOLIOS, INC.
TCI Growth            11/20/87 10,592   5,786    20,860   16,054   32,132   27,807   58,577   55,212
TCI Balanced          05/01/91 9,697    4,891    19,391   14,586   29,719   25,393   N/A**    N/A**
TCI International     05/01/94 8,882    4,076    N/A**    N/A**    N/A**    N/A**    N/A**    N/A**
------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE
INSURANCE TRUST
Worldwide Bond Fund   09/01/89 9,410    4,604    18,569   13,763   28,379   24,054   48,106   44,742
Gold and Natural      09/01/89 8,778    3,972    17,174   12,368   31,330   27,005   56,541   53,177
Resources Fund
------------------------------------------------------------------------------------------------------
VAN KAMPEN AMERICAN
CAPITAL LIFE
INVESTMENT TRUST
Real Estate           07/01/95 N/A**    N/A**    N/A**    N/A**    N/A**    N/A**    N/A**    N/A**
Securities Fund
------------------------------------------------------------------------------------------------------
WARBURG PINCUS TRUST
International Equity  07/01/95 N/A**    N/A**    N/A**    N/A**    N/A**    N/A**    N/A**    N/A**
Portfolio
Small Company Growth  07/01/95 N/A**    N/A**    N/A**    N/A**    N/A**    N/A**    N/A**    N/A**
Portfolio
------------------------------------------------------------------------------------------------------



This table shows the effect of the performance quoted on accumulated values and cash surrender values, based on a hypothetical annual premium of $10,000 for a 45 year-old male, non-tobacco preferred, with a level death benefit and an initial specified amount of $495,941 (based on a guideline-level premium of $10,000 issued on a preferred basis). The cash surrender value figures reflect the deduction of all applicable Policy Charges, including a deduction from each premium payment, a 0.80% asset charge, applicable cost of insurance charges, surrender charges, and a monthly administrative charge (and the deduction of applicable investment advisory fees and other expenses of the Underlying Mutual Funds). See the "Policy Charges" section for more information about these charges. The cost of insurance charges may be higher or lower for purchasers who do not meet the profile of the hypothetical purchaser. Illustrations reflecting a potential purchaser's specific characteristics are available from the Company upon request.

**The Underlying Mutual Fund Inception Date is the date the Underlying Mutual Fund first became effective, which is not necessarily the same date the Underlying Mutual Fund was first made available through the Variable Account. For those Underlying Mutual Funds which have not been offered as sub-accounts through the Variable Account for one of the quoted periods, the cash values will show the investment performance such Underlying Mutual Funds would have achieved (reduced by any applicable Variable Account and Policy Charges, and Underlying Mutual Fund investment advisory fees and expenses) had they been offered as sub-accounts through the Variable Account for the period quoted. Certain Underlying Mutual Funds are not as old as some of the periods quoted, therefore, the cash values may not be available for all of the periods shown.



                    PERFORMANCE TABLES
                       TOTAL RETURN
                         (CONTINUED)
--------------------------------------------------------------
                        10 YRS.           INCEPTION
                          TO                  TO
                       12/31/95           12/31/95
----------------------------------------------------------------
                                   Cash                 Cash
                         Cash      Surr.     Cash       Surr.
                         Value     Value     Value      Value
----------------------------------------------------------------
DREYFUS CORPORATION
Stock Index Fund        N/A**     N/A**     91,028     88,625
Socially Responsible    N/A**     N/A**     31,889     27,564
Growth Fund
-----------------------------------------------------------------
FIDELITY VIP FUND &
VIP FUND II
Asset Manager           N/A**     N/A**     80,088     77,685
Portfolio
High Income Portfolio  154,929   154,929    164,865   164,865
Equity-Income           N/A**     N/A**     161,923   161,923
Portfolio
Overseas Portfolio      N/A**     N/A**     104,094   102,652
Growth Portfolio        N/A**     N/A**     167,787   167,787
Contrafund Portfolio    N/A**     N/A**     11,338     6,532
----------------------------------------------------------------
NATIONWIDE SEPARATE
ACCOUNT TRUST
Money Market Fund      100,505   100,505    172,791   172,791
Government Bond Fund   128,018   128,018    208,810   208,810
Total Return Fund      156,633   156,633    288,921   288,921
Capital Appreciation    N/A**     N/A**     43,453     39,608
Fund
Small Company Fund      N/A**     N/A**     10,376     5,570
----------------------------------------------------------------
NEUBERGER & BERMAN
ADVISERS MANAGEMENT
TRUST
Growth Portfolio       151,379   151,379    185,663   185,663
Limited Maturity       111,407   111,407    140,389   140,389
Bond Portfolio
Partners Portfolio      N/A**     N/A**     21,218     16,412
----------------------------------------------------------------
OPPENHEIMER VARIABLE
ACCOUNT FUNDS
Multiple Strategies     N/A**     N/A**     118,953   117,511
Fund
Bond Fund              129,132   129,132    147,593   147,593
Global Securities       N/A**     N/A**     62,453     59,569
Fund
----------------------------------------------------------------
STRONG SPECIAL FUND     N/A**     N/A**     46,843     42,998
II, INC.
----------------------------------------------------------------
STRONG VARIABLE
INSURANCE FUNDS, INC.
Strong International    N/A**     N/A**     47,283     43,439
Stock Fund II
Strong Discovery        N/A**     N/A**      9,297     4,491
Fund II, Inc.
----------------------------------------------------------------
TCI PORTFOLIOS, INC.
TCI Growth              N/A**     N/A**     124,952   123,510
TCI Balanced            N/A**     N/A**     52,377     49,013
TCI International       N/A**     N/A**     17,759     12,954
----------------------------------------------------------------
VAN ECK WORLDWIDE
INSURANCE TRUST
Worldwide Bond Fund     N/A**     N/A**     69,739     67,336
Gold and Natural        N/A**     N/A**     74,424     72,021
Resources Fund
----------------------------------------------------------------
VAN KAMPEN AMERICAN
LIFE INVESTMENT TRUST
 Real Estate            N/A**     N/A**      9,404     4,598
Securities Fund
----------------------------------------------------------------
WARBURG PINCUS
TRUST                   N/A**     N/A**      9,322     4,516
International Equity
Portfolio
Small Company Growth
Portfolio               N/A**     N/A**     10,921     6,115
----------------------------------------------------------------

--------------------------------------------------------------------------------


                          Independent Auditors' Report

The Board of Directors and Contract Owners of
  Nationwide VLI Separate Account-2
  Nationwide Life Insurance Company:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 as of December 31, 1995, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-2 as of December 31, 1995, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1996


--------------------------------------------------------------------------------

================================================================================

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                               DECEMBER 31, 1995

ASSETS:
  Investments at market value:
    The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         62,614 shares (cost $1,038,589) ............................................      $  1,083,848
    Dreyfus Stock Index Fund (DryStkIx)
         271,861 shares (cost $4,342,422) ...........................................         4,676,009
    Fidelity VIP - Equity-Income Portfolio (FidEqInc)
         1,479,252 shares (cost $24,428,367) ........................................        28,505,182
    Fidelity VIP - Growth Portfolio (FidGro)
         1,134,365 shares (cost $33,508,734) ........................................        33,123,460
    Fidelity VIP - High Income Portfolio (FidHiInc)
         825,519 shares (cost $9,365,281) ...........................................         9,947,503
    Fidelity VIP - Overseas Portfolio (FidOSeas)
         676,060 shares (cost $10,850,506) ..........................................        11,526,815
    Fidelity VIP-II - Asset Manager Portfolio (FidAsMgr)
         1,172,533 shares (cost $16,833,524) ........................................        18,514,290
    Fidelity VIP-II - Contrafund Portfolio (FidContP)
         195,404 shares (cost $2,668,754) ...........................................         2,692,665
    Nationwide SAT - Capital Appreciation Fund (NWCapApp)
         212,307 shares (cost $2,582,301) ...........................................         2,861,899
    Nationwide SAT - Government Bond Fund (NWGvtBd)
         467,280 shares (cost $4,984,922) ...........................................         5,308,298
    Nationwide SAT - Money Market Fund (NWMyMkt)
         25,831,056 shares (cost $25,831,056) .......................................        25,831,056
    Nationwide SAT - Small Company Fund (NWSmCoFd)
         30,450 shares (cost $339,903) ..............................................           347,742
    Nationwide SAT - Total Return Fund (NWTotRet)
         1,926,298 shares (cost $20,615,292) ........................................        22,229,482
    Neuberger & Berman - Growth Portfolio (NBGro)
         351,272 shares (cost $8,083,142) ...........................................         9,083,899
    Neuberger & Berman - Limited Maturity Bond Portfolio (NBLtdMat)
         211,743 shares (cost $2,994,517) ...........................................         3,114,733
    Neuberger & Berman - Partners Portfolio (NBPart)
         216,170 shares (cost $2,643,081) ...........................................         2,859,928
    Oppenheimer - Bond Fund (OppBdFd)
         342,871 shares (cost $3,867,584) ...........................................         4,059,588
    Oppenheimer - Global Securities Fund (OppGlSec)
         397,052 shares (cost $5,971,306) ...........................................         5,955,777
    Oppenheimer - Multiple Strategies Fund (OppMult)
         349,048 shares (cost $4,730,069) ...........................................         5,078,650
    Strong VIP - Strong Discovery Fund II, Inc. (StDisc2)
         403,468 shares (cost $4,727,581) ...........................................         5,422,616
    Strong VIP - Strong International Stock Fund II, Inc. (StIntStk2)
         9,631 shares (cost $97,747) ................................................            98,431
    Strong VIP - Strong Special Fund II, Inc. (StSpec2)
         672,585 shares (cost $10,088,689) ..........................................        11,460,850
    TCI Portfolios - TCI Balanced (TCIBal)
         217,142 shares (cost $1,372,140) ...........................................         1,528,680
    TCI Portfolios - TCI Growth (TCIGro)
         868,667 shares (cost $8,887,302) ...........................................        10,476,124
    TCI Portfolios - TCI International (TCIInt)
         208,270 shares (cost $1,082,648) ...........................................         1,110,078
    Van Eck - Gold and Natural Resources Fund (VEGoldNR)
         244,680 shares (cost $3,489,920) ...........................................         3,528,286
    Van Eck - Worldwide Bond Fund (VEWrldBd)
         182,821 shares (cost $1,985,685) ...........................................         2,036,622
    Van Kampen American Capital - Real Estate Securities Fund (VKACRESec)
         28,825 shares (cost $299,720) ..............................................           309,583
    Warburg Pincus - International Equity Portfolio (WPIntEq)
         158,334 shares (cost $1,656,897) ...........................................         1,686,256
    Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)
         273,996 shares (cost $3,188,845) ...........................................         3,427,686
                                                                                           ------------
             Total assets ...........................................................       237,886,036

    ACCOUNTS PAYABLE ................................................................           816,393
                                                                                           ------------
    CONTRACT OWNERS' EQUITY .........................................................      $237,069,643
                                                                                           ============

Contract owners' equity represented by:

                                                                                           UNITS         UNIT VALUE
                                                                                         ---------       ----------
 Single Premium contracts issued prior to April 16, 1990:
   Fidelity VIP - Equity-Income Portfolio .......................................           13,681       $26.373971    $    360,822
   Fidelity VIP - Growth Portfolio ..............................................            9,046        30.259267         273,725
   Fidelity VIP - High Income Portfolio .........................................            3,417        21.685282          74,099
   Fidelity VIP - Overseas Portfolio ............................................            9,048        17.526172         158,577
   Fidelity VIP-II - Asset Manager Portfolio ....................................            1,075        18.081878          19,438
   Nationwide SAT - Government Bond Fund ........................................            2,984        19.357639          57,763
   Nationwide SAT - Money Market Fund ...........................................            9,556        14.287454         136,531
   Nationwide SAT - Total Return Fund ...........................................            1,195        22.138653          26,456
   Neuberger & Berman - Growth Portfolio ........................................            5,776        22.976381         132,712
   Neuberger & Berman - Limited Maturity Bond Portfolio .........................            4,610        15.906671          73,330
   Oppenheimer - Global Securities Fund .........................................            1,656        11.503363          19,050
   Strong VIP - Strong Special Fund II, Inc. ....................................              319        18.309087           5,841
   TCI Portfolios - TCI Growth ..................................................            8,480        25.381408         215,234
   Van Eck - Gold and Natural Resources Fund ....................................            4,617        12.839256          59,279
   Van Eck - Worldwide Bond Fund ................................................               23        14.458585             333
   Van Kampen American Capital - Real Estate Securities Fund ....................            4,203        10.784280          45,326

 Single Premium contracts issued on or after April 16, 1990:
   The Dreyfus Socially Responsible Growth Fund, Inc. ...........................           10,235        14.242220         145,769
   Dreyfus Stock Index Fund .....................................................           57,341        13.621789         781,087
   Fidelity VIP - Equity-Income Portfolio .......................................          508,482        21.648958      11,008,105
   Fidelity VIP - Growth Portfolio ..............................................          435,011        20.999607       9,135,060
   Fidelity VIP - High Income Portfolio .........................................          124,646        22.388295       2,790,611
   Fidelity VIP - Overseas Portfolio ............................................          299,548        12.667544       3,794,537
   Fidelity VIP-II - Asset Manager Portfolio ....................................          354,042        17.721708       6,274,229
   Fidelity VIP-II - Contrafund Portfolio .......................................           63,736        11.071965         705,683
   Nationwide SAT - Capital Appreciation Fund ...................................           16,446        14.444672         237,557
   Nationwide SAT - Government Bond Fund ........................................          221,416        16.104612       3,565,819
   Nationwide SAT - Money Market Fund ...........................................        1,202,213        12.028786      14,461,163
   Nationwide SAT - Small Company Fund ..........................................           18,120        11.410311         206,755
   Nationwide SAT - Total Return Fund ...........................................          136,950        19.154939       2,623,269
   Neuberger & Berman - Growth Portfolio ........................................          167,819        16.264834       2,729,548
   Neuberger & Berman - Limited Maturity Bond Portfolio .........................           80,410        13.684722       1,100,388
   Neuberger & Berman - Partners Portfolio ......................................           59,329        13.495873         800,697
   Oppenheimer - Bond Fund ......................................................           91,827        16.056725       1,474,441
   Oppenheimer - Global Securities Fund .........................................          103,965        11.413379       1,186,592
   Oppenheimer - Multiple Strategies Fund .......................................          124,127        16.404926       2,036,294
   Strong VIP - Strong Discovery Fund II, Inc. ..................................          130,968        16.214896       2,123,632
   Strong VIP - Strong International Stock Fund II, Inc. ........................            2,862        10.226632          29,269
   Strong VIP - Strong Special Fund II, Inc. ....................................          162,203        18.074367       2,931,717
   TCI Portfolios - TCI Balanced ................................................           38,974        12.914886         503,345
   TCI Portfolios - TCI Growth ..................................................          229,772        17.116040       3,932,787
   TCI Portfolios - TCI International ...........................................           41,356        10.403803         430,260
   Van Eck - Gold and Natural Resources Fund ....................................          118,139        14.230388       1,681,164
   Van Eck - Worldwide Bond Fund ................................................           55,939        14.170551         792,686
   Van Kampen American Capital - Real Estate Securities Fund ....................           12,834        10.765797         138,168
   Warburg Pincus - International Equity Portfolio ..............................           68,691        10.661502         732,349
   Warburg Pincus - Small Company Growth Portfolio ..............................           93,602        12.430586       1,163,528

 Multiple Payment contracts and Flexible Premium contracts:
   The Dreyfus Socially Responsible Growth Fund, Inc. ...........................           65,138        14.401809         938,105
   Dreyfus Stock Index Fund .....................................................          282,759        13.775382       3,895,113
   Fidelity VIP - Equity-Income Portfolio .......................................          771,429        22.215745      17,137,870
   Fidelity VIP - Growth Portfolio ..............................................        1,116,041        21.256059      23,722,633
   Fidelity VIP - High Income Portfolio .........................................          339,950        20.852993       7,088,975
   Fidelity VIP - Overseas Portfolio ............................................          554,741        13.645033       7,569,459
   Fidelity VIP-II - Asset Manager Portfolio ....................................          764,633        15.982529      12,220,769
   Fidelity VIP-II - Contrafund Portfolio .......................................          179,024        11.099135       1,987,012
   Nationwide SAT - Capital Appreciation Fund ...................................          178,373        14.713230       2,624,443
   Nationwide SAT - Government Bond Fund ........................................          112,463        14.984933       1,685,251
   Nationwide SAT - Money Market Fund ...........................................          887,531        11.714295      10,396,800
   Nationwide SAT - Small Company Fund ..........................................           12,345        11.420759         140,989
   Nationwide SAT - Total Return Fund ...........................................        1,076,286        18.192762      19,580,615
   Neuberger & Berman - Growth Portfolio ........................................          389,800        15.962482       6,222,175
   Neuberger & Berman - Limited Maturity Bond Portfolio .........................          148,223        13.096811       1,941,249
   Neuberger & Berman - Partners Portfolio ......................................          151,517        13.591346       2,059,320
   Oppenheimer - Bond Fund ......................................................          170,613        15.164813       2,587,314
   Oppenheimer - Global Securities Fund .........................................          411,619        11.542134       4,750,962
   Oppenheimer - Multiple Strategies Fund .......................................          188,985        16.100377       3,042,730
   Strong VIP - Strong Discovery Fund II, Inc. ..................................          199,781        16.514850       3,299,353
   Strong VIP - Strong International Stock Fund II, Inc. ........................            6,756        10.236021          69,155
   Strong VIP - Strong Special Fund II, Inc. ....................................          463,043        18.408627       8,523,986
   TCI Portfolios - TCI Balanced ................................................           77,950        13.155049       1,025,436
   TCI Portfolios - TCI Growth ..................................................          391,898        16.149061       6,328,785
   TCI Portfolios - TCI International ...........................................           64,755        10.477472         678,469
   Van Eck - Gold and Natural Resources Fund ....................................          114,539        15.612002       1,788,183
   Van Eck - Worldwide Bond Fund ................................................           93,956        13.253457       1,245,242
   Van Kampen American Capital - Real Estate Securities Fund ....................           11,685        10.792212         126,107
   Warburg Pincus - International Equity Portfolio ..............................           89,255        10.687672         953,928
   Warburg Pincus - Small Company Growth Portfolio ..............................          181,701        12.461074       2,264,190
                                                                                            ======       ==========    ------------
                                                                                                                       $237,069,643
                                                                                                                       ============

See accompanying notes to financial statements.
===============================================================================

================================================================================

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                                                                  1995                  1994             1993
                                                                              -------------         ------------      ------------
INVESTMENT ACTIVITY:
    Reinvested capital gains and dividends .........................          $   6,764,208            3,376,057           974,676
                                                                              -------------         ------------      ------------
    Gain (loss) on investments:
         Proceeds from redemption of mutual fund shares ............            163,574,836          184,340,809       115,961,691
         Cost of mutual fund shares sold ...........................           (154,208,870)        (184,441,475)     (113,135,035)
                                                                              -------------         ------------      ------------
         Realized gain (loss) on investments .......................              9,365,966             (100,666)        2,826,656
         Change in unrealized gain (loss) on investments ...........             17,134,325           (3,604,010)        1,224,589
                                                                              -------------         ------------      ------------
              Net gain (loss) on investments .......................             26,500,291           (3,704,676)        4,051,245
                                                                              -------------         ------------      ------------
                   Net investment activity .........................             33,264,499             (328,619)        5,025,921
                                                                              -------------         ------------      ------------

EQUITY TRANSACTIONS:
    Purchase payments received from contract owners ................            106,694,208           77,172,455        31,008,045
    Surrenders (note 2d) ...........................................             (4,970,867)          (1,308,994)         (559,275)
    Death benefits (note 4) ........................................               (143,265)             (15,398)         (360,580)
    Policy loans (net of repayments) (note 5) ......................             (2,529,830)          (2,980,396)       (1,781,013)
                                                                              -------------         ------------      ------------
                   Net equity transactions .........................             99,050,246           72,867,667        28,307,177
                                                                              -------------         ------------      ------------

EXPENSES:
    Deductions for surrender charges (note 2d) .....................               (364,725)            (116,899)          (24,490)
    Redemptions to pay cost of insurance charges
         and administrative charges (notes 2b and 2c) ..............            (14,110,656)          (5,382,393)       (1,539,443)
    Deductions for asset charges (note 3) ..........................             (1,747,342)            (879,737)         (430,173)
                                                                              -------------         ------------      ------------
                   Total expenses ..................................            (16,222,723)          (6,379,029)       (1,994,106)
                                                                              -------------         ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............................            116,092,022           66,160,019        31,338,992
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........................            120,977,621           54,817,602        23,478,610
                                                                              -------------         ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............................          $ 237,069,643          120,977,621        54,817,602
                                                                              =============          ===========        ==========

See accompanying notes to financial statements.
===============================================================================

================================================================================

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1995, 1994 AND 1993


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization and Nature of Operations

     The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

     The Company offers Modified Single Premium and Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

   (b) The Contracts

     Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

     Contract owners may invest in the following:

     The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro);

     Dreyfus Stock Index Fund (DryStkIx)(formerly Dreyfus Life and Annuity Index Fund, Inc. (DLAI));

     Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);

          Fidelity VIP - Equity-Income Portfolio (FidEqInc)
          Fidelity VIP - Growth Portfolio (FidGro)
          Fidelity VIP - High Income Portfolio (FidHiInc)
          Fidelity VIP - Overseas Portfolio (FidOSeas)

     Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);

          Fidelity VIP-II - Asset Manager Portfolio (FidAsMgr)
          Fidelity VIP-II - Contrafund Portfolio (FidContP)

     Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

          Nationwide SAT - Capital Appreciation Fund (NWCapApp)
          Nationwide SAT - Government Bond Fund (NWGvtBd)
          Nationwide SAT - Money Market Fund (NWMyMkt)
          Nationwide SAT - Small Company Fund (NWSmCoFd)
          Nationwide SAT - Total Return Fund (NWTotRet)

     Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman);

          Neuberger & Berman - Growth Portfolio (NBGro)
          Neuberger & Berman - Limited Maturity Bond Portfolio (NBLtdMat) Neuberger & Berman - Partners Portfolio (NBPart)

Funds of the Oppenheimer Variable Account Funds (Oppenheimer);

          Oppenheimer - Bond Fund (OppBdFd)
          Oppenheimer - Global Securities Fund (OppGlSec)
          Oppenheimer - Multiple Strategies Fund (OppMult)

     Funds of the Strong Variable Insurance Products Funds (Strong VIP);

          Strong VIP - Strong Discovery Fund II, Inc. (StDisc2)
          Strong VIP - Strong International Stock Fund II, Inc. (StIntStk2) Strong VIP - Strong Special Fund II, Inc. (StSpec2)

     Portfolios of the TCI Portfolios, Inc. (TCI Portfolios);

          TCI Portfolios - TCI Balanced (TCIBal)
          TCI Portfolios - TCI Growth (TCIGro)
          TCI Portfolios - TCI International (TCIInt)

     Funds of the Van Eck Worldwide Insurance Trust (Van Eck) (formerly Van Eck Investment Trust);

          Van Eck - Gold and Natural Resources Fund (VEGoldNR)
          Van Eck - Worldwide Bond Fund (VEWrldBd) (formerly Van Eck - Global
                    Bond Fund (VEGlobBd))

     Fund of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital);

          Van Kampen American Capital - Real Estate Securities Fund
          (VKACRESec)

     Portfolios of the Warburg Pincus Trust (Warburg Pincus);

          Warburg Pincus - International Equity Portfolio (WPIntEq) Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)

     At December 31, 1995, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

  (c) Security Valuation, Transactions and Related Investment Income

     The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1995. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

  (d) Federal Income Taxes

     The operations of the Account form a part of, and are taxed with, the operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

     Currently, no charge is being made to the Account for Federal income taxes, or reserves for such taxes, which may be attributed to the Account. However, the Company reserves the right to make such charges in the future.

  (e) Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) POLICY CHARGES

  (a) Deductions from Premiums

     On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

  (b) Cost of Insurance

     A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

  (c) Administrative Charges

     For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

     Contracts issued prior to April 16, 1990:
          Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

     Contracts issued on or after April 16, 1990:
          Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
          Purchase payments totalling $25,000 or more - $50/year

     For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

     For flexible premium contracts, the Company currently deducts a monthly administrative charge of $25 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

The above charges are assessed against each contract by liquidating units.

  (d) Surrenders

     Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

     For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

     For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

     The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

  (3) ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

     The above charges are assessed through the daily unit value calculation.

(4) DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5) POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6) SCHEDULE I

     Schedule I presents the components of the change in the unit values, which are the basis for determining contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

          - Beginning unit value - Jan. 1

          - Reinvested dividends and capital gains (This amount reflects the increase in the unit value due to dividend and capital gain distributions from the underlying mutual funds.)

          - Unrealized gain (loss)
            (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

          - Asset charges
            (This amount reflects the decrease in the unit value due to the charges discussed in note 3.)

          - Ending unit value - Dec. 31

          - Percentage increase (decrease) in unit value.
===============================================================================

===============================================================================

                                                                     Schedule I

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

            SINGLE PREMIUM CONTRACTS ISSUED PRIOR TO APRIL 16, 1990

                      SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                                 FIDEQINC        FIDGRO          FIDHIINC       FIDOSEAS
                                                 --------        ------          --------       --------
1995

Beginning unit value - Jan. 1                   $19.708533      22.566466       18.151674       16.131866
------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            1.542607        .124738        1.314664         .123427
------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                            5.341041       7.828480        2.410020        1.428229
------------------------------------------------------------------------------------------------------------
Asset charges                                     (.218210)      (.260417)       (.191076)       (.157350)
------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                     $26.373971      30.259267       21.685282       17.526172
------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*                                 34%             34%             19%             9%
============================================================================================================

1994

Beginning unit value - Jan. 1                   $18.583057      22.785679       18.612185       16.009316
------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            1.395798       1.371061        1.706032         .082663
------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                            (.087894)     (1.381165)      (1.991707)        .196908
------------------------------------------------------------------------------------------------------------
Asset charges                                     (.182428)      (.209109)       (.174836)       (.157021)
------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                     $19.708533      22.566466       18.151674       16.131866
------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*                                  6%            (1)%            (2)%             1%
============================================================================================================

1993

Beginning unit value - Jan. 1                   $15.870837      19.270345       15.591886       11.777024
------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains             .463717        .428707        1.282532         .275295
------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                            2.415095       3.287237        1.901458        4.091447
------------------------------------------------------------------------------------------------------------
Asset charges                                     (.166592)      (.200610)       (.163691)       (.134450)
------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                     $18.583057      22.785679       18.612185       16.009316
------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*                                 17%            18%              19%             36%
============================================================================================================


                                                FIDASMGR        NWGVTBD          NWMYMKT        NWTOTRET
                                                --------        -------          -------        --------
1995

Beginning unit value - Jan. 1                   15.607540       16.457035       13.652006       17.312690
----------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .327932        1.167149         .768745        1.720678
----------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                           2.304058        1.903991         .000000        3.293404
----------------------------------------------------------------------------------------------------------
Asset charges                                    (.157652)       (.170536)       (.133297)       (.188119)
----------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                     18.081878       19.357639       14.287454       22.138653
----------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*                                 16%            18%              5%             28%
==========================================================================================================

1994

Beginning unit value - Jan. 1                   16.778042       17.168348       13.267517       17.291720
----------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .815806        1.079469         .512535         .875020
----------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                          (1.832732)      (1.633239)        .000000        (.688478)
----------------------------------------------------------------------------------------------------------
Asset charges                                    (.153576)       (.157543)       (.128046)       (.165572)
----------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                     15.607540       16.457035       13.652006       17.312690
----------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*                                (7)%            (4)%             3%              0%
==========================================================================================================

1993

Beginning unit value - Jan. 1                   13.992516       15.826033       13.035884       15.738275
----------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .649736        1.013212         .357335         .643850
----------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                           2.280467         .488744         .000000        1.067081
----------------------------------------------------------------------------------------------------------
Asset charges                                    (.144677)       (.159641)       (.125702)       (.157486)
----------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                     16.778042       17.168348       13.267517       17.291720
----------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*                                 20%             8%              2%              10%
==========================================================================================================

* An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

             SINGLE PREMIUM CONTRACTS ISSUED PRIOR TO APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                            NBGRO       NBLTDMAT     OPPGLSEC     STSPEC2      TCIGRO
                                         ----------    ---------    ---------    ---------    ---------
1995

Beginning unit value - Jan. 1            $17.608267    14.475203    11.358489    14.690448    19.544976
-------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains      .623265      .804090      .298934      .761035      .022491
-------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                     4.945641      .771696     (.045712)    3.013032     6.032555
-------------------------------------------------------------------------------------------------------
Asset charges                              (.200792)    (.144318)    (.108348)    (.155428)    (.218614)
-------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31              $22.976381    15.906671    11.503363    18.309087    25.381408
-------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     unit value*(a)                          30%          10%           1%          25%          30%
=======================================================================================================

1994

Beginning unit value - Jan. 1            $18.709214    14.635617    12.162716    14.315226    19.964524
-------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains     2.255334      .618309      .214436      .411358      .002137
-------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                    (3.185612)    (.641424)    (.903773)     .103258     (.236035)
-------------------------------------------------------------------------------------------------------
Asset charges                              (.170669)    (.137299)    (.114890)    (.139394)    (.185650)
-------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31              $17.608267    14.475203    11.358489    14.690448    19.544976
-------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*(a)                      (6)%          (1)%        (7)%           3%         (2)%
=======================================================================================================

1993

Beginning unit value - Jan. 1            $17.686598     13.856975       **           **       18.270571
-------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains      .409995       .569917                               .049805
-------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                      .782366       .345457                              1.825395
-------------------------------------------------------------------------------------------------------
Asset charges                              (.169745)     (.136732)                             (.181247)
-------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31              $18.709214     14.635617                             19.964524
-------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*(a)                       6%            6%                                     9%
=======================================================================================================


                                          VEGOLDNR     VEWRLDBD    VKACRESEC
                                         ---------    ---------    ---------
1995

Beginning unit value - Jan. 1            11.677805    12.443161    10.000000
----------------------------------------------------------------------------
Reinvested dividends and capital gains     .115292     1.008475      .092106
----------------------------------------------------------------------------
Unrealized gain (loss)                    1.160549     1.138120      .740132
----------------------------------------------------------------------------
Asset charges                             (.114390)    (.131171)    (.047958)
----------------------------------------------------------------------------
Ending unit value - Dec. 31              12.839256    14.458585    10.784280
----------------------------------------------------------------------------
Percentage increase (decrease)
     unit value*(a)                         10%          16%         8%(b)
============================================================================

1994

Beginning unit value - Jan. 1            12.382561    12.729709       **
----------------------------------------------------------------------------
Reinvested dividends and capital gains     .062321      .051271
----------------------------------------------------------------------------
Unrealized gain (loss)                    (.652194)    (.220753)
----------------------------------------------------------------------------
Asset charges                             (.114883)    (.117066)
----------------------------------------------------------------------------
Ending unit value - Dec. 31              11.677805    12.443161
----------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*(a)                     (6)%         (2)%
============================================================================

1993

Beginning unit value - Jan. 1             7.583732        **          **
----------------------------------------------------------------------------
Reinvested dividends and capital gains     .035765
----------------------------------------------------------------------------
Unrealized gain (loss)                    4.857738
----------------------------------------------------------------------------
Asset charges                             (.094674)
----------------------------------------------------------------------------
Ending unit value - Dec. 31              12.382561
----------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*(a)                      63%
============================================================================

*  An annualized rate of return cannot be determined as:

   (a) Asset charges do not include the policy charges discussed in note 2; and

   (b) This investment option was not utilized for the entire year indicated.

** This investment option was not available or was not utilized.

===============================================================================
                                                          Schedule I, Continued

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                      SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


                                          DRYSRGRO      DRYSTKLX      FIDEQINC      FIDGRO      FIDHIINC     FIDOSEAS     FIDASMGR
                                         ----------    -----------   ----------   ----------   ----------   ----------   ----------
1995

Beginning unit value - Jan. 1            $10.722275     10.088849    16.234159    15.715602    18.805616    11.700527    15.350115
----------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains      .392053        .36133     1.269479      .086841     1.361583      .089493      .322418
----------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                     3.289798      3.326196     4.390826     5.444880     2.491513     1.033414     2.260958
----------------------------------------------------------------------------------------------------------------------------------
Asset charges                              (.161906)     (.154595)    (.245506)    (.247716)    (.270417)    (.155890)    (.211783)
----------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31              $14.242220     13.621789    21.648958    20.999607    22.388295    12.667544    17.721708
----------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                      33%           35%          33%          34%          19%           8%          15%
==================================================================================================================================

1994

Beginning unit value - Jan. 1            $10.702403     10.131165    15.360584    15.923752    19.350153    11.652241    16.559029
----------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains      .276372       .283260     1.152726      .957853     1.773098      .060146      .804872
----------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                     (.117327)     (.195255)    (.073161)    (.966373)   (2.069306)     .144272    (1.806726)
----------------------------------------------------------------------------------------------------------------------------------
Asset charges                              (.139173)     (.130321)    (.205990)    (.199630)    (.248329)    (.156132)    (.207060)
----------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31              $10.722275     10.088849    16.234159    15.715602    18.805616    11.700527    15.350115
----------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                      0%            0%            6%          (1)%         (3)%          0%          (7)%
==================================================================================================================================

1993

Beginning unit value - Jan. 1                 **       $10.000000    13.165400    13.515048    16.267831     8.602313    13.859040
----------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains                   1.497818      .383884      .300564     1.337665      .201014      .643313
----------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                                  (1.334006)    2.000061     2.300317     1.977956     2.983042     2.252405
----------------------------------------------------------------------------------------------------------------------------------
Asset charges                                            (.032647)    (.188761)    (.192177)    (.233299)    (.134128)    (.195729)
----------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                            $10.131165    15.360584    15.923752    19.350153    11.652241    16.559029
----------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                                   1%(b)         17%          18%          19%          35%          19%
==================================================================================================================================

                                          FIDCONTP     NWCAPAPP     NWGVTBD
                                         ---------    ---------    ---------
1995

Beginning unit value - Jan. 1            10.000000    11.312336    13.739287
----------------------------------------------------------------------------
Reinvested dividends and capital gains     .142783      .642275      .972265
----------------------------------------------------------------------------
Unrealized gain (loss)                     .998389     2.653961     1.587542
----------------------------------------------------------------------------
Asset charges                             (.069207)    (.163900)    (.194482)
----------------------------------------------------------------------------
Ending unit value - Dec. 31              11.071965    14.444672    16.104612
----------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                    11%(b)        28%          17%
============================================================================

1994

Beginning unit value - Jan. 1                **       11.563943    14.383265
----------------------------------------------------------------------------
Reinvested dividends and capital gains                  .182742      .902346
----------------------------------------------------------------------------
Unrealized gain (loss)                                 (.286826)   (1.366016)
----------------------------------------------------------------------------
Asset charges                                          (.147523)    (.180308)
----------------------------------------------------------------------------
Ending unit value - Dec. 31                           11.312336    13.739287
----------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                                  (2)%        (4)%
============================================================================

1993

Beginning unit value - Jan. 1                 **      10.688742    13.305926
----------------------------------------------------------------------------
Reinvested dividends and capital gains                  .260088      .849957
----------------------------------------------------------------------------
Unrealized gain (loss)                                  .755302      .410720
----------------------------------------------------------------------------
Asset charges                                          (.140189)    (.183338)
----------------------------------------------------------------------------
Ending unit value - Dec. 31                           11.563943    14.383265
----------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                                   8%           8%
============================================================================


 *   An annualized rate of return cannot be determined as:

         (a) Asset charges do not include the policy charges discussed in note 2; and

         (b) This investment option was not utilized for the entire year indicated.

**   This investment option was not available or was not utilized.
===============================================================================

===============================================================================
                                                          Schedule I, Continued

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                      SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                           NWMYMKT      NWSMCOFD     NWTOTRET      NBGRO       NBLTDMAT     NBPART       OPPBDFD
                                         -----------   ----------   ----------   ----------   ----------  -----------   ----------
1995

Beginning unit value - Jan. 1            $11.534440    10.000000    15.031721    12.508337    12.496729    10.018146    13.903136
---------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains      .648458      .017459     1.489410      .442496      .693794      .081860      .956955
---------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                      .000000     1.418328     2.856936     3.508824      .664378     3.550382     1.391543
---------------------------------------------------------------------------------------------------------------------------------
Asset charges                              (.154112)    (.025476)    (.223128)    (.194823)    (.170179)    (.154515)    (.194909)
---------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31              $12.028786    11.410311    19.154939    16.264834    13.684722    13.495873    16.056725
---------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                       4%         14%(b)        27%          30%           10%         35%          15%
=================================================================================================================================

1994

Beginning unit value - Jan. 1            $11.249231       **        15.066007    13.336899    12.679406    10.000000    14.362878
---------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains      .433762                   .760244     1.607088      .535454      .000000      .809172
---------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                      .000000                  (.597472)   (2.269450)    (.555628)     .072562    (1.086058)
---------------------------------------------------------------------------------------------------------------------------------
Asset charges                              (.148553)                 (.197058)    (.166200)    (.162503)    (.054416)    (.182856)
---------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31              $11.534440                 15.031721    12.508337    12.496729    10.018146    13.903136
---------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                       3%                        0%         (6)%         (1)%         0%(b)        (3)%
=================================================================================================================================

1993

Beginning unit value - Jan. 1            $11.092030       **        13.761364    12.652864    12.047601       **        12.872824
---------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains      .303567                   .561430      .293188      .495297                   .894915
---------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                      .000000                   .931322      .556715      .298894                   .774891
---------------------------------------------------------------------------------------------------------------------------------
Asset charges                              (.146366)                 (.188109)    (.165868)    (.162386)                 (.179752)
---------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31              $11.249231                 15.066007    13.336899    12.679406                 14.362878
---------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                       1%                        9%           5%           5%                       12%
=================================================================================================================================

                                             OPPGLSEC     OPPMULT      STDISC2
                                            ----------   ----------   ----------
1995

Beginning unit value - Jan. 1               11.309050    13.693997    12.144445
-------------------------------------------------------------------------------
Reinvested dividends and capital gains        .297396     1.103154      .211667
-------------------------------------------------------------------------------
Unrealized gain (loss)                       (.045694)    1.805769     4.042004
-------------------------------------------------------------------------------
Asset charges                                (.147373)    (.197994)    (.183220)
-------------------------------------------------------------------------------
Ending unit value - Dec. 31                 11.413379    16.404926    16.214896
-------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                         1%          20%          34%
===============================================================================

1994

Beginning unit value - Jan. 1               12.152136    14.148115    13.003547
-------------------------------------------------------------------------------
Reinvested dividends and capital gains        .214078      .720350      .971167
-------------------------------------------------------------------------------
Unrealized gain (loss)                       (.900362)    (.993926)   (1.670283)
-------------------------------------------------------------------------------
Asset charges                                (.156802)    (.180542)    (.159986)
-------------------------------------------------------------------------------
Ending unit value - Dec. 31                 11.309050    13.693997    12.144445
-------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                       (7)%         (3)%         (7)%
===============================================================================

1993

Beginning unit value - Jan. 1               10.000000    12.362293    10.796269
-------------------------------------------------------------------------------
Reinvested dividends and capital gains        .000000      .546245      .809234
-------------------------------------------------------------------------------
Unrealized gain (loss)                       2.187580     1.411883     1.546688
-------------------------------------------------------------------------------
Asset charges                                (.035444)    (.172306)    (.148644)
-------------------------------------------------------------------------------
Ending unit value - Dec. 31                 12.152136    14.148115    13.003547
-------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                       22%(b)        14%         20%
===============================================================================


 *   An annualized rate of return cannot be determined as:

     (a) Asset charges do not include the policy charges discussed in note 2;
         and

     (b) This investment option was not utilized for the entire year indicated.

**   This investment option was not available or was not utilized.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                      SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                         STINTSTK2     STSPEC2      TCIBAL        TCIGRO       TCIINT     VEGOLDNR      VEWRLDBD
                                        -----------   ---------   ----------    ----------   ----------   ----------   ---------
1995

Beginning unit value - Jan. 1           $10.000000    14.552799    10.801955    13.226279     9.392654    12.988341    12.237880
--------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains     .041085      .753037      .305779      .015219      .000000      .127947      .990055
--------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                     .209467     2.978850     1.961461     4.076606     1.136602     1.287916     1.118852
--------------------------------------------------------------------------------------------------------------------------------
Asset charges                             (.023920)    (.210319)    (.154309)    (.202064)    (.125453)    (.173816)    (.176236)
--------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31             $10.226632    18.074367    12.914886    17.116040    10.403803    14.230388    14.170551
--------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*(a)                     2%(b)         24%          20%          29%          11%          10%          16%
================================================================================================================================

1994

Beginning unit value - Jan. 1               **       $14.230663    10.876445    13.557427    10.000000    13.820369    12.563474
--------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains                  .407898      .260556      .001450      .000000      .069418      .050533
--------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                                  .103521     (.194370)    (.160376)    (.554327)    (.726294)    (.218292)
--------------------------------------------------------------------------------------------------------------------------------
Asset charges                                          (.189283)    (.140676)    (.172222)    (.053019)    (.175152)    (.157835)
--------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                          $14.552799    10.801955    13.226279     9.392654    12.988341    12.237880
--------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*(a)                                    2%         (1)%         (2)%         (6)%(b)      (6)%         (3)%
================================================================================================================================

1993

Beginning unit value - Jan. 1               **       $11.518529    10.232336    12.451309        **        8.494453    11.809827
--------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains                  .057229      .193813      .033826                   .039957      .949184
--------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                                 2.823424      .587650     1.241015                  5.430795     (.037350)
--------------------------------------------------------------------------------------------------------------------------------
Asset charges                                          (.168519)    (.137354)    (.168723)                 (.144836)    (.158187)
--------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                          $14.230663    10.876445     13.557427                13.820369    12.563474
--------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*(a)                                   24%           6%            9%                      63%           6%
================================================================================================================================

                                           VKACRESEC     WPINTEQ      WPSMCOGR
                                           ----------   ----------   ----------
1995

Beginning unit value - Jan. 1              10.000000    10.000000    10.000000
------------------------------------------------------------------------------
Reinvested dividends and capital gains       .091962      .077347      .000000
------------------------------------------------------------------------------
Unrealized gain (loss)                       .739397      .650501     2.501606
------------------------------------------------------------------------------
Asset charges                               (.065562)    (.066346)    (.071020)
------------------------------------------------------------------------------
Ending unit value - Dec. 31                10.765797    10.661502    12.430586
------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*(a)                       8%(b)         7%(b)       24%(b)
==============================================================================

1994

Beginning unit value - Jan. 1                 **            **          **
------------------------------------------------------------------------------
Reinvested dividends and capital gains
------------------------------------------------------------------------------
Unrealized gain (loss)
------------------------------------------------------------------------------
Asset charges
------------------------------------------------------------------------------
Ending unit value - Dec. 31
------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*(a)
==============================================================================

1993

Beginning unit value - Jan. 1                 **            **          **
------------------------------------------------------------------------------
Reinvested dividends and capital gains
------------------------------------------------------------------------------
Unrealized gain (loss)
------------------------------------------------------------------------------
Asset charges
------------------------------------------------------------------------------
Ending unit value - Dec. 31
------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value*(a)
==============================================================================

*   An annualized rate of return cannot be determined as:

     (a)  Asset charges do not include the policy charges discussed in note 2;
          and

     (b)  This investment option was not utilized for the entire year indicated.

**   This investment option was not available or was not utilized.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                      SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


                                               DrySRGro               DryStkIx         FidEqInc         FidGro         FidHiInc
                                               --------               --------         --------         ------         --------

1995
Beginning unit value - Jan. 1                  $10.788547              10.151919       16.576413       15.828463       17.428943
------------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .396430                .364933        1.297971         .087506        1.262495
------------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                           3.317353               3.354508        4.496038        5.494030        2.316172
------------------------------------------------------------------------------------------------------------------------------------
Asset charges                                    (.100521)              (.095978)       (.154677)       (.153940)       (.154617)
------------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    $14.401809              13.775382       22.215745       21.256059       20.852993
------------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                 33%                     36%             34%             34%             20%
====================================================================================================================================

1994
Beginning unit value - Jan. 1                  $10.715005              10.143796       15.606442       15.958341       17.844401
------------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .278073                .284601        1.172669         .960381        1.635883
------------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                           (.118575)              (.195976)       (.073581)       (.966828)      (1.910067)
------------------------------------------------------------------------------------------------------------------------------------
Asset charges                                    (.085956)              (.080502)       (.129117)       (.123431)       (.141274)
------------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    $10.788547              10.151919       16.576413       15.828463       17.428943
------------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                 1%                      0%              6%             (1)%            (2)%
====================================================================================================================================

1993
Beginning unit value - Jan. 1                  $10.000000              10.000000       13.308899       13.476298       14.926526
------------------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .031142               1.499665         .389191         .299849        1.227974
------------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                            .703426              (1.335764)       2.026087        2.300419        1.821967
------------------------------------------------------------------------------------------------------------------------------------
Asset charges                                    (.019563)              (.020105)       (.117735)       (.118225)       (.132066)
------------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    $10.715005              10.143796       15.606442       15.958341       17.844401
------------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                7%(b)                  1%(b)            17%             18%              20%
====================================================================================================================================


                                               FidOSeas        FidAsMgr        FidContP        NWCapApp        NWGvtBd
                                               --------        --------        --------        --------        -------

1995
Beginning unit value - Jan. 1                  12.540728       13.774855       10.000000       11.465403       12.720514
------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains           .095965         .289466         .143118         .653781         .903001
------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                          1.111417        2.035460         .998657        2.696528        1.472503
------------------------------------------------------------------------------------------------------------------------
Asset charges                                   (.103077)       (.117252)       (.042640)       (.102482)       (.111085)
------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    13.645033       15.982529       11.099135       14.713230       14.984933
------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                 9%              16%            11%(b)           28%             18%
========================================================================================================================

1994
Beginning unit value - Jan. 1                  12.426854       14.785784           **          11.662121       13.250482
------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains           .064174         .719044                         .184927         .833925
------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                           .152413       (1.615920)                       (.289863)      (1.261429)
------------------------------------------------------------------------------------------------------------------------
Asset charges                                   (.102713)       (.114053)                       (.091782)       (.102464)
------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    12.540728       13.774855                       11.465403       12.720514
------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                 1%             (7)%                                (2)%            (4)%
========================================================================================================================

1993
Beginning unit value - Jan. 1                   9.128094       12.312732           **          10.725293       12.196370
------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains           .213405         .571816                         .261975         .781559
------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                          3.173177        2.008516                         .761628         .376228
------------------------------------------------------------------------------------------------------------------------
Asset charges                                   (.087822)       (.107280)                       (.086775)       (.103675)
------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    12.426854       14.785784                       11.662121       13.250482
------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                36%              20%                             9%              9%
========================================================================================================================


*    An annualized rate of return cannot be determined as:
  (a)  Asset charges do not include the policy charges discussed in note 2; and
  (b)  This investment option was not utilized for the entire year indicated.

**   This investment option was not available or was not utilized.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                      SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


                                                NWMyMkt        NWSmCoFd         NWTotRet         NBGro          NBLtdMat
                                                -------        --------         --------         -----          --------

1995

Beginning unit value - Jan. 1                  $11.176411      10.000000       14.205723       12.214794       11.900389
-----------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .629782        .017475        1.413734         .432461         .661221
-----------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                            .000000       1.418968        2.703396        3.432609         .635177
-----------------------------------------------------------------------------------------------------------------------------
Asset charges                                    (.091898)      (.015684)       (.130091)       (.117382)       (.099976)
-----------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    $11.714295      11.420759       18.192762       15.962482       13.096811
-----------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                  5%           14%(b)           28%             31%              10%
=============================================================================================================================


1994
Beginning unit value - Jan. 1                  $10.845265          **          14.167308       12.959107       12.014277
-----------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .419275                         .717782        1.562441         .507651
-----------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                            .000000                        (.565055)      (2.207122)       (.526553)
-----------------------------------------------------------------------------------------------------------------------------
Asset charges                                    (.088129)                       (.114312)       (.099632)       (.094986)
-----------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    $11.176411                       14.205723       12.214794       11.900389
-----------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                  3%                              0%            (6)%            (1)%
=============================================================================================================================


1993
Beginning unit value - Jan. 1                  $10.639809          **          12.875439       12.232618       11.358230
-----------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .291848                        .527331         .283612         .467224
-----------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                            .000000                        .873117         .541815         .283278
-----------------------------------------------------------------------------------------------------------------------------
Asset charges                                    (.086392)                      (.108579)       (.098938)       (.094455)
-----------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    $10.845265                      14.167308       12.959107       12.014277
-----------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                  2%                             10%             6%              6%
=============================================================================================================================


                                                 NBPart          OppBdFd        OppGlSec        OppMult          StDisc2
                                                 ------          -------        --------        -------          -------

1995

Beginning unit value - Jan. 1                  $10.038887       13.065574       11.379737       13.372968       12.307607
-------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .082096         .902009         .299595        1.079776         .215562
-------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                           3.565899        1.310232        (.045711)       1.766931        4.106245
-------------------------------------------------------------------------------------------------------------------------
Asset charges                                    (.095536)       (.113002)       (.091487)       (.119298)       (.114564)
-------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    $13.591346       15.164813       11.542134       16.100377       16.514850
-------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                  35%            16%              1%              20%             34%
=========================================================================================================================


1994
Beginning unit value - Jan. 1                  $10.000000       13.430475       12.167250       13.747705       13.112678
-------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains            .000000         .759284         .214589         .702216         .983647
-------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                            .072401       (1.018698)       (.905246)       (.968729)      (1.689193)
-------------------------------------------------------------------------------------------------------------------------
Asset charges                                    (.033514)       (.105487)       (.096856)       (.108224)       (.099525)
-------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                    $10.038887       13.065574       11.379737       13.372968       12.307607
-------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                  0%             (3)%            (6)%            (3)%            (6)%
=========================================================================================================================


1993
Beginning unit value - Jan. 1                       **         $11.976650       10.000000       11.952042       10.832134
-------------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains                            .835328         .000000         .529802         .814568
-------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                                            .721678        2.189077        1.368631        1.557980
-------------------------------------------------------------------------------------------------------------------------
Asset charges                                                    (.103181)       (.021827)       (.102770)       (.092004)
-------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                                    $13.430475       12.167250       13.747705       13.112678
-------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                                  12%            22%(b)          15%              21%
=========================================================================================================================


*    An annualized rate of return cannot be determined as:

  (a)  Asset charges do not include the policy charges discussed in note 2; and

  (b)  This investment option was not utilized for the entire year indicated.

**   This investment option was not available or was not utilized.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                      SCHEDULES OF CHANGES IN UNIT VALUES

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


                                              StIntStk2       StSpec2         TCIBal          TCIGro           TCIInt
                                              ---------       -------         -------         ------           ------

1995
Beginning unit value - Jan. 1                $10.000000      14.748256       10.948128       12.417011        9.412116
-----------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains          .041121        .764407         .310910         .014289         .000000
-----------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                          .209625       3.027469        1.992508        3.834812        1.142911
-----------------------------------------------------------------------------------------------------------------------
Asset charges                                  (.014725)      (.131505)       (.096497)       (.117051)       (.077555)
-----------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                  $10.236021      18.408627       13.155049       16.149061       10.477472
-----------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                               2%(b)           25%             20%             30%             11%
=======================================================================================================================


1994
Beginning unit value - Jan. 1                    **         $14.350073       10.968814       12.664593       10.000000
-----------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains                         .412806         .263602         .001356         .000000
-----------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                                         .103139        (.196764)       (.149703)       (.555221)
-----------------------------------------------------------------------------------------------------------------------
Asset charges                                                 (.117762)       (.087524)       (.099235)       (.032663)
-----------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                                 $14.748256       10.948128       12.417011        9.412116
-----------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                               3%              0%             (2)%           (6)%(b)
=======================================================================================================================


1993
Beginning unit value - Jan. 1                    **         $11.556788       10.267347       11.572833           **
-----------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains                         .057587         .195102         .031592
-----------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                                        2.840017         .591395        1.156915
-----------------------------------------------------------------------------------------------------------------------
Asset charges                                                 (.104319)       (.085030)       (.096747)
-----------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                                 $14.350073       10.968814       12.664593
-----------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                              24%              7%              9%
=======================================================================================================================


                                               VEGoldNR        VEWrldBd        VKACRESec       WPIntEq        WPSmCoGr
                                               --------        --------        ---------       -------        --------

1995
Beginning unit value - Jan. 1                 14.178501       11.388987       10.000000       10.000000       10.000000
-----------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains          .140115         .923751         .092168         .077521         .000000
-----------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                         1.410450        1.041904         .740443         .651025        2.504833
-----------------------------------------------------------------------------------------------------------------------
Asset charges                                  (.117064)       (.101185)       (.040399)       (.040874)       (.043759)
-----------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                   15.612002       13.253457       10.792212       10.687672       12.461074
-----------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                10%            16%             8%(b)           7%(b)          25%(b)
=======================================================================================================================


1994
Beginning unit value - Jan. 1                 15.011706       11.633841           **               **             **
-----------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains          .075618         .046884
-----------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                         (.791458)       (.201583)
-----------------------------------------------------------------------------------------------------------------------
Asset charges                                  (.117365)       (.090155)
-----------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                   14.178501       11.388987
-----------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                (6)%           (2)%
=======================================================================================================================


1993
Beginning unit value - Jan. 1                  9.180337       10.880964           **               **             **
-----------------------------------------------------------------------------------------------------------------------
Reinvested dividends and capital gains          .043340         .876895
-----------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                         5.884613        (.034094)
-----------------------------------------------------------------------------------------------------------------------
Asset charges                                  (.096584)       (.089924)
-----------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31                   15.011706       11.633841
-----------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
in unit value* (a)                                64%             7%
=======================================================================================================================


*    An annualized rate of return cannot be determined as:

  (a)  Asset charges do not include the policy charges discussed in note 2; and

  (b)  This investment option was not utilized for the entire year indicated.

**   This investment option was not available.


See note 6.
--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company (a wholly owned subsidiary of Nationwide Corporation) and subsidiaries as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Participating insurance and the related surplus are discussed in note 12. The Company and its counsel are of the opinion that the ultimate ownership of the participating surplus in excess of the contemplated equitable policyholder dividends belongs to the shareholder. The accompanying consolidated financial statements are presented on such basis.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1995 and 1994, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1995, in conformity with generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities.

In 1993, the Company adopted the provisions of SFAS No. 109, Accounting for Income Taxes and SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions.


                                                   KPMG Peat Marwick LLP


Columbus, Ohio
February 26, 1996

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                          Consolidated Balance Sheets
                           December 31, 1995 and 1994

                                (000's omitted)

                                        ASSETS                                                1995               1994
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
  Securities available-for-sale, at fair value:
     Fixed maturities (cost $13,438,630 in 1995; $8,318,865 in 1994)                       $ 14,167,377        8,045,906
     Equity securities (cost $27,362 in 1995; $18,372 in 1994)                                   33,718           24,713
   Fixed maturities held-to-maturity, at amortized cost (fair value $3,602,310 in 1994)           -            3,688,787
   Mortgage loans on real estate                                                              4,786,599        4,222,284
   Real estate                                                                                  239,089          252,681
   Policy loans                                                                                 370,908          340,491
   Other long-term investments                                                                   67,280           63,914
   Short-term investments (note 13)                                                              45,732          131,643
                                                                                            -----------      -----------
                                                                                             19,710,703       16,770,419
                                                                                            -----------      -----------

Cash                                                                                             10,485            7,436
Accrued investment income                                                                       239,881          220,540
Deferred policy acquisition costs                                                             1,094,195        1,064,159
Deferred Federal income tax                                                                        --             36,515
Other assets                                                                                    795,169          790,603
Assets held in Separate Accounts (note 8)                                                    18,763,678       12,222,461
                                                                                            -----------      -----------
                                                                                            $40,614,111       31,112,133
                                                                                            ===========      ===========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                            18,200,128       16,321,461
Policyholders' dividend accumulations                                                           353,554          338,058
Other policyholder funds                                                                         71,155           72,770
Accrued Federal income tax (note 7):

   Current                                                                                       34,064           13,126
   Deferred                                                                                     238,877                -
                                                                                            -----------      -----------
                                                                                                272,941           13,126
                                                                                            -----------      -----------
Other liabilities                                                                               284,143          235,778
Liabilities related to Separate Accounts (note 8)                                            18,763,678       12,222,461
                                                                                            -----------      -----------
                                                                                             37,945,599       29,203,654
                                                                                            -----------      -----------
Shareholder's equity (notes 3, 4, 5, 7, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000 shares, issued and
     outstanding 3,815 shares                                                                    3,815             3,815
   Additional paid-in capital                                                                   673,782          622,753
   Retained earnings                                                                          1,606,607        1,401,579
   Unrealized gains (losses) on securities available-for-sale, net                              384,308         (119,668)
                                                                                            -----------      -----------
                                                                                              2,668,512        1,908,479
                                                                                            -----------      -----------
Commitments and contingencies (notes 9 and 15)

                                                                                            $40,614,111       31,112,133
                                                                                            ===========      ===========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                       Consolidated Statements of Income

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                      1995            1994            1993
                                                                                 ---------------  --------------  -------------
Revenues (note 16):

   Traditional life insurance premiums                                                 $  274,957      209,538       215,715
   Accident and health insurance premiums                                                 509,658      324,524       312,655
   Universal life and investment product policy charges                                   307,676      239,021       188,057
   Net investment income (note 5)                                                       1,482,980    1,289,501     1,204,426
   Realized gains (losses) on investments  (notes 5 and 13)                                   836      (16,384)      113,673
                                                                                       ----------   ----------    ----------
                                                                                        2,576,107    2,046,200     2,034,526
                                                                                       ----------   ----------    ----------
Benefits and expenses:

   Benefits and claims                                                                  1,656,287    1,279,763     1,236,906
   Provision for policyholders' dividends on participating policies (note 12)              48,074       46,061        53,189
   Amortization of deferred policy acquisition costs                                       93,044       94,744       102,134
   Other operating costs and expenses                                                     458,970      352,402       329,396
                                                                                       ----------   ----------    ----------
                                                                                        2,256,375    1,772,970     1,721,625
                                                                                       ----------   ----------    ----------
      Income before Federal income tax expense and cumulative effect of
        changes in accounting principles                                                 319,732      273,230       312,901
                                                                                       ----------   ----------    ----------

Federal income tax expense (note 7):

   Current                                                                                103,464       79,847        75,124
   Deferred                                                                                 3,790        9,657        31,634
                                                                                       ----------   ----------    ----------
                                                                                          107,254       89,504       106,758
                                                                                       ----------   ----------    ----------

      Income before cumulative effect of changes in accounting principles                 212,478      183,726       206,143

Cumulative effect of changes in accounting principles, net (note 3)                            --           --         5,365
                                                                                       ----------   ----------    ----------

      Net income                                                                       $  212,478      183,726       211,508
                                                                                       ==========   ==========    ==========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                -----------   -----------   ----------- ----------------- ---------------
1993:

   Balance, beginning of year                     $   3,815      311,753    1,024,150          90,524       1,430,242
   Capital contributions                                 --      111,000           --              --         111,000
   Dividends paid to shareholder                         --           --      (17,805)             --         (17,805)
   Net income                                            --           --      211,508              --         211,508
   Unrealized losses on equity securities, net           --           --           --         (83,777)        (83,777)
                                                 ----------   ----------    ----------     ----------      ----------
   Balance, end of year                          $    3,815      422,753    1,217,853           6,747       1,651,168
                                                 ==========   ==========    =========      ==========      ==========

1994:

   Balance, beginning of year                         3,815      422,753    1,217,853           6,747       1,651,168
   Capital contribution                                  --      200,000           --              --         200,000
   Net income                                            --           --      183,726              --         183,726
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 3)                           --           --           --         216,915         216,915
   Unrealized losses on securities available-
      for-sale, net                                      --           --           --        (343,330)       (343,330)
                                                 ----------   ----------   ----------      ----------      ----------
   Balance, end of year                          $    3,815      622,753    1,401,579        (119,668)      1,908,479
                                                 ==========   ==========   ==========      ==========      ==========

1995:

   Balance, beginning of year                         3,815      622,753    1,401,579        (119,668)      1,908,479
   Capital contribution (note 13)                        --       51,029           --          (4,111)         46,918
   Dividends paid to shareholder                         --           --       (7,450)             --          (7,450)
   Net income                                            --           --      212,478              --         212,478
   Unrealized gains on securities available-
       for-sale, net                                     --           --           --         508,087         508,087
                                                 ----------   ----------   ----------      ----------      ----------
   Balance, end of year                          $    3,815      673,782    1,606,607         384,308       2,668,512
                                                 ==========   ==========   ==========      ==========      ==========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                     Consolidated Statements of Cash Flows

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                     1995            1994            1993
                                                                               --------------    ------------     -----------
  Cash flows from operating activities:

   Net income                                                                    $   212,478        183,726        211,508
   Adjustments to reconcile net income to net cash provided by operating activities:

         Capitalization of deferred policy acquisition costs                        (349,456)      (264,434)      (191,994)
         Amortization of deferred policy acquisition costs                            93,044         94,744        102,134
         Amortization and depreciation                                                10,319          6,207         11,156
         Realized losses (gains) on invested assets, net                                 717         15,949       (113,648)
         Deferred Federal income tax expense (benefit)                                 4,023         (2,166)        (6,006)
         Increase in accrued investment income                                       (19,341)       (29,654)        (4,218)
         Increase in other assets                                                     (3,227)      (112,566)      (549,277)
         Increase in policy liabilities                                              198,200      1,038,641        509,370
         Increase in policyholders' dividend accumulations                            15,496         15,372         17,316
         Increase in accrued Federal income tax payable                               20,938            832         16,838
         Increase in other liabilities                                                48,365         17,826         26,958
         Other, net                                                                  (20,556)       (19,303)       (11,745)
                                                                                 -----------    -----------    ------------
            Net cash provided by operating activities                                211,000        945,174         18,392
                                                                                 -----------    -----------    -----------

Cash flows from investing activities:

   Proceeds from maturity of securities available-for-sale                           706,442        579,067             --
   Proceeds from sale of securities available-for-sale                               131,420        247,876         247,502
   Proceeds from maturity of fixed maturities held-to-maturity                       633,173        516,003       1,192,093
   Proceeds from sale of fixed maturities                                                 --             --          33,959
   Proceeds from repayments of mortgage loans on real estate                         215,134        220,744         146,047
   Proceeds from sale of real estate                                                  48,477         46,713          23,587
   Proceeds from repayments of policy loans and sale of other invested assets         79,620        134,998          59,643
   Cost of securities available-for-sale acquired                                 (2,232,047)    (2,569,672)        (12,550)
   Cost of fixed maturities held-to-maturity acquired                               (669,449)      (675,835)     (2,016,831)
   Cost of mortgage loans on real estate acquired                                   (821,078)      (627,025)       (475,336)
   Cost of real estate acquired                                                      (10,970)       (15,962)         (8,827)
   Policy loans issued and other invested assets acquired                            (92,904)      (118,012)        (76,491)
                                                                                 -----------    -----------    ------------
            Net cash used in investing activities                                 (2,012,182)    (2,261,105)      (887,204)
                                                                                 -----------    -----------    -----------

Cash flows from financing activities:

   Proceeds from capital contributions                                                46,918        200,000        111,000
   Dividends paid to shareholder                                                      (7,450)            --        (17,805)
   Increase in universal life and investment product account balances              3,202,135      3,640,958      2,249,740
   Decrease in universal life and investment product account balances             (1,523,283)    (2,449,580)    (1,458,504)
                                                                                 -----------    -----------    -----------
            Net cash provided by financing activities                              1,718,320      1,391,378        884,431
                                                                                 -----------    -----------    -----------

Net (decrease) increase in cash and cash equivalents                                 (82,862)        75,447         15,619

Cash and cash equivalents, beginning of year                                         139,079         63,632         48,013
                                                                                 -----------    -----------    -----------
Cash and cash equivalents, end of year                                           $    56,217        139,079         63,632
                                                                                 ===========    ===========    ===========


See accompanying notes to consolidated financial statements.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

                 Notes to Consolidated Financial Statements

                       December 31, 1995, 1994 and 1993

                               (000's omitted)


(1)   ORGANIZATION AND DESCRIPTION OF BUSINESS

      Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Corp.). Wholly-owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) (formerly known as Financial Horizons Life Insurance Company), West Coast Life Insurance Company (WCLIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC) and Nationwide Financial Services, Inc. (NFS). NLIC and its subsidiaries are collectively referred to as "the Company."

      NLIC, NLAIC, WCLIC and ELICW are life and accident and health insurers and NCC is a property and casualty insurer. The Company is licensed in all 50 states, the District of Columbia, the Virgin Islands and Puerto Rico. The Company offers a full range of life insurance, health insurance and annuity products through exclusive agents, brokers and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

      The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. See note 4.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

(a) CONSOLIDATION POLICY

    The December 31, 1995 consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries NLAIC, WCLIC, ELICW, NCC and NFS. The December 31, 1994 and 1993 consolidated financial statements include the accounts of NLIC, NLAIC, WCLIC, NCC and NFS. The December 31, 1994 consolidated balance sheet also includes the accounts of ELICW, which was acquired by NLIC effective December 31, 1994. See Note 13. All significant intercompany balances and transactions have been eliminated.

(b) VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

    The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1995.

    Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

    Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

    Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

    In March, 1995, the Financial Accounting Standards Board (FASB) issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 121 - ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF (SFAS 121). SFAS 121 requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. SFAS 121 also addresses the accounting for long-lived assets that are expected to be disposed of. The statement is effective for fiscal years beginning after December 15, 1995 and earlier application is permitted. Previously issued consolidated financial statements shall not be restated. The Company will adopt SFAS 121 in 1996 and the impact on the consolidated financial statements is not expected to be material.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

(c) REVENUES AND BENEFITS

    TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

    UNIVERSAL LIFE AND INVESTMENT PRODUCTS: Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual and group deferred annuities, annuities without life contingencies and guaranteed investment contracts. Revenues for universal life and investment products consist of asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances and interest credited to policy account balances.

    ACCIDENT AND HEALTH INSURANCE: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(d) DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional life and individual health insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

(e) SEPARATE ACCOUNTS

    Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(f) FUTURE POLICY BENEFITS

    Future policy benefits for traditional life and individual health insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

    Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

    Future policy benefits and claims for collectively renewable long-term disability policies (primarily discounted at 5.2%) and group long-term disability policies (primarily discounted at 5.5%) are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted.

(g) PARTICIPATING BUSINESS

    Participating business represents approximately 45% (45% in 1994 and 48% in 1993) of the Company's ordinary life insurance in force, 72% (72% in 1994 and 1993) of the number of policies in force, and 39% (41% in 1994 and 45% in 1993) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued. Dividend scales are approved by the Board of Directors.

    Income attributable to participating policies in excess of policyholder dividends is accounted for as belonging to the shareholder. See note 12.

(h) FEDERAL INCOME TAX

    NLIC, NLAIC, WCLIC and NCC file a consolidated Federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Corp. Through 1994, ELICW filed a consolidated Federal income tax return with Employers Insurance of Wausau A Mutual Company. Beginning in 1995, ELICW files a separate Federal income tax return.

    In 1993, the Company adopted STATEMENT OF FINANCIAL ACCOUNTING
    STANDARDS NO. 109 - ACCOUNTING FOR INCOME TAXES, which required a change from the deferred method of accounting for income tax of APB Opinion 11 to the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

    The Company has reported the cumulative effect of the change in method of accounting for income tax in the 1993 consolidated statement of income. See note 3.

(i) REINSURANCE CEDED

    Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(j) CASH EQUIVALENTS

    For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

         (k) RECLASSIFICATION

             Certain items in the 1994 and 1993 consolidated financial statements have been reclassified to conform to the 1995 presentation.

(3)      CHANGES IN ACCOUNTING PRINCIPLES

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,593,844 and $7,024,736, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

           Excess of fair value over amortized cost of fixed maturity
             securities available-for-sale                                      $ 430,892
           Adjustment to deferred policy acquisition costs                        (97,177)
           Deferred Federal income tax                                           (116,800)
                                                                                ---------
                                                                                $ 216,915
                                                                                =========

         During 1993, the Company adopted accounting principles in connection with the issuance of two accounting standards by the FASB. The effect as of January 1, 1993, the date of adoption, has been recognized in the 1993 consolidated statement of income as the cumulative effect of changes in accounting principles, as follows:

           Asset/liability method of recognizing income tax (note 2(h))         $ 26,344
           Accrual method of recognizing postretirement benefits other
             than pensions (net of tax benefit of $11,296) (note 11)             (20,979)
                                                                                --------
                                                                                $  5,365
                                                                                ========

(4)      BASIS OF PRESENTATION

         The consolidated financial statements have been prepared in accordance with GAAP. Annual Statements for NLIC and NLAIC, WCLIC, ELICW and NCC, filed with the Department of Insurance of the State of Ohio (the Department), California Department of Insurance, Wisconsin Insurance Department and Michigan Bureau of Insurance, respectively, are prepared on the basis of accounting practices prescribed or permitted by such regulatory authorities. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         The statutory capital shares and surplus of NLIC as reported to regulatory authorities as of December 31, 1995, 1994 and 1993 was $1,363,031, $1,262,861 and $992,631, respectively. The statutory net income of NLIC as reported to regulatory authorities for the years ended December 31, 1995, 1994 and 1993 was $86,529, $76,532 and
         $185,943, respectively.

 LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(5)      INVESTMENTS

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                 1995             1994            1993
                                                            -------------     ------------    ------------
   Gross investment income:
    Securities available-for-sale:
     Fixed maturities                                         $  772,589         674,346              --
     Equity securities                                             1,436             550           7,230
    Fixed maturities held-to-maturity                            232,692         193,009         800,255
    Mortgage loans on real estate                                410,965         376,783         364,810
    Real estate                                                   39,222          40,280          39,684
    Short-term investments                                        12,249           6,990           5,080
    Other                                                         61,701          42,831          33,832
                                                              ----------      ----------      ----------
          Total investment income                              1,530,854       1,334,789       1,250,891
   Less investment expenses                                       47,874          45,288          46,465
                                                              ----------      ----------      ----------
          Net investment income                               $1,482,980       1,289,501       1,204,426
                                                              ==========      ==========      ==========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                 1995             1994           1993
                                                           ---------------   -------------  --------------
    Securities available-for-sale:
     Fixed maturities                                         $  6,792            (7,120)              --
     Equity securities                                           3,435             1,427          129,728
    Fixed maturities                                                --                --           20,225
    Mortgage loans on real estate                               (7,312)          (20,462)         (28,241)
    Real estate and other                                       (2,079)            9,771           (8,039)
                                                              --------          --------         --------
                                                              $    836           (16,384)         113,673
                                                              ========          ========         ========


         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

                                                                                1995             1994
                                                                            ---------------   -------------
    Gross unrealized gains (losses)                                           $ 735,103         (266,618)
    Adjustment to deferred policy acquisition costs                            (143,851)          82,525
    Deferred Federal income tax                                                (206,944)          64,425
                                                                              ---------        ---------
                                                                              $ 384,308         (119,668)
                                                                              =========        =========

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:

                                                                 1995             1994            1993
                                                            ---------------   -------------   -------------
    Securities available-for-sale:
     Fixed maturities                                         $ 1,001,706       (703,851)           --
     Equity securities                                                 15         (1,990)      (128,837)
    Fixed maturities held-to-maturity                              86,477       (421,427)       223,392
                                                              -----------    -----------    -----------
                                                              $ 1,088,198     (1,127,268)        94,555
                                                              ===========    ===========    ===========

 LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                            Gross         Gross
                                                           Amortized     unrealized     unrealized     Estimated
                                                              cost          gains         losses       fair value
                                                         --------------  ------------ ------------- ---------------
 Fixed maturities:

  U.S. Treasury securities and obligations of U.S.
    government corporations and agencies                   $   438,109        36,714            (53)       474,770
  Obligations of states and political subdivisions               9,742         1,252             (1)        10,993
  Debt securities issued by foreign governments                162,442         9,641            (66)       172,017
  Corporate securities                                       8,902,494       524,796        (30,561)     9,396,729
  Mortgage-backed securities                                 3,925,843       196,645         (9,620)     4,112,868
                                                             ---------   -----------    -----------    -----------
      Total fixed maturities                                13,438,630       769,048        (40,301)    14,167,377
 Equity securities                                              27,362         6,441            (85)        33,718
                                                            ----------   -----------    -----------    -----------
                                                           $13,465,992       775,489        (40,386)    14,201,095
                                                           ===========   ===========    ============   ===========


The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows as of December 31, 1994:

                                                                            Gross         Gross
                                                           Amortized     unrealized     unrealized     Estimated
                                                              cost          gains         losses       fair value
                                                         -------------  ------------- ------------- ---------------
SECURITIES AVAILABLE-FOR-SALE
 Fixed maturities:
  U.S. Treasury securities and obligations of U.S.
      government corporations and agencies                    $  393,156        1,794       (18,941)      376,009
  Obligations of states and political subdivisions                 2,202           55           (21)        2,236
  Debt securities issued by foreign governments                  177,910          872        (9,205)      169,577
  Corporate securities                                         4,201,738       50,405      (128,698)    4,123,445
  Mortgage-backed securities                                   3,543,859       18,125      (187,345)    3,374,639
                                                              ----------    ----------    ----------    ---------
        Total fixed maturities                                 8,318,865       71,251      (344,210)    8,045,906
 Equity securities                                                18,372        6,637          (296)       24,713
                                                              ----------    ----------    ----------    ---------
                                                              $8,337,237       77,888      (344,506)    8,070,619
                                                              ==========    =========     ==========    =========

FIXED MATURITY SECURITIES HELD-TO-MATURITY
  Obligations of states and political subdivisions           $   11,613           92           (255)       11,450
  Debt securities issued by foreign governments                  16,131          111            (39)       16,203
  Corporate securities                                        3,661,043       34,180       (120,566)    3,574,657
                                                              ----------    ----------    ----------    ---------
                                                             $3,688,787       34,383       (120,860)    3,602,310
                                                              ==========    ==========    ==========    =========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1995, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized          Estimated
                                                      cost            fair value
                                                    -----------       ------------

FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE
--------------------------------------------
Due in one year or less                             $   641,490         647,639
Due after one year through five years                 5,365,703       5,623,126
Due after five years through ten years                2,477,457       2,609,262
Due after ten years                                   1,028,137       1,174,482
                                                    -----------     -----------
                                                      9,512,787      10,054,509
Mortgage-backed securities                            3,925,843       4,112,868
                                                    -----------     -----------
                                                    $13,438,630      14,167,377
                                                    ===========     ===========

Proceeds from the sale of securities available-for-sale during 1995 and 1994 were $131,420 and $247,876, respectively, while proceeds from sales of investments in fixed maturity securities during 1993 were $33,959. Gross gains of $7,197 ($3,406 in 1994 and $2,413 in 1993) and gross losses of $2,309
($21,866 in 1994 and $39 in 1993) were realized on those sales.

During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $27,929 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $4,285.

As permitted by the FASB's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November, 1995, the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,705,644, resulting in a gross unrealized gain of $171,531.

Investments that were non-income producing for the twelve month period preceding December 31, 1995 amounted to $28,958 ($11,513 for 1994) and consisted of $8,228 (none in 1994) in fixed maturity securities, $14,740 ($11,111 in 1994) in real estate and $5,990 ($402 in 1994) in other long-term investments.

Real estate is presented at cost less accumulated depreciation of $30,931 in 1995 ($29,275 in 1994) and valuation allowances of $26,250 in 1995 ($27,330 in
1994).

Other long-term investments are presented net of valuation allowances of $457 as of December 31, 1995. There were no such valuation allowances as of December 31, 1994.

As of December 31, 1995, the recorded investment of mortgage loans on real estate considered to be impaired (under STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 114, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 118, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN - INCOME RECOGNITION AND DISCLOSURE) was $44,995, which includes $23,975 of impaired mortgage loans on real estate for which the related valuation allowance was $5,276 and $21,020 of impaired mortgage loans on real estate for which there was no valuation allowance. During 1995, the average recorded investment in impaired mortgage loans on real estate was approximately $22,621 and interest income recognized on those loans was $416, which is equal to interest income recognized using a cash-basis method of income recognition.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

    Activity in the valuation allowance account for mortgage loans on real estate is summarized for the year ended December 31, 1995:

                                                                1995
                                                              --------
    Allowance, beginning year                               $ 47,892
         Additions charged to operations                       7,653
         Direct write-downs charged against the allowance     (4,850)
                                                            --------
    Allowance, end of year                                  $ 50,695
                                                            ========

    Foresclosures of mortgage loans on real estate were $37,187 in 1994 and mortgage loans on real estate in process of foreclosure or in-substance foreclosed as of December 31, 1994 totaled $19,878, which approximated fair value.

    Fixed maturity securities with an amortized cost of $13,982 and $11,137 as of December 31, 1995 and 1994, respectively, were on deposit with various regulatory agencies as required by law.


(6) FUTURE POLICY BENEFITS AND CLAIMS

    The liability for future policy benefits for investment contracts represents approximately 82% and 81% of the total liability for future policy benefits as of December 31, 1995 and 1994, respectively. The average interest rate credited on investment product policies was approximately 6.5%, 6.5% and 7.0% for the years ended December 31, 1995, 1994 and 1993, respectively.

    The liability for future policy benefits for traditional life insurance and individual health insurance policies has been established based upon the following assumptions:

       INTEREST RATES:  Interest rates vary as follows:


                                                                                                   Health
          Year of issue                         Life Insurance                                    insurance
          --------------      ------------------------------------------------------------     ---------------
           1995               7.6%, not graded - permanent contracts with loan provisions         4.5%
                              7.7%, not graded - all other contracts
           1984-1994          6.0% to 10.5%, not graded                                           5.0% to 6.0%
           1966-1983          6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%                  3.5% to 6.0%
           1965 and prior     generally lower than post 1965 issues                               3.5% to 4.0%


    WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

    MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Activity in the liability for unpaid claims and claim adjustment expenses is summarized for the years ended December 31:

                                                                      1995           1994            1993
                                                                     ----------    ----------    ---------
      Balance, beginning of year                                      $ 637,998      592,180      760,209
         Less reinsurance recoverables                                  438,761      430,720      547,683
                                                                      ---------    ---------    ---------
               Net balance, beginning of year                           199,237      161,460      212,526
                                                                      ---------    ---------    ---------
      Incurred related to:
         Current year                                                   425,907      273,299      309,721
         Prior years                                                    (17,203)     (26,156)     (26,248)
                                                                      ---------    ---------    ---------
            Total incurred                                              408,704      247,143      283,473
                                                                      ---------    ---------    ---------
      Paid related to:
         Current year                                                   290,605      175,700      208,978
         Prior years                                                    111,353       73,889      125,561
                                                                      ---------    ---------    ---------
            Total paid                                                  401,958      249,589      334,539
                                                                      ---------    ---------    ---------
      Unpaid claims of acquired companies                                 2,542       40,223         --
                                                                      ---------    ---------    ---------
               Net balance, end of year                                 208,525      199,237      161,460
         Plus reinsurance recoverables                                  491,321      438,761      430,720
                                                                      ---------    ---------    ---------
      Balance, end of year                                            $ 699,846      637,998      592,180
                                                                      =========    =========    =========

    Reinsurance recoverables include amounts from affiliates, as discussed in note 13, of $477,912, $430,936, $430,278 and $534,983 as of December 31,
    1995, 1994, 1993 and 1992, respectively.

    The provision for claims and claim adjustment expenses for prior years decreased in each of the three years ended December 31, 1995 due to lower-than-anticipated costs to settle accident and health insurance claims.


(7) FEDERAL INCOME TAX

    The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1995 and 1994 are as follows:

                                                                                       1995            1994
                                                                                     --------       --------
      Deferred tax assets:
       Future policy benefits                                                       $ 179,916      124,044
       Fixed maturity securities available-for-sale                                      --         95,536
       Liabilities in Separate Accounts                                               129,120       94,783
       Mortgage loans on real estate and real estate                                   26,062       25,632
       Other policyholder funds                                                         7,752        7,137
       Other assets and other liabilities                                              47,215       57,528
                                                                                    ---------    ---------
         Total gross deferred tax assets                                              390,065      404,660
                                                                                    ---------    ---------
      Deferred tax liabilities:
       Deferred policy acquisition costs                                              312,616      317,224
       Fixed maturity securities available-for-sale                                   266,184         --
       Equity securities available-for-sale and other
          long-term investments                                                         3,431        3,620
       Other                                                                           46,711       47,301
                                                                                    ---------    ---------
         Total gross deferred tax liabilities                                         628,942      368,145
                                                                                    ---------    ---------
                                                                                    $(238,877)      36,515
                                                                                    =========    =========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

     The Company has determined that valuation allowances are not necessary as of December 31, 1995, 1994 and 1993 based on its analysis of future deductible amounts. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of Federal income tax paid within the statutory carryback period. In addition, for future deductible amounts for securities available-for-sale, affiliates of the Company which are included in the same consolidated Federal income tax return hold investments that could be sold for capital gains that could offset capital losses realized by the Company should securities available-for-sale be sold at a loss.

     Total Federal income tax expense for the years ended December 31, 1995, 1994 and 1993 differs from the amount computed by applying the U.S.
     Federal income tax rate to income before tax as follows:

                                                                 1995                      1994                    1993
                                                         ----------------------   ----------------------   ----------------------
                                                                Amount     %            Amount     %            Amount      %
                                                         ---------------  -----   --------------  ------   -------------  -------
      Computed (expected) tax expense                        $ 111,906    35.0       $  95,631    35.0      $ 109,515     35.0
      Tax exempt interest and dividends
         received deduction                                       (137)   (0.1)           (194)   (0.1)        (2,322)    (0.7)
      Current year increase in U.S. Federal
         income tax rate                                            --      --              --      --          1,704      0.5
      Other, net                                                (4,515)   (1.4)         (5,933)   (2.1)        (2,139)    (0.7)
                                                             ---------    ----       ---------    ----      ---------     ----
            Total (effective rate of each year)              $ 107,254    33.5       $  89,504    32.8      $ 106,758     34.1
                                                             =========    ====       =========    ====      =========     ====



     Total Federal income tax paid was $75,309, $87,576 and $58,286 during the years ended December 31, 1995, 1994 and 1993, respectively.

     Prior to 1984, the Life Insurance Company Income Tax Act of 1959 as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The balance of the PSA was approximately $35,344 as of December 31, 1995.

(8)  DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

     STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

     These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and,in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

       Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts are provided to make the fair value disclosures more meaningful.

       The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

       The following methods and assumptions were used by the Company in estimating its fair value disclosures:

         CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

         FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.


         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand.

         MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

         INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

         POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life, universal life and supplementary contracts with
         life   contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

         POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS:
         The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follow as of December 31, 1995 and 1994:


                                                     1995                          1994
                                           --------------------------   -------------------------
                                             Carrying      Estimated      Carrying     Estimated
                                              amount       fair value      amount      fair value
                                           -----------    -----------   -----------   -----------
ASSETS
------
Investments:
   Securities available-for-sale:
      Fixed maturities                     $14,167,377    14,167,377     8,045,906     8,045,906
      Equity securities                         33,718        33,718        24,713        24,713
   Fixed maturities held-to-maturity              --            --       3,688,787     3,602,310
   Mortgage loans on real estate             4,786,599     5,169,805     4,222,284     4,173,284
   Policy loans                                370,908       370,908       340,491       340,491
   Short-term investments                       45,732        45,732       131,643       131,643
Cash                                            10,485        10,485         7,436         7,436
Assets held in Separate Accounts            18,763,678    18,763,678    12,222,461    12,222,461

LIABILITIES
-----------
Investment contracts                        13,561,943    13,221,724    12,189,894    11,657,556
Policy reserves on life insurance contacts   3,695,814     3,659,074     3,170,085     2,934,384
Policyholders' dividend accumulations          353,554       353,554       338,058       338,058
Other policyholder funds                        71,155        71,155        72,770        72,770
Liabilities related to Separate Accounts    18,763,678    18,224,933    12,222,461    11,807,331


(9) ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURES
    --------------------------------------------

    FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

    Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the
    contract.   Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $361,974 extending into 1996 were outstanding as of December 31, 1995.

    SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (22% in 1994) in any geographic area and no more than 2% (2% in 1994) with any one borrower.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    The summary below depicts loans by remaining principal balance as of December 31, 1995 and 1994:

                                                                                              Apartment
                                                            Office    Warehouse     Retail     & other      Total
                                                          ---------   ---------   ---------   ---------   ---------
1995:
 East North Central                                      $ 140,732     110,361     534,814     184,201     970,108
 East South Central                                         23,978      15,653     183,790      84,588     308,009
 Mountain                                                     --        18,940     144,156      48,727     211,823
 Middle Atlantic                                           124,079      72,201     183,562      18,383     398,225
 New England                                                 9,594      39,526     153,644           1     202,765
 Pacific                                                   190,628     239,687     395,914     107,650     933,879
 South Atlantic                                            101,904      74,731     458,355     279,692     914,682
 West North Central                                        134,866      14,205      81,521      37,586     268,178
 West South Central                                         69,143      99,618     194,717     272,323     635,801
                                                          ---------   ---------   ---------   ---------   ---------
                                                          $ 794,924     684,922   2,330,473   1,033,151   4,843,470
                                                          =========   =========   =========   =========
     Less valuation allowances and unamortized discount                                                      56,871
                                                                                                          ---------
                Total mortgage loans on real estate, net                                                 $4,786,599
                                                                                                          =========


                                                                                              Apartment
                                                            Office    Warehouse     Retail     & other      Total
                                                          ---------   ---------   ---------   ---------   ---------
1994:
 East North Central                                      $ 109,233     103,499     540,686     191,489     944,907
 East South Central                                         24,298      10,803     127,845      76,897     239,843
 Mountain                                                    3,150      13,770     140,358      39,682     196,960
 Middle Atlantic                                            61,299      53,285     140,847      30,111     285,542
 New England                                                10,536      43,282     139,131           4     192,953
 Pacific                                                   195,393     210,930     397,911      68,768     873,002
 South Atlantic                                             87,150      81,576     424,150     210,354     803,230
 West North Central                                        127,760      11,766      80,854       4,738     225,118
 West South Central                                         51,013      84,796     184,923     194,788     515,520
                                                          ---------   ---------   ---------   ---------   ---------
                                                          $ 669,832     613,707   2,176,705     816,831   4,277,075
                                                          =========   =========   =========   =========
   Less valuation allowances and unamortized discount                                                        54,791
                                                                                                          ---------
        Total mortgage loans on real estate, net                                                         $4,222,284
                                                                                                          =========


(10)  PENSION PLAN
      ------------

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

      Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement
    Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

    Pension costs charged to operations by the Company during the years ended December 31, 1995, 1994 and 1993 were $14,105, $10,451 and $6,702, respectively.

    The Company's net accrued pension expense as of December 31, 1995 and 1994 was $1,376 and $1,836, respectively.

    The net periodic pension cost for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995, 1994 and 1993 follows:

                                                                 1995          1994          1993
                                                              ---------     ---------     ---------
     Service cost (benefits earned during the period)         $  64,524        64,740        47,694
     Interest cost on projected benefit obligation               95,283        73,951        70,543
     Actual return on plan assets                              (249,294)      (21,495)     (105,002)
     Net amortization and deferral                              143,353       (62,150)       20,832
                                                               ---------     ---------     ---------
                                                              $  53,866        55,046        34,067
                                                               =========     =========     =========

    Basis for measurements, net periodic pension cost:


                                                                    1995          1994          1993
                                                                 ---------     ---------     ---------
     Weighted average discount rate                                7.50%         5.75%         6.75%
     Rate of increase in future compensation levels                6.25%         4.50%         4.75%
     Expected long-term rate of return on plan assets              8.75%         7.00%         7.50%

    Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1995
    (post-merger) and the Nationwide Insurance Companies and Affiliates Retirement Plan as of December 31, 1995 (pre-merger) and 1994 follows:

                                                                   Post-merger     Pre-merger
                                                                      1995           1995           1994
                                                                   -----------    -----------    -----------
          Accumulated benefit obligation:

          Vested                                                   $ 1,236,730      1,002,079        914,850
          Nonvested                                                     26,503          8,998          7,570
                                                                   -----------    -----------    -----------
                                                                   $ 1,263,233      1,011,077        922,420
                                                                   ===========    ===========    ===========

     Net accrued pension expense:
        Projected benefit obligation for services rendered
           to date                                                 $ 1,780,616      1,447,522      1,305,547
        Plan assets at fair value                                    1,738,004      1,508,781      1,241,771
                                                                   -----------    -----------    -----------
           Plan assets (less than) in excess of  projected
              benefit obligation                                       (42,612)        61,259        (63,776)
        Unrecognized prior service cost                                 42,845         42,850         46,201
        Unrecognized net (gains) losses                                (63,130)       (86,195)        39,408
        Unrecognized net obligation (asset) at transition               41,305        (19,841)       (21,994)
                                                                   -----------    -----------    -----------
                                                                   $   (21,592)        (1,927)          (161)
                                                                   ===========    ===========    ===========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

     Basis for measurements, funded status of plan:

                                                          Post-merger       Pre-merger
                                                             1995             1995              1994
                                                        ---------------  ---------------   ---------------
     Weighed average discount rate                           6.00%             6.00%            7.50%
     Rate of increase in future compensation levels          4.25%             4.25%            6.25%



     Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW. Prior to the merger, the assets of the Nationwide Insurance Companies and Affiliates Retirement Plan were invested in a group annuity contract of NLIC.

(11) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
     -------------------------------------------

     In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     Effective January 1, 1993, the Company adopted the provisions of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 106 - EMPLOYERS' ACCOUNTING FOR POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (SFAS 106), which requires the accrual method of accounting for postretirement life and health care insurance benefits based on actuarially determined costs to be recognized over the period from the date of hire to the full eligibility date of employees who are expected to qualify for such benefits.

     The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation as of January 1, 1993. Accordingly, a noncash charge of $32,275 ($20,979 net of related income tax benefit) was recorded in the 1993 consolidated statement of income as a cumulative effect of a change in accounting principle. See note 3. The adoption of SFAS 106, including the cumulative effect of the change in accounting principle, increased the expense for postretirement benefits by $35,277 to $36,544 in 1993. Certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

     The Company's accrued postretirement benefit expense as of December 31, 1995 and 1994 was $51,490 and $36,001, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1995 and 1994 was $8,269 and $4,627, respectively.

     The amount of NPPBC for the plan as a whole for the years ended December 31, 1995, 1994 and 1993 was as follows:

                                                                                   1995            1994          1993
                                                                                 --------        --------      --------
     Service cost - benefits attributed to employee service during the year      $  6,235           8,586         7,090
     Interest cost on accumulated postretirement benefit obligation                14,151          14,011        13,928
     Actual return on plan assets                                                  (2,657)         (1,622)         --
     Amortization of unrecognized transition obligation of affiliates               2,966             568           568
     Net amortization and deferral                                                 (1,619)          1,622          --
                                                                                 --------        --------      --------
                                                                                 $ 19,076          23,165        21,586
                                                                                 ========        ========      ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

       Information regarding the funded status of the plan as a whole as of December 31, 1995 and 1994 follows:

                                                                                     1995          1994
                                                                                   ---------    ---------
       Accrued postretirement benefit expense:
          Retirees                                                                 $  88,680       76,677
          Fully eligible, active plan participants                                    28,793       22,013
          Other active plan participants                                              90,375       59,089
                                                                                   ---------    ---------
             Accumulated postretirement benefit obligation (APBO)                    207,848      157,779
          Plan assets at fair value                                                   54,325       49,012
                                                                                   ---------    ---------
             Plan assets less than accumulated postretirement benefit obligation    (153,523)    (108,767)
          Unrecognized transition obligation of affiliates                             1,827        6,577
          Unrecognized net gains                                                      (1,038)     (41,497)
                                                                                   ---------    ---------
                                                                                   $(152,734)    (143,687)
                                                                                   =========    =========


       Actuarial assumptions used for the measurement of the APBO as of December 31, 1995 and 1994 and the NPPBC for 1995, 1994 and 1993 were as follows:

                                                          1995          1995          1994          1994          1993
                                                          APBO         NPPBC          APBO          NPPBC         NPPBC
                                                       -----------   -----------   ------------  ------------  ------------
           Discount rate                                 6.75%            8%            8%            7%            8%
           Assumed health care cost trend rate:
               Initial rate                                11%           10%           11%           12%           14%
               Ultimate rate                                6%            6%            6%            6%            6%
               Uniform declining period                  12 Years      12 Years      12 Years      12 Years      12 Years

       The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1995 by $641 and the NPPBC for the year ended December 31, 1995 by $107.

(12)   REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND
       RESTRICTIONS
       -------------------------------------------------------------

       Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance subsidiaries exceed the minimum risk-based capital requirements.

       In accordance with the requirements of the New York statutes, the Company has agreed with the Superintendent of Insurance of that state that so long as participating policies and contracts are held by residents of New York, no profits on participating policies and contracts in excess of the larger of (a) ten percent of such profits or
       (b) fifty cents per year per thousand dollars of participating life insurance in force, exclusive of group term, as of the year-end shall inure to the benefit of the shareholder. Such New York statutes further provide that so long as such agreement is in effect, such excess of profits shall be exhibited as "participating policyholders' surplus" in annual statements filed with the Superintendent and shall be used only for the payment or apportionment of dividends to participating policyholders at least to the extent required by statute or for the purpose of making up any loss on participating policies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

      In the opinion of counsel for the Company, the ultimate ownership of the entire surplus, however classified, of the Company resides with the shareholder, subject to the usual requirements under state laws and regulations that certain deposits, reserves and minimum surplus be maintained for the protection of the policyholders until all policy contracts are discharged.

      Based on the opinion of counsel with respect to the ownership of its surplus, the Company is of the opinion that the earnings attributable to participating policies in excess of the amounts paid as dividends to policyholders belong to the shareholder rather than the policyholders, and such earnings are so treated by the Company.

      The amount of shareholder's equity other than capital shares was $2,664,697, $1,904,664 and $1,647,353 as of December 31, 1995, 1994 and
      1993, respectively. The amount thereof not presently available for dividends to the shareholder due to the New York restrictions was $1,503,241, $929,934 and $954,037 as of December 31, 1995, 1994 and 1993,
      respectively.

      Ohio law limits the payment of dividends to shareholders. The maximum dividend that may be paid by the Company without prior approval of the Director of the Department is limited to the greater of statutory gain from operations of the preceding calendar year or 10% of statutory shareholder's surplus as of the prior December 31. Therefore, $2,468,687 of shareholder's equity, as presented in the accompanying consolidated financial statements, is so restricted as to dividend payments in 1996.

      Each of NLIC's insurance company subsidiaries are limited in their payment of dividends by the state insurance department of their respective state of domicile. As of December 31, 1995, the maximum amount of shareholder's equity available for dividend payment to NLIC in 1996 by its insurance company subsidiaries without prior approval are:

      Nationwide Life and Annuity Insurance Company   $10,143
      West Coast Life Insurance Company                13,153
      Employers Life Insurance Company of Wausau       10,132
      National Casualty Company                            --
                                                      -------
                                                      $33,428
                                                      =======


(13)  TRANSACTIONS WITH AFFILIATES
      ----------------------------

      On March 1, 1995, Corp. contributed all of the outstanding shares of Farmland Life Insurance Company (Farmland) to NLIC, which then merged Farmland into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. The contribution of Farmland has been accounted for in a manner similar to a pooling of interests and accordingly, Farmland's results are included in the consolidated statements of income beginning January 1, 1995. However, prior period consolidated financial statements have not been restated due to the impact of Farmland being immaterial.

      Effective December 31, 1994, NLIC purchased all of the outstanding shares of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC.

      Certain annuity products are sold through three affiliated companies which are also subsidiaries of Corp. Total commissions and fees paid to these affiliates for the three years ended December 31, 1995 were $57,969, $50,470 and $44,577, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

      The Company shares home office, other facilities, equipment and common management and administrative services with affiliates.

      The Company participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1995 and 1994 were not material.

      During 1993, the Company sold equity securities with a market value $194,515 to NMIC, resulting in a realized gain of $122,823. With the proceeds, the Company purchased securities with a market value of $194,139 and cash of $376 from NMIC.

      Intercompany reinsurance contracts exist between NLIC and NMIC, NLIC and WCLIC, NLIC and NCC, WCLIC and NMIC and WCLIC and ELICW as of December 31, 1995. These contracts are immaterial to the consolidated financial statements.

      NCC participates in several 100% quota share reinsurance agreements with NMIC and Nationwide Mutual Fire Insurance Company, the minority shareholder of Corp. As a result of these agreements, the following assets and (liabilities) are included in the consolidated financial statements as of December 31, 1995 and 1994 for reinsurance ceded:

                                                                            1995          1994
                                                                        -----------   -----------
      Reinsurance recoverable                                           $ 590,379       541,289
      Unearned premium reserves                                          (112,467)     (110,353)
      Liability for unpaid claims and claim adjustment expense           (477,912)     (430,936)

      The ceding of reinsurance does not discharge the original insurer from primary liability to its policyholder. The insurer which assumes the coverage assumes the related liability and it is the practice of insurers to treat insured risks, to the extent of reinsurance ceded, as though they were risks for which the original insurer is not liable. Management believes the financial strength of NMIC reduces to an acceptable level any risk to NCC under these intercompany reinsurance agreements.

      ELICW assumes certain accident and health insurance business from Employers Insurance of Wausau A Mutual Company, an affiliate. During 1995, total premiums assumed by ELICW under the reinsurance agreement were $150,622.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $21,644 and $92,531 as of December 31, 1995 and 1994, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

(14)  BANK LINES OF CREDIT
      --------------------

      As of December 31, 1995 and 1994, NLIC had $120,000 of confirmed but unused bank lines of credit which support a $100,000 commercial paper borrowing authorization.

(15)  CONTINGENCIES
      -------------

      The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(16)  SEGMENT INFORMATION
      -------------------

      The Company operates in the long-term savings, life insurance and accident and health insurance lines of business in the life insurance and property and casualty insurance industries. Long-term savings operations include both qualified and non-qualified annuity contracts issued to both individuals and groups. Life insurance operations include whole life, universal life, variable universal life and endowment and term life insurance issued to individuals and groups. Accident and health insurance operations also provide coverage to individuals and groups. Corporate primarily includes investments, and the related investment income, which are not specifically allocated to one of the three operating segments. In addition, realized gains and losses on all general account investments are reported as a component of the corporate segment.

      During 1995, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

      The following table summarizes the revenues and income (loss) before Federal income tax expense and cumulative effect of changes in accounting principles for the years ended December 31, 1995, 1994 and 1993 and assets as of December 31, 1995, 1994 and 1993, by business segment.

                                                                                      1995           1994           1993
                                                                                 ------------    ------------   ------------
      Revenues:
           Long-term savings                                                     $  1,406,241       1,125,013      1,048,045
           Life insurance                                                             502,885         452,795        432,343
           Accident and health insurance                                              532,383         345,545        339,764
           Corporate                                                                  134,598         122,847        214,374
                                                                                 ------------    ------------   ------------
                                                                                 $  2,576,107       2,046,200      2,034,526
                                                                                 ============    ============   ============

      Income (loss) before Federal income tax expense and
          cumulative effect of changes in accounting principles:
           Long-term savings                                                          129,475          95,530         47,966
           Life insurance                                                              63,169          46,119         36,383
           Accident and health insurance                                              (12,521)         13,221         15,041
           Corporate                                                                  139,609         118,360        213,511
                                                                                 ------------    ------------   ------------
                                                                                 $    319,732         273,230        312,901
                                                                                 ============    ============   ============
      Assets:
           Long-term savings                                                       34,634,892      25,815,273     20,695,598
           Life insurance                                                           3,675,581       3,231,651      2,897,574
           Accident and health insurance                                              307,643         291,296        297,200
           Corporate                                                                1,995,995       1,773,913      1,515,989
                                                                                 ------------    ------------   ------------
                                                                                 $ 40,614,111      31,112,133     25,406,361
                                                                                 ============    ============   ============



                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment No. 12 to Form S-6 Registration Statement comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 111 pages.

Representations and Undertakings.

The Signatures.

Accountants' Consent

The following exhibits required by Forms N-8B-2 and S-6:

1. Power of Attorney dated April 4, 1996     An original Power of Attorney
                                             dated April 4, 1996 is included
                                             with Post-Effective Amendment No. 9
                                             to the Registration Statement on
                                             Form N-4 for the NACo Variable
                                             Account (File No. 33-33425,
                                             811-5999) and is hereby
                                             incorporated by reference on file
                                             with the Company.

2. Resolution  of  the  Depositor's          Included with the  Registration
   Board  of  Directors authorizing          Statement on Form N-8B-2 for the
   the establishment of the Registrant,      Nationwide VLI Separate Account-2
   adopted                                   (File No.  811-5311), and is hereby
                                             incorporated by reference.

3. Distribution Contracts                    Included with the Registration
                                             Statement on Form N-8B-2 for the
                                             Nationwide VLI Separate Account-2
                                             (File No. 811-5311), and is hereby
                                             incorporated by reference.

4. Form of Security                          Included with the Registration
                                             Statement on Form S-6 for the
                                             Nationwide VLI Separate Account-2
                                             (File No. 33-42180), and is hereby
                                             incorporated by reference.

5. Articles of Incorporation of              Included with the Registration
   Depositor                                 Statement on Form N-8B-2 for
                                             the Nationwide VLI Separate
                                             Account-2  (File No. 811-5311),
                                             and is hereby incorporated by
                                             reference.

6. Application form of Security              Included with the Registration
                                             Statement on Form S-6 for the
                                             Nationwide VLI Separate Account-2
                                             (File No. 33-42180), and is hereby
                                             incorporated by reference.

7. Opinion of Counsel                        Included with the Registration
                                             Statement on Form S-6 for the
                                             Nationwide VLI Separate Account-2
                                             (File No. 33-42180), and is hereby
                                             incorporated by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and the Company hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and the Company elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the Policies described in the prospectus. The Policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by the Company under the Policies. The Company represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the Policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by the Company, and will be made available to the Securities and Exchange Commission (the "Commission") on request.

(c) The Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(d) The Company represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) That the fees and charges deducted under the Policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                              ACCOUNTANTS' CONSENT



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:




We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the Prospectus.




                                                        KPMG Peat Marwick LLP

Columbus, Ohio
April 26, 1996

                                   SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2 has duly caused this Post-Effective Amendment No. 12 to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 28th day of February, 1997.


                                              NATIONWIDE VLI SEPARATE ACCOUNT-2
                                              ---------------------------------
                                                      (Registrant)

(Seal)                                        NATIONWIDE LIFE INSURANCE COMPANY
                                              ---------------------------------
Attest:                                                     (Sponsor)
W. SIDNEY DRUEN                               By:       JOSEPH P. RATH
-----------------------------------------        ------------------------------
W. Sidney Druen                                          Joseph P. Rath
Assistant Secretary                              Vice President and Associate
                                                         General Counsel



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 has been signed below by the following persons in the capacities indicated on the 28th day of February, 1997.



              SIGNATURE                                    TITLE


LEWIS J. ALPHIN                                          Director
------------------------------------------
Lewis J. Alphin

KEITH W. ECKEL                                           Director
------------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                         Director
------------------------------------------
Willard J. Engel

FRED C. FINNEY                                           Director
------------------------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                                Director
------------------------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                                President/Chief Operating Officer and Director
------------------------------------------
Joseph J. Gasper

 HENRY S. HOLLOWAY                                    Chairman of the Board and Director
 -----------------------------------------
Henry S. Holloway
                                         Chairman and Chief Executive Officer - Nationwide Insurance
D. RICHARD MCFERSON                                        Enterprise and Director
------------------------------------------
D. Richard McFerson

DAVID O. MILLER                                          Director
------------------------------------------
David O. Miller

C. RAY NOECKER                                           Director
------------------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                               Executive Vice President-Chief Financial Officer
------------------------------------------
Robert A. Oakley

JAMES F. PATTERSON                                       Director                           By/s/JOSEPH P. RATH
------------------------------------------                                       ------------------------------------------
James F. Patterson                                                                           Joseph P. Rath
                                                                                             Attorney-in-Fact
ARDEN L. SHISLER                                         Director
------------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                        Director
------------------------------------------
Robert L. Stewart
                                                         Director
NANCY C. THOMAS
------------------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                          Director
------------------------------------------
Harold W. Weihl

                              POWER OF ATTORNEY


        KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, an Ohio corporation, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with the MFS Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Multi-Flex Variable Account and Nationwide Variable Account-8; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned individual Variable Annuity Contracts in connection with the Nationwide Multiple Maturity Separate Account, and the registration of Group Flexible Fund Retirement Contracts in connection with the Nationwide DC Variable Account, Nationwide DCVA-II, and the NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with the Nationwide VLI Separate Account, Nationwide
VLI Separate Account-2 and Nationwide VLI Separate Account-3 of Nationwide Life Insurance Company, hereby constitutes and appoints D. Richard McFerson, Joseph
J. Gasper, Gordon E. McCutchan, W. Sidney Druen, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

        IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 9th day of August, 1996.


-------------------------------------    -------------------------------------
Lewis J. Alphin, Director                David O. Miller, Director


-------------------------------------    -------------------------------------
Keith W. Eckel, Director                 C. Ray Noecker, Director


-------------------------------------    -------------------------------------
Willard J. Engel, Director               Robert A. Oakley, Executive Vice
                                         President and Chief Financial Officer

-------------------------------------
Fred C. Finney, Director                 -------------------------------------
                                         James F. Patterson, Director

-------------------------------------
Charles F. Fuellgraf, Jr., Director      -------------------------------------
                                         Arden L. Shisler, Director

-------------------------------------
Joseph J. Gasper, President and Chief    -------------------------------------
Operating Officer and Director           Robert L. Stewart, Director


-------------------------------------    -------------------------------------
Henry S. Holloway, Chairman of the       Nancy C. Thomas, Director
Board, Director

                                         -------------------------------------
-------------------------------------    Harold W. Weihl, Director
D. Richard McFerson, Chairman and
Chief Executive Officer-Nationwide
Insurance Enterprise and Director